As filed with the Securities and Exchange Commission March 26, 2010
File Nos. 2-67052 and 811-3023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 276

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 277
_____________________________________________________________________________________________

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Copies to:
Megan Hadley Koehler, Esq.
Atlantic Fund Administration LLC
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]	on March 29, 2010 pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on __________ pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on __________ pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund

UCM FUNDS
UCM FLOATING NAV FUND Institutional Shares (UCMTX) PROSPECTUS March 29 , 2010

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus.  Any representation to the contrary is a criminal offense.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Summary Section	2
Investment Objective	2
Fees and Expenses	3
Expense Example Portfolio Turnover	3 4
Principal Investment Strategies	4
Principal Investment Risks	4
Performance Information	5
Manage ment	5
Purchase and Sale of Fund Shares	5
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6

Investment Details Regarding the Fund	7
Additional Information Regarding Investment Strategies	7
Additional Information Regarding Risk Factors	9

Management	12
Adviser	12
Portfolio Managers	12
Other Service Providers	12
Fund Expenses	13

Your Account	14
How to Contact the Fund	14
General Information	14
Buying Shares	16
Selling Shares	18

Other Information	21
Distributions and Dividend Reinvestments	21
Taxes	21
Organization	21

Financial Highlights	22

1

Summary Section

INVESTMENT OBJECTIVE

U CM Floating NAV Fund (the “Fund”) seeks to provide a high level of current income that is consistent with daily liquidity and principal preservation.

FEES AND EXPENSES

The following table describes the various fees and expenses that you may pay if you invest in the Fund .

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Sales (Charge) Load Imposed on Reinvested Dividends	None
Deferred Sales Load Imposed on Redemptions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage value of your investment)
Management Fees	0.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Acquired Fund Fees and Expenses(1)	0.20%
Total Annual Fund Operating Expenses	0.26%
Fee Reduction & Expense Reimbursements	(0.06)%
Net Total Annual Fund Operating Expenses(2)	0.20%

 (1) The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s indirect expenses from investing in the acquired funds is based upon the estimated average allocation of the Fund’s investments in the acquired funds and upon the estimated operating expenses of the acquired funds (including estimated waivers and expense limitations) from their most recent prospectus.  Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(2) Utendahl has contractually agreed to waive its fee and/or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.20% (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) through April 1 , 2011. The contractual waiver may be changed or eliminated only with the consent of the Board of Trustees of Forum Funds .

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Shares	$20	$78

2

PORTFOLIO TURNOVER

The Fund directly pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).   The Fund indirectly pays the same transaction costs when the Underlying Funds (as described below)  buy and sell securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of underlying funds (“Underlying Funds”) managed by Utendahl Capital Management, LP (“Utendahl” or the “ Adviser ”) .  The Fund’s assets are allocated between two Underlying Funds, the U CM Credit Floating NAV Fund (the “Credit Fund”), subadvised by Pacific Investment Management Company LLC (“PIMCO” or the “Subadviser”) , and the U CM Government Floating NAV Fund (the “Government Fund”), managed by Utendahl .

Utendahl is responsible for overall Fund asset allocation.  The allocation between the Credit Fund and the Government Fund will remain in a range of at least 20% and no more than 80% allocated per Underlying Fund.  However, Utendahl will continuously review, and adjust as deemed appropriate, the asset allocation taking into consideration economic, financial markets, fiscal and monetary policy conditions, and will focus on relative value, credit risk, yields, and other investment considerations.

The Credit Fund seeks to achieve its investment objective of providing a high level of current income that is consistent with daily liquidity and principal preservation by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of high quality, short maturity fixed income securities with low price volatility that are investment grade.  Investment grade securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Utendahl or PIMCO .

The Credit Fund may not, with respect to 75% of the Credit Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities of other investment companies, if, as a result (i) more than 5% of the Credit Fund’s total assets would be invested in the securities of that issuer, or (ii) the Credit Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Government Fund seeks to achieve its investment objective of providing a high level of current income that is consistent with daily liquidity and principal protection by investing at least 80% of its assets in obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government; U.S. Treasury obligations; separately traded interest and principal component parts of such obligations; and repurchase agreements secured by such obligations.

In order to provide daily liquidity, the Government Fund invests in fixed income securities that Utendahl expects to have low price volatility due to their short-term maturity of less than 15 months individually.  Additional steps to provide daily liquidity include maintaining a dollar-weighted average portfolio maturity of 90 days or less, investing in U.S. Treasury or U.S. government guaranteed securities, and investing in fixed income securities that that Utendahl determines to be highly liquid.  The Government Fund also maintains a diversified portfolio of securities.

The Underlying Funds maintain an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally do not invest in any securities with a remaining maturity of more than 465 days (approximately 15 months).  In general, the majority of securities will have a remaining maturity of 397 days or less. Some of the securities in which the Underlying Funds may invest, however, may be deemed to be illiquid under applicable law.

3

The Fund and each Underlying Fund declares distributions from net investment income (which, in the Fund’s case, includes the dividends it receives from the Underlying Funds) daily, which serves to eliminate the inclusion of that income in the Fund’s and each Underlying Fund’s net asset value (“NAV”) and to reduce the movement of the Fund’s and each Underlying Fund’s NAV away from $10.00 per share.

Each of the Fund ’s and Underlying Funds ’ investment and income distribution strategy should result in the Fund and the Underlying Funds each maintaining a NAV that floats close to $10.00 per share.     Unlike money market funds, the Fund and Underlying Funds do not seek to maintain a stable share price of $1.00 and will not use the amortized cost method of valuation.  Instead, the Fund and Underlying Funds generally value their portfolio securities using current market prices furnished by an independent pricing service.  As a result, the Fund’s and each Underlying Fund’s share price, which is its NAV per share (which includes undistributed realized net gains) , will vary and reflect the effects of unrealized appreciation and depreciation.   Each of the Fund’s and Underlying Funds’ floating NAV is designed to reduce the likelihood of shareholder redemptions prompted to avoid unrealized depreciation or realized losses. Realized gains and losses do not contribute to the variation of an NAV.

PRINCIPAL INVESTMENT RISKS

It is important that investors closely review and understand the risks of investing in the Fund.  Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Fund of Funds Risk.  The Fund pursues its investment objective by investing its assets in the Underlying Funds, therefore, the risks associated with an investment in the Fund include the risks associated with an investment in the Underlying Funds.

Among the principal risks of investing in the Underlying Funds are:

Low Yield Risk.  Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield of the Underlying Funds will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Credit Risk. The value of the investment in the Underlying Funds may change in response to changes in the credit ratings of each Underlying Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Underlying Funds may invest.

Repurchase Agreement Risk. A repurchase agreement exposes the Underlying Funds to the risk that the party that sells the securities may default on its obligation to repurchase them.  In this circumstance, the Underlying Funds can lose money because it cannot sell the securities at the agreed-upon time and price; or the securities lose value before they can be sold.

Liquidity Risk.   Certain high quality securities eligible for investment by the Underlying Funds may be deemed to be illiquid under applicable law. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the Credit Fund to sell securities at prices that could have an adverse effect on the Credit Fund’s share price.

Variable and Floating Rate Securities Risk.   Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

4

Market Risk. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Management Risk.   Management risk is the risk that the investment techniques and risk analyses applied by Utendahl and PIMCO will not produce the desired results or that legislative, regulatory, or tax developments may affect the investment techniques available to Utendahl and PIMCO and the individual portfolio manager in connection with managing the Fund and Underlying Funds.  There is no guarantee that the investment objective of the Fund and Underlying Funds will be achieved.

Financial Services Exposure.   Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

Foreign Investment Risk. The Credit Fund may invest in high quality short-term securities of foreign issuers that are denominated in U.S. dollars.  Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

Mortgage-Related and Other Asset-Backed Securities Risk.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if the Credit Fund holds mortgage-related and/or other asset-backed securities, it may exhibit additional volatility.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Leveraging Risk.  The risk that certain transactions of the Underlying Funds, such as reverse repurchase agreements, dollar rolls, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Underlying Funds to be more volatile than if they had not been leveraged.

PERFORMANCE INFORMATION

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

MANAGEMENT

Adviser.   Utendahl Capital Management, LP is the Fund’s Adviser.   Utendahl is the A dviser for the Underlying Funds and will be responsible for investment decisions within the Government Fund.

Subadviser. Pacific Investment Management Company LLC is the Credit Fund’s Subadviser and will be responsible for investment decisions within the Credit Fund.

Portfolio Manage r.   Mr. Thomas Mandel is primarily responsible for the day to day management of the Fund. Mr. Mandel was Utendahl ’s Chief Investment Officer from 1992 until 2005 and is currently a senior member of Utendahl ’s investment team.

PURCHASE AND SALE OF FUND SHARES

The Fund will only accept purchase orders and redemption orders with proceeds to be sent by wire and will not accept orders by any other means.  Please contact the Transfer Agent at (877) 828-8210 (toll-free) to obtain t he   ABA routing number and the account number for the Fund.  The Fund accepts investments in the following minimum amount:

5

Initial Minimum Investment
A ll Accounts	$5,000,000

There are no minimum subsequent investment requirements.

You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone.

TAX INFORMATION

Shareholders (other than tax-advantaged retirement plans and accounts and other tax-exempt investors) may receive distributions from the Fund of net investment income and net realized capital gains, if any, which generally will be taxed as ordinary income or, if and to the extent those gains are long-term, as long-term capital gains.   See “Taxes” in the Fund’s prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

6

Investment Details Regarding the Fund

The Fund seeks to provide high levels of current income while providing daily liquidity and principal preservation. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of underlying funds managed by Utendahl (the “Underlying Funds”) .  The Fund’s assets are allocated between the Underlying Funds. The allocation between the Credit Fund and the Government Fund will remain in a range of at least 20% and no more than 80% allocated per Underlying Fund.  However, Utendahl will continuously review, and adjust as deemed appropriate, the asset allocation taking into consideration economic, financial markets, fiscal and monetary policy conditions, and will focus on relative value, credit risk, yields, and other investment considerations.   Utendahl will consider information from publically available sources such as economic indicators, money market security yields, credit quality, liquidity, and volatility, monetary and fiscal policy, along with research from various sources, and information discussed with the Credit Fund’s Subadviser, as a part of this ongoing process.  Asset allocation may change over time through investments into or redemptions from one or both Underlying Funds or Utendahl may change asset allocation through proactive re-allocation of assets either within the Underlying Funds or by adjusting the percentage investment into each of the Underlying Funds.  Adjustments to asset allocation will happen as frequently or infrequently as deemed appropriate by Utendahl .

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES

Investment Strategies of the Underlying Funds

U CM Credit Floating NAV Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of investment grade securities.  The Credit Fund seeks to provide daily liquidity and principal protection through investment in high quality, short maturity fixed income securities with low price volatility.

•
The Credit Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 465 days (approximately 15 months).  In general, the majority of securities will have a remaining maturity of 397 days or less.

•
The Credit Fund invests in investment grade securities.  Investment grade securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Utendahl or PIMCO. While the top four credit rating categories are all investment grade, the fourth category is the lowest investment grade category and may be deemed to have certain speculative rating characteristics.

•
The Credit Fund may invest in securities of non-U.S. issuers only if the securities are U.S. dollar-denominated.  The Credit Fund may invest in securities that pay interest on a variable or floating rate basis.

The Credit Fund may not, with respect to 75% of the Credit Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities of other investment companies, if, as a result (i) more than 5% of the Credit Fund’s total assets would be invested in the securities of that issuer, or (ii) the Credit Fund would hold more than 10% of the outstanding voting securities of that issuer.   Some of the securities in which the Credit Fund may invest, however, may be deemed to be illiquid under applicable law.

The Credit Fund may purchase instruments on an extended settlement basis and may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Credit Fund may acquire securities on a when-issued basis and may buy securities that are subject to puts or standby commitments.

The Credit Fund declares distributions from net investment income daily, which serves to eliminate the inclusion of that income in the Credit Fund’s net asset value (“NAV”) and to reduce the movement of the Credit Fund’s NAV away from $10.00 per share.

7

The Credit Fund’s investment and income distribution strategy should result in the Credit Fund maintaining a NAV that floats close to $10.00 per share.  Unlike money market funds, the Credit Fund does not seek to maintain a stable share price of $1.00 and will not use the amortized cost method of valuation.  Instead, the Credit Fund generally values its portfolio securities using current market prices furnished by an independent pricing service. As a result, the Credit Fund’s share price, which is its NAV per share (which includes undistributed realized net gains), will vary and reflect the effects of unrealized appreciation and depreciation.  The Credit Fund’s floating NAV is designed to reduce the likelihood of shareholder redemptions prompted to avoid unrealized depreciation or realized losses. Realized gains and losses do not contribute to the variation of an NAV.

U CM Government Floating NAV Fund seeks to achieve its objective of daily liquidity and principal protection through investments in obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government; U.S. Treasury obligations; separately traded interest and principal component parts of such obligations; and repurchase agreements secured by such obligations.

•
At least 80% of the Government Fund’s assets will be invested in U.S. government securities, including U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to interest and principal by the U.S. government, or by agencies or instrumentalities of the U.S. government and other such obligations that are neither insured nor guaranteed by the U.S. Treasury, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank.

•
The Government Fund’s assets may be invested in U.S. government securities issued by entities that are chartered or sponsored by the U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. government.  The Government Fund also may invest in repurchase agreements collateralized by the above listed securities.   The Government Fund also may invest in cash, money market mutual funds and/or prime quality money market instruments.

•
The Government Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 465 days (approximately 15 months).  In general, the majority of securities will have a remaining maturity of 397 days or less. Some of the securities in which the Government Fund may invest, however, may be deemed to be illiquid under applicable law.

The Government Fund also declares distributions from net investment income daily, which serves to eliminate the inclusion of that income in the Government Fund’s NAV and to reduce the movement of the Government Fund’s NAV away from $10.00 per share.

The Government Fund’s investment and income distribution strategy should result in the Government Fund maintaining a NAV that floats close to $10.00 per share.  Unlike money market funds, the Government Fund does not seek to maintain a stable share price of $1.00 and will not use the amortized cost method of valuation.  Instead, the Government Fund generally values its portfolio securities using current market prices furnished by an independent pricing service. As a result, the Government Fund’s share price, which is its NAV per share (which includes undistributed realized net gains), will vary and reflect the effects of unrealized appreciation and depreciation. The Government Fund’s floating NAV is designed to reduce the likelihood of shareholder redemptions prompted to avoid unrealized depreciation or realized losses. Realized gains and losses do not contribute to the variation of an NAV.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the
Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

8

ADDITIONAL INFORMATION REGARDING RISK FACTORS

Fund of Funds Risk.  The Fund pursues its investment objective by investing its assets in the Underlying Funds rather than investing directly in stocks, bonds, cash or other investments.  The Fund’s investment performance depends on the investment performance of the Underlying Funds in which it invests.  Therefore, the risks associated with an investment in the Fund are also the risks associated with an investment in the Underlying Funds.

There is a risk that Utendahl ’s evaluations and assumptions regarding the Fund’s broad asset classes or the Underlying Funds in which the Fund invests may be incorrect based on actual market conditions.  There is a risk that the Fund will vary from the target weightings in the Underlying Funds due to factors such as market fluctuations.  There can be no assurance that the Underlying Funds will achieve their investment objectives.

Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests.  The risks of an investment in the Underlying Funds are set forth below:

Principal Risks Associated with Investments in the Underlying Funds

Low Yield Risk.  Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield of the Underlying Funds will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.  With respect to the Government Fund, U.S. government securities are believed to be the safest securities because they are supported by the U.S. government’s full faith and credit pledge (the highest credit quality available) and because they are among the most widely traded and most liquid securities investors can buy.

Credit Risk. The value of the Fund’s investment in the Underlying Funds may change in response to the credit ratings of the Underlying Funds’ portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by an Underlying Fund may cause it to default or become unable to pay interest or principal due on the security.  The Underlying Funds cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. government.

In relative terms, the Government Fund, which invests in securities backed by the full faith and credit of the U.S. government, offers the lower credit risk as compared with other funds.

The Credit Fund could lose money if the issuer or guarantor of a fixed income security, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.  Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Interest Rate Risk. The value of the Fund’s investment in the Underlying Funds may change in response to changes in interest rates.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  As nominal interest rates rise, the value of certain fixed income securities held by an Underlying Fund is likely to decrease.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Repurchase Agreement Risk.  A repurchase agreement exposes an Underlying Fund to the risk that the party that sells the securities may default on its obligation to repurchase them.  In this circumstance, an Underlying Fund can lose money because: 1) it cannot sell the securities at the agreed-upon time and price; or 2) the securities lose value before they can be sold.  The Underlying Funds seek to reduce this risk by monitoring the creditworthiness of

9

the sellers with whom it enters into repurchase agreements.  The Underlying Funds also monitor the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Liquidity Risk.   Certain securities eligible for investment by the Underlying Funds may be deemed to be illiquid under applicable law. Liquidity risk exists when particular investments are difficult to purchase or sell.  Certain fixed income securities held by the Underlying Funds may reduce the returns of the Underlying Funds because the Underlying Funds may be unable to sell the illiquid securities at an advantageous time or price.  As a result, the Underlying Funds may have to hold these securities longer than Underlying Funds would like and may forego other investment opportunities.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.  In such cases, the Underlying Funds, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.  To the extent that the Credit Fund’s principal investment strategies involve foreign (non-U.S.) securities or securities with substantial market and/or credit risk, the Credit Fund will tend to have the greatest exposure to liquidity risk.

Variable and Floating Rate Securities Risk .   Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in value if interest rates decline.  Inverse floating rate securities may decrease in value if interest rates increase.  Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.  When the Underlying Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Underlying Funds’ shares.

Market Risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably.  This volatility may cause a security to be worth less than what was paid for it.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Management Risk.    Management risk is the risk that the investment techniques and risk analyses applied by Utendahl and PIMCO will not produce the desired results or that legislative, regulatory, or tax developments may affect the investment techniques available to Utendahl and PIMCO and the individual portfolio manager in connection with managing the Fund and Underlying Funds.  There is no guarantee that the investment objective of the Fund and Underlying Funds will be achieved.

Principal Risks Associated with Investments in the Credit Fund

Foreign Investment Risk.  The Credit Fund invests in foreign (non-U.S.) securities which may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies.  The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.  Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.  Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Credit Fund’s investments in a foreign country.  In the event of nationalization, expropriation or other confiscation, the Credit Fund could lose its entire investment in foreign securities.  Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated.  To the extent that the Credit Fund invests a significant portion of its assets in a specific geographic region, the Credit Fund will generally have more exposure to regional economic risks associated with foreign investments.

10

Financial Services Exposure.  Financial services companies are highly dependent on the supply of short term financing.  The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and economic downturns in the U.S. and abroad.

Mortgage-Related and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if the Credit Fund holds mortgage-related securities, it may exhibit additional volatility.  This is known as extension risk.  In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of the Credit Fund because the Credit Fund may have to reinvest that money at the lower prevailing interest rates.  The Credit Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Leveraging Risk .   The Credit Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. When the Credit Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Credit Fund does not participate in future gains or losses with respect to the security.  In addition, the Credit Fund may enter into reverse repurchase agreements and dollar rolls. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Credit Fund.  The Credit Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations, when required to do so by applicable law.

11

Management

The Fund is a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund).  The business of the Trust and the Fund is managed under the oversight of the Board of Trustees of the Trust (the “Board”).  The Board oversees the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

ADVISER

The Fund’s Adviser is Utendahl Capital Management, LP, a Delaware limited partnership whose principal place of business is 52 Vanderbilt Ave., Suite 401 New York, NY 10017 .   Utendahl also provides investment advisory services to the accounts of private individual and institutional investors.  As of January 31, 20 1 0, Utendahl had $1.6 4 billion in other assets under management.

Utendahl receives an advisory fee at an annual rate of 0.20% of the average daily net assets of each Underlying Fund under the terms of its i nvestment a dvisory a greement. Utendahl has contractually agreed to waive its fee and/or reimburse each Underlying Fund’s expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.20% (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) through April 1 , 2011. The contractual waiver may be changed or eliminated only with the consent of the Board of Trustees.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the Fund will be included in the Fund’s semi-annual report to shareholders for the fiscal period ended August 31, 2010.

PORTFOLIO MANAGER

The person employed by or associated with Utendahl who is primarily responsible for the day-to-day management of the Fund’s portfolio is Thomas Mandel, CFA. Mr. Mandel is a founder and Managing Director of Utendahl , serving as Chief Investment Officer from inception in 1992 until 2005.  Mr. Mandel continues to serve as a senior member of the investment team since 2005.

The Fund’s SAI provides additional information about Mr. Mandel’s compensation, other accounts managed by Mr. Mandel, and Mr. Mandel’s ownership of securities in the Fund.

Utendahl may pay additional compensation, out of its own resources and not as an expense of the Fund, to brokers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention and/or servicing of Fund shares.  To the extent that these resources are derived from advisory fees paid by the Fund, these payments could be considered “revenue sharing.”  In some cases, these payments may create an incentive for the intermediary or its employees to recommend or sell shares of the Fund to you.  If you have purchased shares of a Fund through an intermediary, please contact your intermediary to learn more about any payments it receives from Utendahl and/or its affiliates, as well as fees and/or commissions the intermediary charges.  You should also consult disclosures made by your intermediary at the time of purchase.  Any such payments will not change the NAV or the price of the Fund’s shares.

OTHER SERVICE PROVIDERS

Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Fund and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”), as well as additional compliance support functions.

12

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”), acts as the Trust’s Distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with Utendahl , Atlantic or their affiliates.

FUND EXPENSES

The Fund pays expenses out of its own assets.  Expenses of each share class include that class’ own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust.  Certain service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund.  Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

13

Your Account

HOW TO CONTACT
THE FUND

Write to us at:
UCM Funds
P.O. Box 588
Portland, ME 04112

Overnight address:
UCM Funds
c/o Atlantic Fund
Administration, LLC
Three Canal Plaza,
Ground Floor
Portland, ME 04101

Telephone us at:
(877) 828-8210 (toll free)

Wire investments to:
Please contact the Transfer Agent at (877) 828-8210 (toll-free) to obtain the ABA routing number and the account number.

GENERAL INFORMATION

You may purchase or sell (redeem) shares of the Fund on each weekday that the New York Stock Exchange (“NYSE”) is open other than Columbus Day and Veterans Day .  Under unusual circumstances, the Fund may accept and process shareholder orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

You may purchase or sell (redeem) shares at the NAV next calculated after the Transfer Agent receives your request in proper form and payment is received by 2:00 p.m. Eastern Time (as described in this Prospectus on pages 16 through 20 ).  If the T ransfer A gent receives your purchase or redemption request in proper form by 2:00 p.m., Eastern T ime, your transaction will price at the NAV of the Fund the same business day; if the Transfer Agent receives your request after 2:00 p.m., Eastern T ime, your transaction will price at the NAV of the Fund the next business day.   Wire proceeds from redemption requests received in good order by 2:00 p.m. Eastern T ime (or such other time as may be designated by the Fund) will generally be transmitted to shareholders on the same day.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements from the Fund detailing Fund balances and all transactions completed during the prior quarter and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by quarterly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmation and quarterly statements.

The Fund may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including telephone redemption privileges.

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations.

When and How NAV is Determined. The Fund calculates its NAV as of 2:00 p.m., Eastern time (or at the close of the NYSE, whichever is earlier) on each weekday when the NYSE is open other than Columbus Day and Veterans Day .  The time at which the NAV is calculated may change in case of an emergency, if deemed appropriate by the Trust’s officers.

The Fund’s NAV is determined by taking the market value of the Fund’s total assets, subtracting liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding.  Since the Credit Fund may invest in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Credit Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

The Fund and the Underlying Funds generally value securities based on valuations received from independent pricing services.  Investments in other open-end regulated investment companies are valued at their NAV.

14

In the event that the pricing services are unable to provide a valuation for a security, the Fund and the Underlying Funds may need to determine a fair value pursuant to procedures (“Procedures”) adopted by the Board.  Market quotations may not be readily available or may be unreliable if, among other things: (i) the exchange on which a security is principally traded closes early; (ii) trading in a security is halted during the day and does not resume prior to the time as of which the Fund calculates its NAV; or (iii) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.  Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event. The Fund and the Underlying Funds may also value newly acquired securities at their amortized cost and/or purchase price on the date of acquisition.

Fair value pricing is based on subjective factors.  As a result, the fair value price for a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

NYSE Holiday Schedule. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  Exchange holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. The Fund is also closed on the following Federal holidays: Columbus Day and Veterans Day.

To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed.  If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time.  For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.

Transactions through Financial Intermediaries.   The Fund has authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by the Fund (collectively, “financial intermediaries”) to accept purchase, redemption and exchange orders on the Fund’s behalf. If you invest through a financial intermediary, the policies and fees of the intermediary may be different than the policies and fees of the Fund.  Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying (selling) Fund shares.  You should consult a representative of your financial intermediary for more information.

Payments to Financial Intermediaries.   The Fund and its affiliates (at their own expense) may compensate financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency, recordkeeping and shareholder communication services.  Fund supermarkets are brokerage firms that provide access to funds in different fund families and are considered to be financial intermediaries.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund platform sponsor or similar program sponsor or for services provided in connection with such platforms and programs.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  Payment by the Fund of a portion of such compensation is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund or the transfer agent.  To the extent that it is paid by a Fund affiliate, such compensation would likely include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

15

Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating itself and its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliates, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund, over other potential investments.  Similarly, the compensation may cause a financial intermediary to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law.  The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order or (ii) to freeze any account and/or suspend account services.  These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

BUYING SHARES

How to Make Payments. Unless purchased through a third party financial institution, all investments must be made by wire. Please contact the Transfer Agent at (877) 828-8210 (toll-free) to obtain t he ABA routing number and the account number for the Fund, and instruct your financial institution with whom you have an account to make a f ederal f unds wire payment to the Fund.  Your financial institution may charge you a fee for this service.

Minimum Investments . The Fund accepts investments in the following minimum amount:

Initial Minimum Investment
All Accounts	$5,000,000

There are no minimum subsequent investment requirements.

If deemed appropriate by the Trust officers, the Fund may waive investment minimum requirements for certain Fund investors, including the following:

•	A client of a financial institution with which the Distributor has entered into a selected dealer or similar agreement on behalf of the Fund;
•	Trustees and officers of the Trust;
•
Principals, officers and full-time employees of the Adviser, the Distributor or any of their respective affiliates (a person in any of the first three categories is referred to herein as a “Fund Associate”);

•	A spouse, parent, child, sibling or other close family member of any of the foregoing persons;
•	A trust for the benefit of or the estate of a Fund Associate;
•	A client of the Advisor or a person otherwise known to the Adviser through a Fund Associate; and
•	Other investors, as deemed appropriate by the Fund.

16

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	• Instructions must be signed by all persons required to sign and signed exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other
• The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and corporate resolution or a secretary’s certificate.

Trusts (including corporate pension plans)	• The trust must be established before an account may be opened. • The Trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, taxpayer identification number, physical street address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser.  If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. Once your application is accepted, the Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close

17

your account. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust’s Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Limitations on Frequent Purchases and Redemptions. Because of the Fund’s daily liquidity, due to the Fund’s low price volatility and holdings of short-term securities, generally the Fund is not susceptible to market timing. Accordingly , the Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares.

Policy on Prohibition of Foreign Shareholders. The Fund requires that all shareholders be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.

Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial In termediary • Contact your financial intermediary using the method that is most convenient for you	Through a Financial In termediary • Contact your financial intermediary using the method that is most convenient for you
By Wire
• Call us or write us   for an account application
• Complete the application (and other required documents, if applicable)
• Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number
• Mail us your original application (and other required documents, if applicable)
• Instruct your financial institution to wire your money to us

By Wire • Instruct your financial institution to wire your money to us • Call to notify us of your incoming wire

SELLING SHARES

The Fund processes redemption orders received in good order at the next calculated NAV.  Under normal circumstances, the Fund will send redemption proceeds to you the same day .

18

How to Sell Shares from Your Account
Through a Financial Intermediary • Contact your Financial Intermediary by the method that is most convenient for you
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required)
• Obtain other documentation (if required)
• Mail us your request and documentation

By Telephone
•Call us with your request (unless you declined telephone redemption privileges on your account application)
•Provide the following information:
•Your account number
•Exact name(s) in which the account is registered
•Additional form of identification
•Redemption proceeds will be wired to your account at the financial intermediary identified on your account application

Signature Guarantee Requirements.  To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee .  A Medallion Signature Guarantee verifies the authenticity of your signature.  You can obtain a Medallion Signature Guarantee from most banking institutions or securities brokers, but not from a notary public.  The Transfer Agent will need written instructions signed by all registered shareholders, with a Medallion Signature Guarantee for each shareholder, for any of the following:

•	Written requests to redeem $100,000 or more;

•	Changes to a shareholder’s record name or account registration;

•	Paying redemption proceeds from an account for which the address has changed within the last 30 days

•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account;

•	Adding or changing wire instructions, telephone redemption, or any other election in connection with your account.

The Transfer Agent reserves the right to require a Medallion Signature Guarantee on all redemptions.

Small Accounts.  If the value of your account falls below $250, the Fund may ask you to increase your balance.  If the account value is still below $250 after 60 days, the Fund retains the right to close your account and

19

send you the proceeds.  There are no minimum balance requirements for qualified retirement plans.  The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Redemptions In - Kind.  Pursuant to an election filed with the Securities and Exchange Commission (the “SEC”), the Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash.  To the extent that a Fund shareholder redeems its Fund holdings in-kind, the shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund.  Please see the Fund’s SAI for more detail on redemptions in-kind.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the Transfer Agent may be reinvested at the then-current NAV and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but will be held in an account until the Transfer Agent locates you or the funds escheat to the state of your last known address.

20

Other Information

DISTRIBUTIONS AND DIVIDEND REINVESTMENTS

The Fund declares dividends from net investment income daily and pays those dividends monthly. Net capital gain, if any, realized by the Fund will be distributed at least annually.  Shareholders begin earning dividends on shares on the business day that the Transfer Agent receives the request for the purchase of the shares and payment therefor in proper form.  All Fund expenses are accrued daily and are deducted before declaration of dividends to investors.  Dividends and other distributions , if any, from the Fund will be reinvested in additional full and fractional shares of the Fund at the NAV determined on the payable date.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

Unless you are investing through a tax-advantaged retirement plan or account or otherwise are a tax-exempt investor, y ou will generally be taxed on the Fund’s distributions. The Fund’s distributions of net investment income ( and net short-term capital gain) are taxable to you as ordinary income. In the unlikely event that t he Fund realizes net long-term capital gain in excess of net short-term capital loss , any distributions thereof would be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The sale (redemption) of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such a transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in your Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the redemption . Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions , if any, with respect to those shares.

The Fund is be required to withhold Federal income tax at a 28% rate on all taxable distributions and redemption proceeds (regardless of whether you realize gain or loss) otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.
The Fund will mail you a statement containing information about the income tax status of distributions paid during a calendar year by February 15 of the following year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust, and the Fund is a series of the Trust.  The Fund does not expect to hold shareholders’ meetings unless required by Federal or Delaware law.  Shareholders of a separate series of the Trust are not entitled to vote separately at shareholders’ meetings unless a matter relates only to specific series (such as approval of the advisory agreement for a Fund).   From time to time, large shareholders may control the Fund or the Trust.

21

Financial Highlights

Financial highlights are not provided because the Fund has not commenced operations prior to the date of this Prospectus.

22

UCM Floating NAV Fund

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Fund’s investments will be available in the Fund’s annual/semi-annual reports (when available) to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual/semi-annual reports (when available) and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

UCM Floating NAV Fund
c/o Atlantic Fund Administration
P.O. Box 588
Portland, Maine 04112
 (877) 828-8210 (toll free)

The Fund’s prospectus, SAI, and annual/semi-annual reports (when available) are not available on the Fund website as the Fund does not maintain a website at this time.

Securities and Exchange Commission Information
You may also review the Fund’s annual/semi-annual reports (when available), the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.You may obtain copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
mailto:publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports (when available) and the SAI, is available on the SEC’s Web site at http://www.sec.gov/.

Distributor Foreside Fund Services, LLC http://www.foreside.com/

Investment Company Act File Number 811-3023

242-PRU1-0310

UCM FUNDS

UCM CREDIT FLOATING NAV FUND
Institutional Shares
(UCMBX)
Closed to investors outside of the UCM Floating NAV Fund

UCM GOVERNMENT FLOATING NAV FUND
Institutional Shares
(UCMNX)

PROSPECTUS
March 29 , 2010

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus.  Any representation to the contrary is a criminal offense.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

UCM Credit Floating NAV Fund Summary Section Investment Objective	3 3
Fees and Expenses	3
Expense Example	3
Portfolio Turnover	3
Principal Investment Strategies	4
Principal Investment Risks	4
Performance Information	6
Management	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6

UCM Government Floating NAV Fund Summary Section	7
Investment Objective	7
Fees and Expenses	7
Expense Example	7
Portfolio Turnover Principal Investment Strategies	8 8
Principal Investment Risks	9
Performance Information	9
Management	9
Purchase and Sale of Fund Shares	10
Tax Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	10

Investment Details Regarding the Funds UCM Credit Floating NAV Fund Additional Information Regarding Investment Strategies	11 11 11
Additional Information Regarding Risk Factors	12
UCM Government Floating NAV Fund	14
Additional Information Regarding Investment Strategies	14
Additional Information Regarding Risk Factors	15

Management Adviser and Subadviser	17 17
Portfolio Managers	17
Other Service Providers	18
Fund Expenses	19

1

Your Account How to Contact the Fund s	19 19
General Information	19
Buying Shares	21
Selling Shares	23

Other Information	26
Distributions and Dividend Reinvestments	26
Taxes	26
Organization	26

Financial Highlights	27

2

UCM Credit Floating NAV Fund Summary

INVESTMENT OBJECTIVE

The U CM Credit Floating NAV Fund (the “Credit Fund”) seeks to provide a high level of current income that is consistent with daily liquidity and principal preservation.

FEES AND EXPENSES

The following table describes the various fees and expenses that you may pay if you invest in the Credit Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Sales (Charge) Load Imposed on Reinvested Dividends	None
Deferred Sales Load Imposed on Redemptions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.33%
Fee Reduction & Expense Reimbursements	(0.13)%
Net Total Annual Fund Operating Expenses (1)	0.20%

(1)
Utendahl has contractually agreed to waive its fee and/or reimburse Credit Fund expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.20% (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) through April 1 , 2011. The contractual waiver may be changed or eliminated only with the consent of the Board of Trustees.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Credit Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Credit Fund for the time periods indicated and then redeem all of your  shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return and that the Credit Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Shares	$20	$93

PORTFOLIO TURNOVER

The Credit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for a shareholder that holds Credit Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Credit Fund’s performance. Portfolio turnover rate for the Credit

3

Fund’s last fiscal year is not provided because the Credit Fund has not commenced operations prior to the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Credit Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of investment grade securities.  The Credit Fund seeks to provide daily liquidity and principal protection through investment in high quality, short maturity fixed income securities with low price volatility.

•
The Credit Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 465 days (approximately 15 months).  In general, the majority of securities will have a remaining maturity of 397 days or less.

•
The Credit Fund invests in investment grade securities.  Investment grade securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Credit Fund’s Adviser or Subadviser. While the top four credit rating categories are all investment grade, the fourth category is the lowest investment grade category and may be deemed to have certain speculative rating characteristics.

•
The Credit Fund may invest in securities of non-U.S. issuers only if the securities are U.S. dollar-denominated.  The Credit Fund may invest in securities that pay interest on a variable or floating rate basis.

The Credit Fund may not, with respect to 75% of the Credit Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities of other investment companies, if, as a result (i) more than 5% of the Credit Fund’s total assets would be invested in the securities of that issuer, or (ii) the Credit Fund would hold more than 10% of the outstanding voting securities of that issuer.   Some of the securities in which the Credit Fund may invest, however, may be deemed illiquid under applicable law.

The Credit Fund may purchase instruments on an extended settlement basis and may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Credit Fund may acquire securities on a when-issued basis and may buy securities that are subject to puts or standby commitments.

The Credit Fund declares distributions from net investment income daily, which serves to eliminate the inclusion of that income in the Credit Fund’s net asset value (“NAV”) and to reduce the movement of the Credit Fund’s NAV away from $10.00 per share.

The Credit Fund’s investment and income distribution strategy should result in the Credit Fund maintaining a NAV that floats close to $10.00 per share.  Unlike money market funds, the Credit Fund does not seek to maintain a stable share price of $1.00 and will not use the amortized cost method of valuation.  Instead, the Credit Fund generally values its portfolio securities using current market prices furnished by an independent pricing service. As a result, the Credit Fund’s share price, which is its NAV per share (which includes undistributed realized net gains), will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.  The Credit Fund’s floating NAV is designed to reduce the likelihood of shareholder redemptions prompted to avoid unrealized depreciation or realized losses. Realized gains and losses do not contribute to the variation of an NAV.

PRINCIPAL INVESTMENT RISKS

It is important that investors closely review and understand the risks of investing in the Credit Fund.  Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Credit Fund.

4

Low Yield Risk.  Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield of the Credit Fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Credit Risk. The value of your investment in the Credit Fund may change in response to changes in the credit ratings of the Credit Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Credit Fund may invest.

Repurchase Agreement Risk. A repurchase agreement exposes the Credit Fund to the risk that the party that sells the securities may default on its obligation to repurchase them.  In this circumstance, the Credit Fund can lose money because it cannot sell the securities at the agreed-upon time and price; or the securities lose value before they can be sold.

Liquidity Risk.   Certain high quality securities eligible for investment by the Credit Fund may be deemed to be illiquid under applicable law.   During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the Credit Fund to sell securities at prices that could have an adverse effect on the Credit Fund’s share price.

Variable and Floating Rate Securities Risk.   Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Market Risk.   Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Management Risk.   Management risk is the risk that the investment techniques and risk analyses applied by  the Credit Fund’s Adviser and Subadviser will not produce the desired results or that legislative, regulatory, or tax developments may affect the investment techniques available to the Credit Fund’s Adviser and Subadviser and the individual portfolio manager in connection with managing the Credit Fund.  There is no guarantee that the investment objective of the Credit Fund will be achieved.

Significant Shareholder Risk. Because the UCM Floating NAV Fund is a significant shareholder of the Credit Fund, if the UCM Floating NAV Fund redeemed all of its shares it would be a significant event for the Credit Fund.

Foreign Investment Risk. The Credit Fund may invest in high quality short-term securities of foreign issuers that are denominated in U.S. dollars.  Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.

Mortgage-Related and Other Asset-Backed Securities Risk.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if the Credit Fund holds mortgage-related and/or other asset-backed securities, it may exhibit additional volatility.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

5

Leveraging Risk.  The risk that certain transactions of the Credit Fund, such as reverse repurchase agreements, dollar rolls, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Credit Fund to be more volatile than if it had not been leveraged.

PERFORMANCE INFORMATION

Performance information for the Credit Fund is not provided because the Credit Fund had not commenced operations prior to the date of this Prospectus.

MANAGEMENT

Adviser.  Utendahl Capital Management, LP (“Utendahl” or the “Adviser”) is the Credit Fund’s Adviser.

Subadviser.  Pacific Investment Management Company LLC (“PIMCO” or the “Subadviser” ) is the Credit Fund’s Subadviser.

Portfolio Manager.   Mr. Jerome Schneider of PIMCO is primarily responsible for the day-to-day management of the Credit Fund.

PURCHASE AND SALE OF FUND SHARES

In general , the Credit Fund will only accept purchase orders from the U CM Floating NAV Fund.

The Credit Fund will only accept purchase orders and redemption orders with proceeds to be sent by wire and will not accept orders by any other means.  Please contact the Transfer Agent at (877) 828-8210 (toll-free) to obtain t he ABA routing number and the account number for the Credit Fund.  The Credit Fund accepts investments in the following minimum amount:

Initial Minimum Investment
All Accounts	$5,000,000

There are no minimum subsequent investment requirements.

You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone.

TAX INFORMATION

Shareholders (other than tax-advantaged retirement plans and accounts and other tax-exempt investors) may receive distributions from the Credit Fund of net investment income and net realized capital gains , if any , which generally will be taxed as ordinary income or , if and to the extent those gains are long-term, as long-term capital gains.  See “Taxes” in the Credit Fund’s Prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Credit Fund through a broker-dealer or other financial intermediary (such as a bank), the Credit Fund and its related companies may pay the intermediary for the sale of
Credit Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Credit Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

6

UCM Government Floating NAV Fund Summary

INVESTMENT OBJECTIVE

The U CM Government Floating NAV Fund (the “Government Fund”) seeks to provide a high level of current income that is consistent with daily liquidity and principal preservation.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you invest in the Government Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Sales (Charge) Load Imposed on Reinvested Dividends	None
Deferred Sales Load Imposed on Redemptions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage value of your investment)
Management Fees	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.29%
Fee Reduction & Expense Reimbursements	(0.09)%
Net Total Annual Fund Operating Expenses(1)	0.20%

(1)
Utendahl  has contractually agreed to waive its fee and/or reimburse Government Fund expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.20% (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) through April 1 , 2011. The contractual waiver may be changed or eliminated only with the consent of the Board of Trustees.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return and that the Government Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Shares	$20	$85

7

PORTFOLIO TURNOVER

The Government Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for a shareholder that holds Government Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Government Fund’s performance. Portfolio turnover rate for the Government Fund’s last fiscal year is not provided because the Government Fund has not commenced operations prior to the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Government Fund seeks to achieve its objective of daily liquidity and principal protection through investments  in a diversified portfolio of high quality, short maturity obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government; U.S. Treasury obligations; separately traded interest and principal component parts of such obligations; and repurchase agreements secured by such obligations.

In order to provide daily liquidity, the Government Fund invests in fixed income securities that the Government Fund’s Adviser expects to have low price volatility due to their short-term maturity of less than 15 months individually.  Additional steps to provide daily liquidity include maintaining a dollar-weighted average portfolio maturity of 90 days or less, investing in U.S. Treasury or U.S. government guaranteed securities, and investing in fixed income securities that the Government Fund’s Adviser determines to be highly liquid.  The Government Fund also maintains a diversified portfolio of securities.

The Government Fund declares distributions from net investment income daily, which serves to eliminate the inclusion of that income in the Government Fund’s NAV and to reduce the movement of the Government Fund’s net asset value (“NAV”) away from $10.00 per share.

The Government Fund’s investment and income distribution strategy should result in the Government Fund maintaining a NAV that floats close to $10.00 per share.  Unlike money market funds, the Government Fund does not seek to maintain a stable share price of $1.00 and will not use the amortized cost method of valuation.  Instead, the Government Fund generally values its portfolio securities using current market prices furnished by an independent pricing service. As a result, the Government Fund’s share price, which is its NAV per share (which includes undistributed realized net gains), will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.  The Government Fund’s floating NAV is designed to reduce the likelihood of shareholder redemptions prompted to avoid unrealized depreciation or realized losses.  Realized gains and losses do not contribute to the variation of an NAV.

•
At least 80% of the Government Fund’s assets will be invested in U.S. government securities, including U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to interest and principal by the U.S. government, or by agencies or instrumentalities of the U.S. government and other such obligations that are neither insured nor guaranteed by the U.S. Treasury, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank.

•
The Government Fund’s assets may be invested in U.S. government securities issued by entities that are chartered or sponsored by the U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. government.  The Government Fund also may invest in repurchase agreements collateralized by the above listed securities. The Government Fund also may invest in cash, money market mutual funds and/or prime quality money market instruments.

•
The Government Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 465 days (approximately 15 months).  In general, the majority of securities will have a remaining maturity of 397 days or less. Some of the securities in which the Government Fund may invest, however, may be deemed to be illiquid under applicable law.

8

PRINCIPAL INVESTMENT RISKS

It is important that investors closely review and understand the risks of investing in the Government Fund.  Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Government Fund.

Low Yield Risk.  Because U.S. government securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield of the Government Fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Credit Risk.  In relative terms, the Government Fund, which invests in securities backed by the full faith and credit of the U.S. government, offers the lower credit risk as compared with other funds.  However, the value of your investment in the Government Fund may change in response to changes in the credit ratings of the Government Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Interest Rate Risk.  An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Government Fund may invest.

Repurchase Agreement Risk.  A repurchase agreement exposes the Government Fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the Government Fund can lose money because it cannot sell the securities at the agreed-upon time and price; or the securities lose value before they can be sold.

Liquidity Risk.   Certain securities eligible for investment by the Government Fund may be deemed to be illiquid under applicable law.

Variable and Floating Rate Securities Risk.   Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.

Market Risk. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Management Risk.   Management risk is the risk that the investment techniques and risk analyses applied by  Government Fund’s Adviser will not produce the desired results or that legislative, regulatory, or tax developments may affect the investment techniques available to the Government Fund’s Adviser and the individual portfolio manager in connection with managing the Government Fund.  There is no guarantee that the investment objective of the Government Fund will be achieved.

Significant Shareholder Risk. Because the UCM Floating NAV Fund is a significant shareholder of the Government Fund, if the UCM Floating NAV Fund redeemed all of its shares it would be a significant event for the Government Fund.

PERFORMANCE INFORMATION

Performance information for the Government Fund is not provided because the Government Fund had not commenced operations prior to the date of this Prospectus.

MANAGEMENT

Adviser.  Utendahl Capital Management, LP (“Utendahl” or the “Adviser”) is the Government Fund’s Adviser.

9

Portfolio Manager.  Mr. Thomas Mandel is primarily responsible for the day-to-day management of the Government Fund.

PURCHASE AND SALE OF FUND SHARES

The Government Fund will only accept purchase orders and redemption orders with proceeds to be sent by wire and will not accept orders by any other means.  Please contact the Transfer Agent at (877) 828-8210 (toll-free) to obtain t he ABA routing number and the account number for the Government Fund. The Government Fund accepts investments in the following minimum amount:

Initial Minimum Investment
All Accounts	$5,000,000

There are no minimum subsequent investment requirements.

You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone.

TAX INFORMATION

Shareholders (other than tax-advantaged retirement plans and accounts and other tax-exempt investors) may receive distributions from the Government Fund of net investment income and net realized capital gains, if any, which generally will be taxed as ordinary income or, if and to the extent those gains are long-term, as long-term capital gains.   See “Taxes” in the Government Fund’s prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Government Fund through a broker-dealer or other financial intermediary (such as a bank), the Government Fund and its related companies may pay the intermediary for the sale of Government Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Government Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

10

Investment Details Regarding the Funds

U CM Credit Floating NAV Fund

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES

Credit Fund Investments.  The Credit Fund invests in a diversified portfolio of investment grade securities, that may pay interest on a variable or floating rate basis, such securities include:

•
U.S. government securities including U.S. Treasury bills, notes, and other obligations that are issued by or guaranteed as to interest and principal by the U.S. government, or by agencies or instrumentalities of the U.S. government and other such obligations that are neither insured nor guaranteed by the U.S. Treasury, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank. U.S. government securities may also include securities issued by entities that are chartered or sponsored by the U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. government.

•
U.S. dollar-denominated short-term obligations, consisting of corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper; mortgage-backed and other asset-backed securities (meeting the stated final maturity, liquidity, and quality guidelines).  Mortgage related securities and other asset-backed securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/ or principal.

•	Bank certificates of deposit, fixed time deposits and bankers’ acceptances.

•
Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.  The Credit Fund may invest in repurchase agreements on fixed income instruments.

•	Debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises.

•
Securities of non-U.S. issuers only if the securities are U.S. dollar-denominated.  Such securities include obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises and obligations of international agencies or supranational entities.

The Credit Fund may purchase instruments on an extended settlement basis and may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).   The Credit Fund may acquire securities on a when-issued basis and may buy securities that are subject to puts or standby commitments.

The Credit Fund may not, with respect to 75% of the Credit Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities of other investment companies, if, as a result (i) more than 5% of the Credit Fund’s total assets would be invested in the securities of that issuer, or (ii) the Credit Fund would hold more than 10% of the outstanding voting securities of that issuer.   Some of the securities in which the Credit Fund may invest, however, may be deemed to be illiquid under applicable law.

Investment Strategy.  The Credit Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of investment grade securities.  Investment grade securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Utendahl or PIMCO .  The Credit Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 465 days (approximately 15 months).  In general, the majority of securities will have a remaining maturity of 397 days or less.

11

PIMCO bases investment decisions on the relative attractiveness of different short-term debt securities based on various factors including the general level of interest rates as well as supply/demand imbalances in the market.

PIMCO makes investment decisions to ensure adequate cash equivalents to meet potential investor redemptions (daily liquidity) and to minimize the variability of the daily NAV through investing in a very high quality, well diversified, short average maturity portfolio of debt securities.   PIMCO generally will sell securities in the Credit Fund’s portfolio when necessary to provide incremental liquidity or to protect principal due to credit events or deteriorating credits.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Credit Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or U.S. Treasury bills.  A defensive position, taken at the wrong time, may have an adverse impact on the Credit Fund’s performance.  The Credit Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

ADDITIONAL INFORMATION REGARDING RISK FACTORS

Low Yield Risk.  Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield of the Credit Fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Credit Risk. The value of your investment in the Credit Fund may change in response to the credit ratings of the Credit Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by the Credit Fund may cause it to default or become unable to pay interest or principal due on the security.  The Credit Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. government.

The Credit Fund could lose money if the issuer or guarantor of a fixed income security, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.  Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Interest Rate Risk. The value of your investment in the Credit Fund may change in response to changes in interest rates.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  As nominal interest rates rise, the value of certain fixed income securities held by the Credit Fund is likely to decrease.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Repurchase Agreement Risk.    A repurchase agreement exposes the Credit Fund to the risk that the party that sells the securities may default on its obligation to repurchase them.  In this circumstance, the Credit Fund can lose money because: 1) it cannot sell the securities at the agreed-upon time and price; or 2) the securities lose value before they can be sold.  The Credit Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements.  The Credit Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Liquidity Risk.   Certain high quality securities eligible for investment by the Credit Fund may be deemed to be illiquid under applicable law. Liquidity risk exists when particular investments are difficult to purchase or sell.  Certain fixed income securities held by the Credit Fund may reduce the returns of the Credit Fund because it

12

may be unable to sell the illiquid securities at an advantageous time or price.  As a result, the Credit Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.  In such cases, the Credit Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.  To the extent that the Credit Fund’s principal investment strategies involve foreign (non-U.S.) securities or securities with substantial market and/or credit risk, the Credit Fund will tend to have the greatest exposure to liquidity risk.

Variable and Floating Rate Securities Risk .   Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in value if interest rates decline.  Inverse floating rate securities may decrease in value if interest rates increase.  Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.  When the Credit Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value (“NAV”) of the Credit Fund’s shares.

Market Risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably.  This volatility may cause a security to be worth less than what was paid for it.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Management Risk.   Management risk is the risk that the investment techniques and risk analyses applied by Utendahl and PIMCO will not produce the desired results or that legislative, regulatory, or tax developments may affect the investment techniques available to Utendahl and PIMCO and the individual portfolio manager in connection with managing the Credit Fund.  There is no guarantee that the investment objective of the Credit Fund will be achieved.

Significant Shareholder Risk: The UCM Floating NAV Fund’s (the “Floating NAV Fund”) position as the top-tier fund, makes it a significant shareholder of the Credit Fund. The Floating NAV Fund may from time to time own more than 25% of the Credit Fund and thus may be deemed to control the Credit Fund. If the Floating NAV Fund redeems all of its shares, it would constitute a significant event for the Credit Fund.

Foreign Investment Risk.  The Credit Fund invests in foreign (non-U.S.) securities which may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies.  The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.  Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards.  Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Credit Fund’s investments in a foreign country.  In the event of nationalization, expropriation or other confiscation, the Credit Fund could lose its entire investment in foreign securities.  Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated.  To the extent that the Credit Fund invests a significant portion of its assets in a specific geographic region, the Credit Fund will generally have more exposure to regional economic risks associated with foreign investments.

Financial Services Exposure.  Financial services companies are highly dependent on the supply of short term financing.  The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and economic downturns in the U.S. and abroad.

Mortgage-Related and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks.  Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, if the Credit Fund holds mortgage-related securities, it may exhibit additional volatility.  This is known as extension risk.  In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected.  This can reduce the returns of the Credit Fund because the Credit Fund may have to reinvest that money at the lower prevailing interest rates.  The Credit Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

13

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Leveraging Risk .   The Credit Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. When the Credit Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Credit Fund does not participate in future gains or losses with respect to the security.  In addition, the Credit Fund may enter into reverse repurchase agreements and dollar rolls. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Credit Fund.  The Credit Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations, when required to do so by applicable law.

U CM Government Floating NAV Fund

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES

Government Fund Investments.  The Government Fund invests in obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. government (“Government Securities”), U.S. Treasury obligations, and separately traded interest and principal component parts of such obligations.   Utendahl normally invests at least 80% of the Government Fund’s assets in Government Securities.  U.S. government securities includes U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to interest and principal by the U.S. government, or by agencies or instrumentalities of the U.S. government and other such obligations that are neither insured nor guaranteed by the U.S. Treasury, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank.  The Government Fund may change this 80% policy only upon 60 days’ prior written notice to shareholders.   Utendahl reserves the right to enter into repurchase agreements for U.S. Treasury securities for the Government Fund.   Utendahl also may enter into reverse repurchase agreements for the Government Fund.   Utendahl normally invests the Government Fund’s assets in Government Securities issued by entities that are chartered or sponsored by U.S. Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investment Strategy.  The Government Fund maintains an average portfolio maturity of 90 days or less (weighted by the relative values of its holdings), and generally does not invest in any securities with a remaining maturity of more than 465 days (approximately 15 months).  In general, the majority of securities will have a remaining maturity of 397 days or less.

Utendahl makes investment decisions to ensure adequate cash equivalents to meet potential investor redemptions (daily liquidity) and to minimize the variability of the daily NAV through investing in a very high quality, well diversified, short average maturity portfolio of debt securities.   Utendahl generally will sell securities in the

14

Government Fund’s portfolio when necessary to provide incremental liquidity or to protect principal due to credit events or deteriorating credits.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Government Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or U.S. Treasury bills.  A defensive position, taken at the wrong time, may have an adverse impact on the Government Fund’s performance.  The Government Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

ADDITIONAL INFORMATION REGARDING RISK FACTORS

Low Yield Risk.  U.S. G overnment securities are believed to be the safest securities because they are supported by the U.S. government’s full faith and credit pledge (the highest credit quality available) and because they are among the most widely traded and most liquid securities investors can buy.  Because short-term money market securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield on Government Fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Credit Risk.  In relative terms, the Government Fund, which invests in securities backed by the full faith and credit of the U.S. G overnment, offers the lower credit risk as compared with other funds.  However, the value of your investment in the Government Fund may change in response to the credit ratings of the Government Fund’s portfolio securities.  The degree of risk for a particular security may be reflected in its credit rating.  Generally, investment risk and price volatility increase as a security’s credit rating declines.  The financial condition of an issuer of a fixed income security held by the Government Fund may cause it to default or become unable to pay interest or principal due on the security.  The Government Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults.  Investments in fixed income securities that are issued by U.S. G overnment sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks involve credit risk as they are not backed by the full faith and credit of the U.S. G overnment.

Interest Rate Risk. The value of your investment in the Government Fund may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the securities in which the Government Fund invests.  The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

Repurchase Agreement Risk.  A repurchase agreement exposes the Government Fund to the risk that the party that sells the securities may default on its obligation to repurchase them.  In this circumstance, the Government Fund can lose money because: 1) it cannot sell the securities at the agreed-upon time and price; or 2) the securities lose value before they can be sold.  The Government Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements.  The Government Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Liquidity Risk.   Certain securities eligible for investment by the Government Fund may be deemed to be illiquid under applicable law. Liquidity risk exists when particular investments are difficult to purchase or sell.  Certain fixed income securities held by the Government Fund may reduce the returns of the Government Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  As a result, the Goverment Fund may have to hold these securities longer than it would like and may forego other investment opportunities.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.  In such cases, the Government Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.

15

Variable and Floating Rate Securities Risk .   Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in value if interest rates decline.  Inverse floating rate securities may decrease in value if interest rates increase.  Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.  When the Government Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Government Fund’s shares.

Market Risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably.  This volatility may cause a security to be worth less than what was paid for it.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Management Risk.   Management risk is the risk that the investment techniques and risk analyses applied by Utendahl will not produce the desired results or that legislative, regulatory, or tax developments may affect the investment techniques available to Utendahl and the individual portfolio manager in connection with managing the Government Fund.  There is no guarantee that the investment objective of the Government Fund will be achieved.

Significant Shareholder Risk: The Floating NAV Fund’s position as the top-tier fund, makes it a significant shareholder of the Government Fund. The Floating NAV Fund may from time to time own more than 25% of the Government Fund and thus may be deemed to control the Government Fund. If the Floating NAV Fund redeems all of its shares, it would constitute a significant event for the Government Fund.

16

Management

The Credit Fund and the Government Fund (each, a “Fund” and collectively , the “Funds”) are a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund).  The business of the Trust and the Funds are managed under the oversight of the Trust’s Board of Trustees (the “Board”).  The Board oversees the Funds and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Funds’ Statement of Additional Information (“SAI”).

ADVISER AND SUBADVISER

The Funds’ Adviser is Utendahl Capital Management , LP ( the “Adviser”), a Delaware limited partnership whose principal place of business is 52 Vanderbilt Ave., Suite 401 New York, NY 10017 .   Utendahl has provided investment advisory and management services to clients since 1992.  As of January 31, 20 1 0, Utendahl had $ 1.64 billion in assets under management.

Utendahl receives an advisory fee at an annual rate of 0.20% of the average daily net assets of each Fund under the terms of its i nvestment a dvisory a greement. Utendahl has contractually agreed to waive its fee and/or reimburse each Fund’s expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.20% (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) through April 1 , 2011. The contractual waiver may be changed or eliminated only with the consent of the Board of Trustees.

A discussion regarding the basis for the Board of Trustees approving an investment advisory agreement with respect to each Fund will be included in the Funds’ semi-annual report to shareholders for the fiscal period ended August 31, 2010.

Subject to the general supervision of the Board, Utendahl is directly responsible for making the investment decisions for the Government Fund.

Subject to the general supervision of the Board and Utendahl , Pacific Investment Management Company LLC ( the “Subadviser” or “PIMCO” ) makes the investment decisions for the Credit Fund.

Advisory fees for services rendered by PIMCO are paid by Utendahl and not the Credit Fund and are included in the “Advisory Fee Received” for the Credit Fund

PIMCO is a Delaware limited liability company whose principal place of business is 840 Newport Center Drive, Newport Beach, CA 92660.  PIMCO has provided investment advisory and management services to clients since   1971.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.  As of December 3 1 , 20 09 , PIMCO had $ 1,000.1 b illion   in assets under management.

PORTFOLIO MANAGERS

Government Fund. The person employed by or associated with Utendahl who is primarily responsible for the day-to-day management of the Government Fund’s portfolio is Thomas Mandel, CFA. Mr. Mandel is a founder and Managing Director of Utendahl , serving as Chief Investment Officer from inception in 1992 until 2005.  Mr. Mandel continues to serve as a senior member of the investment team since 2005.

Credit Fund. The person employed by or associated with PIMCO who is primarily responsible for the day-to-day management of the Credit Fund’s portfolio is Jerome Schneider. Mr. Schneider is an Executive Vice President of PIMCO.  Mr. Schneider joined PIMCO in 2008.  Prior to joining PIMCO, Mr. Schneider had served as a Senior Managing Director at Bear Ste a rns since 1995. At Bear Stearns, Mr. Schneider   specialized in credit and mortgage-related funding transactions and was instrumental in the development of one of the first "repo" financing companies. He has 14 years of investment experience and holds an undergraduate degree from the University of Pennsylvania and an MBA from the Stern School of Business at New York University.

17

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Utendahl may pay additional compensation, out of its own resources and not as an expense of the Funds, to brokers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention and/or servicing of shares of a Fund.  To the extent that these resources are derived from advisory fees paid by a Fund, these payments could be considered “revenue sharing.”  In some cases, these payments may create an incentive for the intermediary or its employees to recommend or sell shares of a Fund to you.  If you have purchased shares of a Fund through an intermediary, please contact your intermediary to learn more about any payments it receives from Utendahl and/or its affiliates, as well as fees and/or commissions the intermediary charges.  You should also consult disclosures made by your intermediary at the time of purchase.  Any such payments will not change the NAV or the price of either Fund’s shares.

OTHER SERVICE PROVIDERS

Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Funds and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO”), Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer (“AMLCO”), as well as additional compliance support functions.

Foreside Fund Services, LLC, the Trust’s principal underwriter (the “Distributor”), acts as the Trust’s Distributor in connection with the offering of the Funds’ shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with Utendahl , PIMCO, Atlantic or their affiliates.

Fund Expenses. The Funds pay for their expenses out of their own assets.  Each Fund’s expenses include its own expenses as well as Trust expenses that are allocated among each Fund and other funds of the Trust.   Utendahl or other service providers may reduce all or any portion of their fees and reimburse certain expenses of a Fund.  Any agreement to reduce fees or reimburse expenses increases the investment performance of a Fund for the period during which the reduction or reimbursement is in effect and may not be recouped at a later date.

18

Your Account

HOW TO CONTACT
THE FUNDS

Write to us at:
UCM Funds
P.O. Box 588
Portland, ME 04112

Overnight address:
UCM Funds
c/o Atlantic Fund
Administration, LLC
Three Canal Plaza,
Ground Floor
Portland, ME 04101

Telephone us at:
(877) 828-8210 (toll free)

Wire investments to:
Please contact the Transfer Agent at (877) 828-8210 (toll-free) to obtain the ABA routing number and the account number.

GENERAL INFORMATION

You may purchase or sell (redeem) shares of a Fund on each weekday that the New York Stock Exchange (“NYSE”) is open other than Columbus Day and Veterans Day .  Under unusual circumstances, the Funds may accept and process shareholder orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

You may purchase or sell (redeem) shares at the NAV next calculated after the T ransfer A gent receives your request in proper form and payment is received by 2:00 p.m. Eastern Time (as described in this Prospectus on pages 21   through 25 ).  If the Transfer Agent receives your purchase or redemption request in proper form by 2:00 p.m., Eastern T ime, your transaction will price at the NAV of a Fund the same business day; if the Transfer Agent receives your request after 2:00 p.m., Eastern T ime, your transaction will price at the NAV of a Fund the next business day.  Wire proceeds from redemption requests received in good order by 2:00 p.m. Eastern T ime (or such other time as may be designated by a Fund) will generally be transmitted to shareholders on the same day.  The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements detailing Fund balances and all transactions completed during the prior quarter and a confirmation of each transaction.  Automatic reinvestments of distributions may be confirmed only by quarterly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmation and quarterly statements.

Each Fund may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including telephone redemption privileges.  Each Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations.

When and How NAV is Determined. Each Fund calculates its NAV as of 2:00 p.m., Eastern T ime (or at the close of the NYSE, whichever is earlier) on each weekday when the NYSE is open   other than Columbus Day and Veterans Day .  The time at which the NAV is calculated may change in case of an emergency, if deemed appropriate by the Trust’s officers.

The NAV of each Fund is determined by taking the market value of the Fund’s total assets, subtracting liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding.  Since the Credit Fund may invest in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Credit Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

Each Fund generally values securities based on valuations received from independent pricing services.  Investments in other open-end regulated investment companies are valued at their NAV.

In the event that the pricing services are unable to provide a valuation for a security, the Funds may need to determine a fair value pursuant to procedures (“Procedures”) adopted by the Board. Market quotations may not be readily available or may be unreliable if, among other things: (i) the exchange on which a security is principally traded closes early; (ii) trading in a security is halted during the day and does not resume prior to the time as of

19

which a Fund calculate s its NAV; or (iii) events occur after the close of the securities markets on which each Fund’s portfolio securities primarily trade but before the time as of which each Fund calculate it’s NAV.  Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event. The Funds may also value newly acquired securities at their amortized cost and/or purchase price on the date of acquisition.

The Credit Fund’s investment in foreign securities also are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Credit Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair value pricing is based on subjective factors. As a result, the fair value price for a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

NYSE Holiday Schedule. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  Exchange holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.   The Funds are also closed on the following Federal holidays: Columbus Day and Veterans Day.

To the extent the Funds’ portfolio investments trade in markets on days when the Funds are not open for business, the Funds’ assets may vary on those days. In addition, trading in certain  portfolio investments may not occur on days the Funds are open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the Funds’ underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time.  For example, the primary trading markets for the Funds may close early on the day before certain holidays and the day after Thanksgiving.

Transactions through Financial Intermediaries.   The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by the Funds (collectively, “financial intermediaries”) to accept purchase, redemption and exchange orders on the Funds’ behalf. If you invest through a financial intermediary, the policies and fees of the intermediary may be different than the policies and fees of the Funds.  Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying (selling) Fund shares.  You should consult a representative of your financial intermediary for more information.

Payments to Financial Intermediaries.   The Funds and their affiliates (at their own expense) may compensate financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency, recordkeeping and shareholder communication services.  Fund supermarkets are brokerage firms that provide access to funds in different fund families and are considered to be financial intermediaries.  For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund platform sponsor or similar program sponsor or for services provided in connection with such platforms and programs.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in a Fund.  Payment by a Fund of a portion of such compensation is designed to compensate the financial intermediary for providing services that would otherwise be provided by a Fund or the transfer agent.  To the extent that it is paid by a Fund affiliate, such compensation would likely include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

20

Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating itself and its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds or their affiliates, and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of a Fund, over other potential investments.  Similarly, the compensation may cause a financial intermediary to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order or (ii) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

BUYING SHARES

How to Make P ayments .  Unless purchased through a third party financial institution, all investments must be made by wire. Please contact the Transfer Agent at (877) 828-8210 (toll-free) to obtain t he ABA routing number and the account number for a Fund, and instruct your financial institution with whom you have an account to make a f ederal f unds wire payment to a Fund.  Your financial institution may charge you a fee for this service.

Minimum Investments.  Each Fund accepts investments in the following minimum amount:

Initial Minimum Investment
A ll Accounts	$5,000,000

There are no minimum subsequent investment requirements.

If deemed appropriate by the Trust officers, a Fund may waive investment minimum requirements for certain Fund investors, including the following:

•	A client of a financial institution with which the Distributor has entered into a selected dealer or similar agreement on behalf of a Fund;
•	Trustees and officers of the Trust;
•
Principals, officers and full-time employees of the Adviser, the Distributor or any of their respective affiliates (a person in any of the first three categories is referred to herein as a “Fund Associate”);

•	A spouse, parent, child, sibling or other close family member of any of the foregoing persons;
•	A trust for the benefit of or the estate of a Fund Associate;
•	A client of the Advisor or a person otherwise known to the Adviser through a Fund Associate; and
•	Other investors, as deemed appropriate by a Fund.

21

Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	• Instructions must be signed by all persons required to sign and signed exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other
•   The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and corporate resolution or a secretary’s certificate.

Trusts (including corporate pension plans)	• The trust must be established before an account may be opened. • The Trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your first and last name, taxpayer identification number, physical street address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, a Fund will attempt to contact you or, if applicable, your financial adviser.  If a Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. Once your application is accepted, a Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in its sole discretion.  If a Fund cannot do so, that Fund reserves the right to redeem your investment at the next NAV calculated after that Fund decides to close your account. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

22

A Fund may reject your application under the Trust’s Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Limitations on Frequent Purchases and Redemptions. Because of each Fund’s daily liquidity, due to each Fund’s low price volatility and holdings of short-term securities, generally the Funds are not susceptible to market timing. Accordingly , the Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares.

Policy on Prohibition of Foreign Shareholders.   Each Fund require s that all shareholders be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.

Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary • Contact your financial intermediary using the method that is most convenient for you	Through a Financial Intermediary • Contact your financial intermediary using the method that is most convenient for you
By Wire
•   Call us or write us for an account application
•   Complete the application (and other required documents, if applicable)
•   Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number
•   Mail us your original application (and other required documents, if applicable)
•   Instruct your financial institution to wire your money to us

By Wire • Instruct your financial institution to wire your money to us • Call to notify us of your incoming wire

SELLING SHARES

Each Fund processes redemption orders received in good order at the next calculated NAV.  Under normal circumstances, a Fund will send redemption proceeds to you the same day.

23

How to Sell Shares from Your Account
Through a Financial Intermediary •Contact your Financial Intermediary by the method that is most convenient for you
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required)
• Obtain other documentation (if required)
• Mail us your request and documentation

By Telephone
•Call us with your request (unless you declined telephone redemption privileges on your account application)
•Provide the following information:
•Your account number
•Exact name(s) in which the account is registered
•Additional form of identification
•Redemption proceeds will be wired to your account at the financial intermediary identified on your account application

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee . A Medallion Signature Guarantee verifies the authenticity of your signature. You can obtain a Medallion Signature Guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a Medallion Signature Guarantee for each shareholder, for any of the following:

•	Written requests to redeem $100,000 or more;

•	Changes to a shareholder’s record name or account registration;

•	Paying redemption proceeds from an account for which the address has changed within the last 30 days;

•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account;

•	Adding or changing wire instructions, telephone redemption, or any other election in connection with your account.

The Transfer Agent reserves the right to require a Medallion Signature Guarantee on all redemptions.

24

Small Accounts. If the value of your account falls below $250, a Fund may ask you to increase your balance.  If the account value is still below $250 after 60 days, a Fund retains the right to close your account and send you the proceeds.  There are no minimum balance requirements for qualified retirement plans. The Funds will not close your account if it falls below these amounts solely as a result of Fund performance.

Redemptions In Kind.  Pursuant to an election filed with the Securities and Exchange Commission (the “SEC”), the Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash.  To the extent that a Fund shareholder redeems its Fund holdings in kind, the shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund.  Please see the Funds’ SAI for more detail on redemptions in kind.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the Transfer Agent may be reinvested at the then-current NAV and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but will be held in an account until the Transfer Agent locates you or the Funds escheat to the state of your last known address.

25

Other Information

DISTRIBUTIONS AND DIVIDEND REINVESTMENTS

Each Fund declares dividends from net investment income daily and pays those dividends monthly. Net capital gain, if any, realized by each Fund will be distributed at least annually.  Shareholders begin earning dividends on shares on the business day that the Transfer Agent receives the request for the purchase of the shares and payment therefor in proper form.  All Fund expenses are accrued daily and are deducted before declaration of dividends to investors.  Dividends and other distributions , if any, from a Fund will be reinvested in additional full and fractional shares of the Fund at the NAV determined on the payable date.

TAXES

The Funds generally intend to operate in a manner such that they will not be liable for Federal income or excise taxes.

Unless you are investing through a tax-advantaged retirement plan or account or otherwise are a tax-exempt investor, y ou will generally be taxed on a Fund’s distributions. A Fund’s distributions of net investment income ( and net short-term capital gain) are taxable to you as ordinary income.   In the unlikely event that a Fund realizes net long-term capital gain in excess of net short-term capital loss , any distributions thereof would be taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

The sale (redemption) of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such a transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in your   Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the redemption . Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions , if any, with respect to those shares.

Each Fund is be required to withhold Federal income tax at a 28% rate on all taxable distributions and redemption proceeds (regardless of whether you realize gain or loss) otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

Investment income received by the Credit Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

Your Fund will mail you a statement containing information about the income tax status of distributions paid during a calendar year by February 1 5 of th e following year. For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust, and each Fund is a series of the Trust.  The Funds do not expect to hold shareholders’ meetings unless required by Federal or Delaware law.  Shareholders of a separate series of the Trust are not entitled to vote separately at shareholders’ meetings unless a matter relates only to specific series (such as approval of the advisory agreement for a Fund).  From time to time, large shareholders may control a Fund or the Trust.

26

Financial Highlights

Financial highlights are not provided because the Funds have not commenced operations prior to the date of this Prospectus.

27

U CM Credit Floating NAV Fund

U CM  Government Floating NAV Fund

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Funds’ investments will be available in the Funds’ annual/semi-annual reports (when available) to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds
You may obtain free copies of the annual/semi-annual reports (when available) and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

U CM Funds
c/o Atlantic Fund Administration
P.O. Box 588
Portland, Maine 04112
(877) 828-8210 (toll free)

The Funds’ prospectus, SAI, and annual/semi-annual reports (when available) are not available on the Funds’ website as the Funds do not maintain a website at this time.

Securities and Exchange Commission Information
You may also review the Funds’ annual/semi-annual reports (when available), the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“SEC”).  The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.You may obtain copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549
mailto:publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports (when available) and the SAI, is available on the SEC’s Web site at http://www.sec.gov/.

Distributor Foreside Fund Services, LLC http://www.foreside.com/

Investment Company Act File Number 811-3023

242-PRU2-0310

Statement of Additional Information

March 29 , 2010
Investment Adviser:
Utendahl Capital Management , LP
52 Vanderbilt Ave., Suite 401
New York, NY 100 17

Account Information
and Shareholder Services:
Attn:  Transfer Agent
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, ME  04112
(877) 828-8210

U CM Floating NAV Fund Institutional Shares (UCMTX)
This Statement of Additional Information (the “SAI”) supplements the Prospectus dated March 29 , 20 1 0, as may be amended from time to time, offering Institutional Shares of U CM Floating NAV Fund (the “Fund”)   (the “Prospectus”), a separate portfolio of Forum Funds, a registered, open-end management investment company (the “Trust”).

This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

U CM Floating NAV Fund has not commenced operations as of the date hereof and so financial statements for the Fund are not available. Copies of the Annual Report may be obtained when they are available, without charge, upon request by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

Glossary	1

Investment Policies and Risks	2

Investment Limitations	9

Management	10

Portfolion Transactions	18

Purchase and Redemption Information	22

Taxation	24

Other Matters	29

Appendix A - Description of Securities Ratings	A-1

Appendix B - Proxy Voting Procedures	B-1

Glossary

As used in this SAI, the following terms have the meanings listed.

“Accountant” means Atlantic.

“Administrator” means Atlantic.

“Adviser” means Utendahl Capital Management , LP.

“Atlantic” means Atlantic Fund Administration, LLC.

“Board” means the Board of Trustees of the Trust.

 “CFTC” means the U.S. Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended , and includes the r egulations thereunder and IRS interpretations  upon which a Fund may rely and private letter rulings and similar authority .

“Custodian” means Union Bank, N.A.

“Distributor” means Foreside Fund Services, LLC.

“Fund” means U CM Floating NAV Fund.

“Fund Accountant” means Atlantic.

“Independent Trustee” means a Trustee that is not an interested person of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the U.S. Internal Revenue Service, Inc.

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means this Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“Subadviser” means Pacific Investment Management Company LLC.

 “S&P” means Standard & Poor’s, a division of T he McGraw - Hill Companies , Inc .

 “Transfer Agent” means Atlantic Shareholder Services, LLC.

 “Trust” means Forum Funds, a Delaware statutory trust.

 “U.S.” means United States.

 “U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“Underlying Funds” means U CM Credit Floating NAV Fund and U CM Government Floating NAV Fund.

“1933 Act” means the Securities Act of 1933, as amended, including rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended and includes the rules and regulations, SEC interpretations and any exemptive orders or interpretive relief thereunder.

1

Investment Policies and Risks

The Fund is a diversified series of the Trust.  This section discusses investments that the Fund can make.  Please see the Prospectus for a discussion of the principal policies and risks of investing in the Fund.

The Fund allocates its assets, in varying percentages, to the Underlying Funds, as described in the Fund’s Prospectus.  The Fund achieves its targeted asset allocation mix by investing in the Underlying Funds that are advised by the Adviser that, in turn, invest in a wide range of variable and floating rate investment grade and government securities.

Because the Fund invests all or substantially all of its investable assets in the Underlying Funds, the description of the investment policies, techniques, specific investments and related risks for the Fund and the Underlying Funds that follows applies primarily to the Underlying Funds.

Description of the Underlying Funds

The Underlying Funds are selected by the Adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles and other factors. The Underlying Funds in which the Fund may invest, as of the date of this SAI, are set forth below.

U CM Credit Floating NAV Fund.  The UCM Credit Floating NAV Fund (the “ Credit Fund ”) seeks to achieve its objective of daily liquidity and principal protection by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of investment grade securities.  Investment grade securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Credit Fund’s Adviser or Subadviser.

U CM Government Floating NAV Fund.  The UCM Government Floating NAV Fund (the “ Government Fund ”) seeks to achieve its objective of daily liquidity and principal protection by investing at least 80% of its assets in obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government ; U.S. Treasury obligations; separately traded interest and principal component parts of such obligations; and repurchase agreements secured by such obligations.

The Adviser is the investment adviser for the Underlying Funds and will be responsible for investment decisions within the Government Fund.  Pacific Investment Management Company LLC is the Credit Fund’s Subadviser and will be responsible for investment decisions within the Credit Fund.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying Funds in which it invests.  An investment in the Fund is subject to the risks associated with the Underlying Funds.  The Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying Funds in which it invests.  There is a risk that evaluations and assumptions regarding the broad asset classes represented in the Underlying Funds may be incorrect based on actual market conditions.  In addition, at times certain of the segments of the market represented by the Underlying Funds may be out of favor and underperform other segments.

Investment in the Underlying Funds may subject the Fund to the following risks:

Fixed Income Investments

Debt Securities  The Underlying Funds may invest in short- and long-term debt securities.  Changes in interest rates will affect the value of the Underlying Funds’ investments in debt securities.  Increases in interest rates may cause the value of the Underlying Funds’ investments to decline and this decrease in value may not be offset by higher interest income from new investments.  Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities.  Appendix A of this SAI describes the securities ratings used by various ratings agencies.

Corporate Debt Securities   Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs.  Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.  Fixed rate corporate debt securities tend to exhibit more price

2

volatility during times of rising or falling interest rates than securities with floating rates of interest.  This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index.  Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates.  In periods of rising interest rates the value of a fixed rate security is likely to fall.  Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics.  Therefore, they behave more like floating rate securities with respect to price volatility.

Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates.  Issuers are more likely to call bonds during periods of declining interest rates.  In these cases, if an Underlying Fund owns a bond which is called, the Underlying Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Underlying Fund.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

Variable and Floating Rate Securities  Certain debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts.  These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on these securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.  Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as “inverse floaters”).  Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security’s market value while increasing the security’s yield.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for an Underlying Fund to dispose of the instrument during periods that such Underlying Fund is not entitled to exercise any demand rights it may have. The Underlying Funds could, for this or other reasons, suffer a loss with respect to those instruments.

U.S. Government Securities The Underlying Funds may invest in U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association (“GNMA”) and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) (“FNMA”) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation (“FHLMC”) securities).

U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Mortgage-Related Securities. The Underlying Funds may invest in mortgage-related securities.  Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

3

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types.  Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers.  Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security.  Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Government and Agency Mortgage-Related Securities. The Underlying Funds may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. GNMA, a wholly-owned U.S. Government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA and FHLMC are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition. Under the conservatorship, the management of FNMA and FHLMC was replaced.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that FNMA and FHLMC maintain a positive net worth. FNMA and FHLMC’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury established a new secured lending credit facility to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury initiated a program to purchase FNMA and FHLMC mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

Privately Issued Mortgage-Related Securities. The Underlying Funds may invest in privately issued mortgage-backed securities.  Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-related securities is smaller and less liquid than the market for mortgage-related securities issued by U.S. Government  issuers.

4

Municipal Securities  Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

Municipal securities may carry fixed or floating rates of interest.  Most municipal securities pay interest in arrears on a semi-annual or more frequent basis.  However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity.  Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate.  The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years.  Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes.  The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing.  An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables.  ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.  ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral.  The credit quality of an ABS transaction depends on the performance of the underlying assets.  To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk.  A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.  ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses.  These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator.  Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.  Consistent with an Underlying Fund’s investment objectives and policies, the Adviser or Subadviser also may invest in other types of asset-backed securities.

Bank Obligations. Bank obligations in which the Underlying Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  An Underlying Fund  will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a

5

foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.  Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

General Risks of Debt Securities

Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.  Some municipal securities may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.  Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Underlying Funds to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk  The market value of the interest-bearing debt securities held by the Underlying Funds will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  As a result, an investment in the Underlying Funds is subject to risk even if all debt securities in the Underlying Funds’ investment portfolio are paid in full at maturity.

Credit Risk  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  The financial condition of an issuer of a debt security held by the Underlying Funds may cause it to default on interest or principal payments due on a security.  This risk generally increases as security credit ratings fall.

Investments in Foreign Securities

Foreign Securities   The Credit Fund may invest in foreign debt securities which may be denominated in foreign currencies. Foreign securities are subject to additional investment risks.  All foreign investments are subject to foreign political and economic instability.  There may be less information publicly available about foreign issues than about domestic issues, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Income from foreign securities will be received and realized in foreign currencies and the Credit Fund is required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Credit Fund’ s income has been earned and computed in U.S. dollars may require the Credit Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time the Credit Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Credit Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Foreign Market Risks  Investments in foreign securities also include the risk that the foreign government will impose restrictions on foreign currency transactions and rates of exchanges, will impose other regulations on exchange controls or will impose the seizure or nationalization of foreign assets.  There is also the risk that there will be changes in the administrations or economic and monetary policies of related foreign governments, resulting in the possibility of expropriation decrees and other adverse foreign governmental action, or the imposition of new taxes.  Foreign markets also tend to be less liquid and typically involve less government supervision of exchanges, brokers and issuers, as well as,

6

difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency denominated securities held by the Credit Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Additional Risks of High Yield Foreign Sovereign Debt Securities  Investing in fixed and floating rate high yield foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities.  The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which the Credit Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries also are characterized by political uncertainty or instability.

Other factors that may influence the ability or willingness to service debt include, but are not limited to: a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.  The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be affected adversely.  If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

The cost of servicing external debt also generally will be affected adversely by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt also will depend on the level of the relevant government's international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations.  If such an event occurs, the Credit Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Credit Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit that may affect adversely the Credit Fund’s holdings.  Furthermore, certain participants in the secondary market for such debt may be involved directly in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

7

Illiquid and Restricted Securities

General. The term “illiquid securities,” as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued the securities. Each Underlying Fund may not invest more than 15% of its net assets in illiquid securities. If, after the time of acquisition, due to subsequent fluctuations in value or any other reasons, the value of an Underlying Fund’s illiquid securities exceeds 15%, the Underlying Fund will consider what actions, if any, are necessary to maintain adequate liquidity and, if required by law, take appropriate steps to reduce the percentage held in illiquid securities within a reasonable amount of time. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”) .

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Subadvisor may determine that the securities are liquid.

Risks. Any security, including securities determined by the Adviser or Subadviser to be liquid, can become illiquid. Limitations on resale may have an adverse effect on the marketability of a security. Each Underlying Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, each Underlying Fund would not have the right to require an issuer to register a restricted security. Each Underlying Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience a loss or have difficulty satisfying redemption requests. There can be no assurance that a market will exist for any illiquid security at any particular time.

Determination of Liquidity. The Board has the ultimate responsibility for determining whether specific securities are liquid and has delegated this responsibility to the Adviser and Subadviser pursuant to guidelines approved by the Board. The Adviser and Subadviser determine and monitor the liquidity of the portfolio securities and reports periodically on their decisions to the Board. The Adviser and Subadviser take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

Other Investment Strategies

Repurchase Agreements  The Underlying Funds may enter into repurchase agreements.  Repurchase agreements are transactions in which the Underlying Funds purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security.  During the term of a repurchase agreement, the Underlying Funds’ custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price.  Repurchase agreements allow the Underlying Funds to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

Repurchase agreements involve credit risk.  In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Underlying Funds may have difficulties in exercising their rights to the underlying securities.  The Underlying Funds may incur costs and expensive time delays in disposing of the underlying securities, and they may suffer a loss.  Failure by the other party to deliver a security or currency purchased by or lent by the Underlying Funds may result in a missed opportunity to make an alternative investment.  Favorable insolvency laws that allow the Underlying Funds, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.  The Underlying Funds will only enter a repurchase agreement with a seller that the - or Subadviser believes presents minimal credit risk.

Foreign Currency Transactions  The Underlying Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.  Foreign currency transactions involve certain costs and risks.  The Underlying Funds incur foreign exchange expenses in converting assets from one currency to another.

Borrowing and Reverse Repurchase Agreements. The Credit Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing to enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which the Credit Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities.

8

An investment of the Credit Fund’s assets in reverse repurchase agreements will increase the volatility of the Credit Fund’s NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

The Underlying Funds may borrow amounts up to 5% of their total assets to meet redemption requests.  Because the Underlying Funds’ investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Underlying Funds’ net asset value may tend to increase more than its investments increase in value, and decrease more when its investments decrease in value.  In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds.  Also, during times of borrowing under adverse market conditions, the Underlying Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

When-Issued, Delayed Delivery and Forward Commitment Transactions.   Each of the Underlying Funds may purchase or   sell securities on a when-issued, delayed delivery, or forward commitment basis.  When such purchases or sales are   outstanding, the Underlying Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser or Subadviser or otherwise cover its position in an amount sufficient to   meet the Underlying Fund’s obligation.  Typically, no income accrues on securities a Fund has committed to purchase prior to the time   delivery of the securities is made, although an Underlying Fund may earn income on securities it has segregated or “earmarked.”

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Underlying Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  Because the Underlying Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Underlying Fund’s other investments.  If the other party to a transaction fails to deliver the securities, the Underlying Fund could miss a favorable price or yield opportunity.  If the Underlying Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When an Underlying Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Underlying Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Underlying Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Underlying Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

An Underlying Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.  There is no percentage limitation on the extent to which the Underlying Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Temporary Defensive Position  The Underlying Funds may invest in prime quality money market instruments, pending investment of cash balances.  The Underlying Funds may assume a temporary defensive position and may invest without limit in prime quality money market instruments.  Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by each Underlying Fund’s Adviser or Subadviser to be of comparable quality.  The Underlying Funds can also invest in cash and prime quality cash equivalents pending settlement of investments.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Underlying Funds may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Underlying Funds may invest and money market mutual funds. The Underlying Funds will invest in money market mutual funds in compliance with the 1940 Act.

Open-End and Closed-End Investment Companies

General   The Underlying Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act.  Under the 1940 Act, the Underlying Funds’ investments in such securities is generally limited to 3% of the outstanding voting stock of any one company, 5% of each Underlying Fund’s total assets in any one company, and 10% of such Underlying Fund’s total assets in investment companies generally.  Shares of an

9

exchange traded fund (“ETF”) that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations and shares of money market funds are generally excluded from such restrictions.

Risks  The Underlying Funds, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company.  To the extent that the Underlying Funds invest in open-end or closed-end companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Core and Gateway®

The Fund may seek to achieve its investment objectives by converting to a Core and Gateway structure.   A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies.  The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund’s shareholders.  The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

Investment Limitat i ons

Except as required by the 1940 Act or the Code, such as with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund’s investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.  A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

1.    Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

Diversification  With respect to 75% of its assets, the Fund will not purchase securities, other than U.S. Government Securities and securities of other investment companies, of any one issuer, if: (1) more than 5% of the Fund’s total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or  (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

Borrowing Money  The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Senior Securities  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act.

Underwriting  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Real Estate  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

10

Commodities  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

Loans The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Concentration The Fund will not invest 25% or more of its total assets in a particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government , its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust, on behalf of the Fund, as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the policy regarding borrowing money set forth above.

Management

1.  Trustees and Officers of the Trust

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law, Delaware law and the stated policies of the Fund.  The Board oversees the Trust’s officers and service providers, including the Fund’s advisers, who are responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer.   The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Board Structure and Related Matters

Board members who are not “interested persons” of the Fund, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute at least two-thirds of the Board.  J. Michael Parish, an Independent Trustee, serves as Independent Chair of the Board.  The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers, other management personnel and counsel to the Fund.  The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee.  The Board has established four standing committees: the Audit Committee, the Nominating Committee, the Valuation Committee and the Qualified Legal and Compliance Committee.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund, the number of funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the Trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings and schedules four telephonic meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.

11

The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information.  Each Trustee serves until his or her death, resignation, removal or  replacement.  The address for all Trustees and officers is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine, 04101.  Each Trustee oversees the thirty-two series of the Trust. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic.  Mr. Keffer is also an interested Trustee/Director of the Wintergreen Fund, Inc., another registered open-end investment company.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989	Retired since 2003.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University (since 2006); Professor of Economics, University of California-Los Angeles 1992- 2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee	Since 1989
Chairman, Atlantic (since 2008); President, Forum Foundation (a charitable organization) (since 2005); President, Forum Trust, LLC (a non-depository trust company of which Atlantic is a subsidiary) (since 1997); President, Citigroup Fund Services, LLC (“Citigroup”) (2003–2005).

Officers
Stacey Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic (since 2008); Director, Consulting Services, Foreside Fund Services (2007- September); Elder Care, (2005-2006); Director, Fund Accounting, Citigroup ( 2003-2005).
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic (since 2008); Section Manager/Vice President, Enterprise Support Services, Citigroup (2003–2008).
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic (since 2009); Vice President, Citi Fund Services Ohio, Inc. (2007–2009); Associate Counsel, Investors Bank & Trust Company (2006–2007); FDIC (2005).
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic (since 2008); Vice President, Citigroup (2003-2008).

  1 Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC. Atlantic Fund Administration, LLC, is a subsidiary of Forum Trust, LLC.

12

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic (since 2008); Vice President, Citigroup (2003-2008).
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic (since 2008); Vice President, Citigroup (2005-2008).
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic (since 2008); Regulatory Administration Specialist, Citigroup (2006-2008).

In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills.  The following provides additional information about such qualifications and experience.

J. Michael Parish:  Mr. Parish has experience as a business attorney and long-time member of a law firm; service on the board of the foundation Hackensack Riverkeeper, Inc.,  and a private university; and multiple years of service as a Trustee and as Independent Chair.  Mr. Parish also served as a Trustee of Monarch Funds, a Massachusetts business trust and open-end, management investment company, from 2003 to 2009.

Costas Azariadis:  Mr. Azariadis has extensive experience with finance and economics, having served as a professor of economics at various top universities and a member of the various committees of the governing body of universities; multiple years of service as a Trustee.  Mr. Azariadis also served as a Trustee of Monarch Funds  from 2003 to 2009.

James C. Cheng:  Mr. Cheng has organizational experience as chairman and chief executive officer of a private marketing company; experience as co-founder of an IT firm; experience as a consultant; and multiple years of service as a Trustee.  Mr. Cheng also served as a Trustee of Monarch Funds  from 2003 to 2009.

John Y. Keffer:  Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a Trustee.  Mr. Keffer also served as a Trustee of Monarch Funds  from 2003 to 2009 and other mutual funds.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the funds.  Each fund’s investment adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the funds.

In general, a fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the funds.  In addition, under the general oversight of the Board, each investment adviser, any subadviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, each investment adviser and any subadviser oversees and regularly monitors the investments, operations and compliance of the funds’ investments.

The Board also oversees risk management for the Trust and the funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  Senior officers of the Trust, senior officers of the advisers and the Trust Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management.  In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the funds’ compliance program.  Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the funds’ compliance programs.

13

The Board also regularly receives reports from advisers with respect to the investments and securities trading of the funds.  For example, typically, the Board receives reports, presentations and other information from advisers and subadvisers on at least an annual basis in connection with the Board’s consideration of the renewal of each of the Trust’s advisory and subadvisory agreements with them.  Also, if applicable, in connection with the Board’s consideration of the renewal of any distribution plan of a fund under Rule 12b-1 under the 1940 Act, the Board receives reports from the adviser and other service providers.

Senior officers of the Trust and senior officers of the advisers also report regularly to the Valuation and Audit Committees on valuation matters, internal controls and accounting and financial reporting policies and practices.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

2 .  Trustee Ownership in the Fund and Other Series of the Trust

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2009	Aggregate Dollar Range of Ownership as of December 31, 2009 in all Funds Overseen by Trustee in the Trust
Interested Trustees
John Y. Keffer	N/A	$10,001-$50,000
Independent Trustees
Costas Azariadis	N/A	None
James C. Cheng	N/A	None
J. Michael Parish	N/A	Over $100,000

3 .    Ownership of Securities of the Adviser and Related Companies

As of March 5 , 20 1 0, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4 .   Information Concerning Trust Committees

Audit Committee   The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust.  In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls.  During the fiscal year ended February 28, 20 1 0, the Audit Committee met five times.

Nominating Committee   The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board.  The Nominating Committee will not consider nominees for Trustees recommended by security holders.  During the fiscal year ended February 28, 20 1 0, the Nominating Committee did not meet.

Valuation Committee    The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, or Parish, the President or the Treasurer, a representative of the Fund Accountant and, if needed, a portfolio manager or a senior representative of the investment advisers to the Trust series holding securities that require fair valuation. Pursuant to the Trust’s Pricing and Valuation Procedures, the Valuation Committee oversees the pricing of the Funds’ shares and the activities of the Fund Accountant and the Advisers in connection with the valuation of the Funds’ portfolio securities; selects from time to time, subject to approval by the Board, independent pricing services to provide a market value or fair value of any portfolio security approved by the Board; makes and monitors fair value determinations pursuant to these Procedures; and carries out any other supervisory functions delegated to it by the Board relating to the valuation of Fund portfolio securities.  During the fiscal year ended February 28, 20 1 0, the Valuation Committee met seventy-five times.

14

Qualified Legal Compliance Committee The Qualified Legal Compliance Committee (the “QLCC’), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust.  During the fiscal year ended February 28, 20 1 0, the QLCC did not meet.

5 .    Compensation of Trustees and Officers

Each Trustee is paid an annual fee of $40,000 for service to the Trust.  The Chairman of the Board is paid an annual fee of $ 60,000.  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.    Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth estimated   fees expected to be paid to each Trustee by the Fund and the Trust for the fiscal year ending February 28, 20 1 0.

Trustee	Estimated Compensation from the Fund	Benefits	Retirement	Estimated Total Compensation from Trust
Costas Azariadis	$4,375	$0	$0	$ 40 ,000
James C. Cheng	$4,375	$0	$0	$ 40 ,000
J. Michael Parish	$6,563	$0	$0	$ 60 ,000
John Y. Keffer	$0	$0	$0	$0

6 .  Investment Adviser

Services of Adviser  The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. The Adviser may also pay fees to certain brokers/dealers to have the Fund available for sale through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Subject to the general oversight of the Board, the Adviser makes decisions regarding the investment and reinvestment of the Fund’s assets.

Ownership of Adviser The Fund’s Adviser is Utendahl Capital Management, LP, 52 Vanderbilt Ave., Suite 401, New York, NY 10017. The Adviser is a Delaware limited partnership and is controlled by Richard Parsons through RDP LLC and Penny Zuckerwise through UCM Partners LLC.

Information Regarding Portfolio Manager The following information regarding the Fund’s portfolio manager has been provided by the Adviser.

Other Accounts under Management    As of  January 3 1 , 20 1 0, Mr. Mandel acted as portfolio manager for 7 other accounts with assets totaling $200,000,000.  Mr. Mandel does not manage any other registered investment companies.  No account managed by Mr. Mandel pays the Adviser a performance-based fee.

Conflicts of Interest Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  The Adviser seeks to manage such competing interests for the time and attention of portfolio managers be having portfolio managers focus on a particular investment discipline.  Most other accounts managed by the portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

15

•
If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts.  To deal with these situations, the Adviser and the Fund have adopted procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Adviser may place separate, non-simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

•
Finally, the appearance of a conflict of interest may arise if the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation of Portfolio Manager For the period ended January 31, 20 1 0, the Adviser compensated Mr. Mandel based on a fixed salary plus a bonus.  The bonus reflected the respective contribution of Mr. Mandel to and the overall profitability of the Adviser based on assets under management.

Portfolio Manager Ownership in the Fund

The Fund has not commenced operations as of the date of this SAI, thus the portfolio manager of the Fund do es not own any shares of the Fund.

Fees The Adviser’s fee is calculated as a percentage of the Fund’s average daily net assets.  The fee, if not waived, is accrued daily by the Fund.  The Adviser’s fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund.  If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will not charge you a separate management fee on the account with respect to those assets.

As of the date hereof, the Fund has not commenced operations.

Advisory Agreement The Adviser is not affiliated with Atlantic or any company affiliated with Atlantic.  The Investment Advisory Agreement remains in effect for a period of two years from the date of its effectiveness, and thereafter the Investment Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Investment Advisory Agreement terminates immediately upon assignment.

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

7 .    Distributor

Distribution Services   The Distributor (also known as the principal underwriter) of the shares of the Fund is located at Three Canal Plaza, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

16

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.  The Distributor continually distributes shares of the Fund on a best effort s basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Fund.  With respect to certain Financial Institutions and related Fund “supermarket” platform arrangements, the Fund and/or the Fund’s Adviser, rather than the Distributor, typically enter into such agreements (see also “Purchases through Financial Institutions”).  These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor.  These Financial Institutions may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services.

8 .    Other Fund Service Providers

Administrator, Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries provide administration, fund accounting and transfer agency services to the Fund. Atlantic is a subsidiary of Forum Trust, LLC. Mr. John Y. Keffer, a Trustee of the Trust, is the Chairman of Atlantic and is also the founder and a substantial owner of Forum Trust, LLC, the corporate parent of Atlantic.

Pursuant to the Atlantic Services Agreement (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.04% on the first $500 million in aggregate assets of the Underlying Funds , 0.03% on the next $1,500 million in aggregate assets of the Underlying Funds and 0.025% on aggregate assets of the Underlying Funds exceeding $2 billion. The base fee is subject to an annual minimum of $100,000. The Fund also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month.

As Administrator , Atlantic administers the Fund’ s operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Fund by others, including its custodian, Transfer Agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Fund’s tax returns, the preparation of financial statements and related reports to the Fund’s shareholders, the SEC and state and other securities administrators; (4) providing the Fund with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Fund’s investment advisers in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As Fund Accountant , Atlantic provides fund accounting services to the Fund. These services include calculating the NAV of the Fund.

The Services Agreement with respect to the Fund continues in effect until terminated, so long as its continuance is specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Fund on 120 days’ written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement. Under the Services Agreement, Atlantic and certain related parties (such as Atlantic’s officers and persons who control Atlantic) are indemnified by the Fund against any and all claims and expenses related to the Atlantic’s actions or omissions that are consistent with Atlantic’s contractual standard of care. Under the Services Agreement, in calculating the Fund’s NAV, Atlantic is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Services Agreement also

17

provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 1/ 2 of 1% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Fund.

Atlantic, located at Three Canal Plaza, Portland, Maine 04101, serves as Transfer Agent and distribution paying agent for the Fund. The Transfer Agent and distribution paying agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Atlantic provides a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO” and, with the PEO, “Certifying Officers”), a Chief Compliance Officer (“CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Fund, as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to its Compliance Services Agreement dated June 1, 2008 (the “Compliance Services Agreement”).

For making available the CCO, AMLCO and Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Fund of (i) $20,000 (allocated equally to all Trust series for which the Adviser provides management services), and (ii) $5,000 per Fund.

The Compliance Services Agreement with respect to the Fund continues in effect until terminated. The Compliance Services Agreement is terminable with or without cause and without penalty by the Board of the Trust or by Atlantic with respect to the Fund on 60 days ’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance Services Agreement, (1) Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, and (2) Atlantic and certain related parties (“Atlantic Indemnitees”) are indemnified by the Fund against any and all claims and expenses related to an Atlantic Indemnitee’s actions or omissions, except, with respect to (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

As of the date hereof, the Fund has not commenced operations.

Custodian   Union Bank, N.A., is the Custodian for the Fund and safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments.  The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets.  The Custodian is located at 350 California Street, 6th Floor, San Francisco, CA 94104.

Legal Counsel   K&L Gates LLP, 1601 K Street , N.W. , Washington D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm BBD, LLP (“BBD”), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund and provides audit and tax services.  BBD   audits the annual financial statements of the Fund and provides the Fund with an audit opinion.   BBD also reviews certain regulatory filings of the Fund.

Portfolio Transactions

1. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

18

In the case of fixed income securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2. Adviser Responsibility for Purchases and Sales

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser.  The Adviser seeks “best execution” for all portfolio transactions.  This means that the Adviser seeks the most favorable price and execution available for the purchase and sale of securities.  The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.  The Adviser’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

3. Choosing Broker-Dealers

The Adviser seeks “best execution” for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Fund may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser’s duties, the Adviser may consider payments made by brokers effecting transactions for the Fund.  These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or the broker is efficient in trade execution.

4. Obtaining Research from Brokers

The Adviser has full brokerage discretion.  The Adviser evaluates the range and quality of a broker’s services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer.  The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.  This research is designed to augment the Adviser’s own internal research and investment strategy capabilities.  This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.  Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser’s fees are not reduced by reason of the Adviser’s receipt of research services.  Since most of the Adviser’s brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser’s clients and the Fund’s investors.

5. Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

6. Transactions through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

7. Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates.  Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients

19

even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interests of the affected accounts and equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

8. Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year-to-year depending on many factors.  From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in the fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

9. Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parent companies of those brokers and dealers.  For this purpose, regular brokers and dealers means the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year. As of the date hereof, the Fund has not commenced operations.

10. Portfolio Holdings

Portfolio holdings as of the end of the Fund’s annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within ten days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period) . Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund’s latest semi-annual report to shareholders or a copy of the Fund’s latest Form N-Q which contains the Fund’s portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund’s latest Form N-CSR and Form N-Q by accessing the SEC’s website at www.sec.gov.

In addition, the Fund’s Adviser may make publicly available, on a daily basis, information regarding the Fund’s portfolio holdings. This holding information is made available through a website and may be delayed by one or more days .

The Fund’s nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund’s operation that the Fund have retained them to perform. The Adviser to the Fund has regular and continuous access to the Fund’s portfolio holdings. In addition, the Fund’s Administrator, Custodian, Distributor and Fund Accountant as well as independent auditors, proxy voting services, mailing services and financial printers may have access to the Fund’s nonpublic portfolio holdings information on an ongoing basis. The Trustees, the Trust’s officers, legal counsel to the Trust and to the Independent Trustees , and the Fund’s independent registered public accounting firm may receive such information on an as needed basis. From time to time, nonpublic information regarding the Fund’s portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating/ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information.  Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if a Trust Officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purpose for disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) assume responsibility for any breach of the terms of the confidentiality

20

agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information.  The Trust Officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust Officer’s reasons for determining to permit such disclosure.

No compensation is received by the Fund, nor, to the Fund’s knowledge, paid to its Adviser or any other party in connection with the disclosure of the Fund’s portfolio holdings.  The codes of ethics of the Trust, the Adviser, and the Distributor are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund’s portfolio holdings.  In addition, the Fund’s service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Fund’s portfolio holdings disclosure policy is subject to review by the Fund’s CCO who will report the results of such review at least annually to the Board. Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

There is no assurance that the Fund’s portfolio holdings disclosure policy will protect the Fund against potential misuse of holdings information by individuals or firms in possession of that information.

Purchase and Redemption Information

1. General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent .

The Fund accepts orders for the purchase or redemption of shares on any weekday except Columbus Day, Veterans Day and days when the NYSE is closed , but under unusual circumstances, may accept orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

Not all classes or portfolios of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund’s availability.

Shares of the Fund are sold on a continuous basis by the Distributor. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser’s discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

2. IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

3. UGMAs/UTMAs

If the trustee’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the investor must provide a copy of the trust document.

4 . Additional Redemption Information

You may redeem Fund shares at the NAV per share minus any applicable redemption fee.  Accordingly, the redemption price per share of the Fund may be lower than the Fund’s NAV per share.  To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period.  Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

21

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund’s shares as provided in the Prospectus.

5 . Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

6 . Redemption-In-Kind

Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only affect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund’s total net assets, whichever is less, during any 90-day period.

7 . NAV Determination

In determining the Fund’s NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services.  If no sale price is reported, the mean of the last bid and ask price is used.  If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

8 .    Distributions

Distributions of net investment income will be reinvested at the Fund’s NAV as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution.

Taxation

The tax information set forth in the Prospectus and the information in this section relate solely to f ederal tax law and assume that the Fund and each Underlying Fund will qualif y for treatment as a “regulated investment company” under the Code (as discussed below). Such information is only a summary of certain key federal tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus (which generally apply to each Underlying Fund as well) are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code a s in effect on the date hereof. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the f ederal, state, local and foreign tax provisions applicable to them. The tax able year-end of the Fund is February 28 (the same as the Fund’s fiscal year - end).

1.	Qualification for Treatment as a Regulated Investment Company

The Fund intends for each tax able year to qualify for treatment as a “regulated investment company” under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

22

2. Meaning of Qualification

As a regulated investment company, the Fund will not be subject to f ederal income tax on the portion of its investment company taxable income (that is, net investment income ) , the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to its shareholders. In order to qualify to be taxed as a regulated investment company , the Fund must satisfy the following requirements , among others :

•
The Fund must distribute at least 90% of its investment company taxable income for the tax able year. (Certain distributions made by the Fund after the close of a tax able year are considered distributions attributable to th at tax able year for purposes of satisfying this requirement.)

•
The Fund must derive at least 90% of its gross income each taxable year from dividends (including dividends from the Underlying Funds) , interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived from its business of investing in securities or those currencies .

•
The Fund must satisfy the following asset diversification tests at the close of each quarter of its taxable year: (1) at least 50% of the value of the Fund’s total assets must consist of cash and cash items, government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer;  and (2) no more than 25% of the value of the Fund’s total assets may be invested in (i) the securities (other than government securities and securities of other regulated investment companies) of any one issuer or (ii) the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses.

Failure to Qualify  If for any tax able year the Fund does not qualify for treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends , paid to its shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as “ qualified dividend income ” ) to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify for treatment as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify for treatment as a regulated investment company in any given tax able year.

3. Federal Excise Tax

A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute in any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year plus (3) certain other amounts. The balance of the Fund’s income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the excise tax, the Fund (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

4.   Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax able year. These distributions will be taxable to you as ordinary income.

23

The Fund anticipates distributing substantially all of its net capital gain for each tax able year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held your Fund shares.

Distributions by the Fund that do not constitute ordinary income or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Every distribution by the Fund will be treated in the manner described above even though the distribution is reinvested in additional shares of the Fund. Y ou will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with a NAV at the time of purchase that reflects undistributed , recognized capital gain or unrealized appreciation in the value of the Fund’s assets. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of investment to you.

Ordinarily, you are required to include distributions by the Fund in income in the taxable year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that year if the distribution is actually paid in January of the following year.

The Fund will send you information annually as to the federal income tax c haracter of distributions made (or deemed made) to you during the year.

5.   Redemption of Shares

In general, a shareholder will recognize gain or loss on the redemption of Fund shares in an amount equal to the difference between the proceeds of the redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends in ) other Fund shares within 30 days before or after the redemption (a “wash sale”).

If disallowed, the loss will be reflected in an upward adjustment to the basis in the shares purchased. In general, any gain or loss arising from the redemption of Fund shares will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. In the unlikely event, however, that the Fund has made distributions of net capital gain on redeemed shares, and the shares have been held for six months or less, a ny capital loss arising from the redemption will be treated as a long-term capital loss to the extent of the amount of those distributions. In determining the holding period of shares for this purpose, any period during which a shareholder’s risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

6. Backup Withholding

The Fund is required to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares (in the case of situation (1) below) , otherwise payable to any individual or certain non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number to the Fund, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly , or (3) who has failed to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather , any amounts so withheld may be credited against a shareholder’s f ederal income tax liability or refunded.

7.  Certain Tax Rules Applicable to the Underlying Funds’ Transactions

If an Underlying Fund invests in bonds issued with "original issue discount" ( i.e ., with a fact amount exceeding the issue price), it generally will be required to include in income as interest each year a portion of the original issue discount, even though it does not receive payment with respect to such discount during the year. With respect to “market discount bonds” ( i.e ., bonds purchased by an Underlying Fund at a price less than their issue price plus the portion of “original issue discount”

24

previously accrued thereon), the Underlying Fund may likewise elect to accrue and include in income each taxable year a portion of the market discount on the bonds. As a result, in order to make the distributions necessary for an Underlying Fund not to be subject to federal income or excise taxes, it may be required to pay out as an income dividend each taxable year an amount greater than the total amount of cash it has actually received as interest during the year.

Gains or losses attributable to fluctuations in exchange rates that occur between the time an Underlying Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Underlying Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss.  Similarly, gains or losses from the disposition of foreign currencies and debt securities denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition thereof also are treated as ordinary income or loss.  These gains or losses increase or decrease the amount of an Underlying Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

8. State and Local Taxes

The tax rules of the various states and their local jurisdictions with respect to an investment in the Fund can differ from the rules for f ederal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

Other Matters

1. The Trust and Its Shareholders

General Information  Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 , the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust registered for sale shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Opportunities Fund (1)
Absolute Strategies Fund(2)
Adams Harkness Small Cap Growth Fund
Auxier Focus Fund(3)
Beck, Mack & Oliver Global Equity Fund
Beck, Mack & Oliver Partners Fund
Brown Advisory Core International Fund(1)
Brown Advisory Flexible Value Fund(4)
Brown Advisory Growth Equity Fund(4)
Brown Advisory Intermediate Income Fund(4)
Brown Advisory Maryland Bond Fund(1)
Brown Advisory Opportunity Fund(4)
Brown Advisory Small-Cap Fundamental Value Fund(4)
Brown Advisory Small-Cap Growth Fund(5)
Brown Advisory Value Equity Fund(4)
Brown Cardinal Small Companies Fund(4)

DF Dent Premier Growth Fund
Fountainhead Special Value Fund
Golden Large Cap Core Fund (6)
Golden Small Cap Core Fund (6)
Grisanti Brown Value Fund (7)
Lou Holland Growth Fund (8)
Merk Absolute Return Currency Fund (6)
Merk Asian Currency Fund (6)
Merk Hard Currency Fund (6)
Payson Total Return Fund
Polaris Global Value Fund
The BeeHive Fund
UCM Credit Floating NAV Fund (1)
UCM Floating NAV Fund (1)
UCM Government Floating NAV Fund (1)
Waterville Large Cap Value Fund (6)

(1)	The Trust has registered for sale shares of beneficial interest in an Institutional class of these series.
(2)	The Trust has registered for sale shares of beneficial interest in Institutional, R and C classes of this series. Effective August 1, 2009, Class C shares were converted to R shares.
(3)	The Trust has registered for sale shares of beneficial interest in Investor, A and C classes of this series. Effective August 27, 2008, Class C shares were converted to Investor Shares.
(4)
The Trust has registered for sale shares of beneficial interest in Institutional and A classes of this series.  Currently A shares of Brown Advisory Small-Cap Fundamental Value Fund are not publicly offered.

(5)	The Trust has registered for sale shares of beneficial interest in Institutional and A classes of this series. The Fund has

25

ceased the public offering of D Shares.  This means that the class is closed to new investors, and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.

(6)
The Trust has registered for sale shares of beneficial interest in Institutional and Investor classes of this series.  Currently Investor Shares of the Golden Large Cap Core Fund and Golden Small Cap Core Fund are not offered for sale.

(7)	The Trust has registered for sale shares of beneficial interest in an I Shares class of this series. Previously, Grisanti Brown Value Fund’s I share class was named “Institutional Shares.”
(8)	The Trust has registered for sale shares of beneficial interest in Investor, Institutional, A and C classes of this series. Currently C shares are not offered for sale.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and class thereof will continue indefinitely until terminated.

Series and Classes of the Trust  Each series or class of the Trust may have a different expense ratio and its expenses will affect each class’ performance.  For more information on any other series or class of shares of the Trust, investors may contact the Transfer Agent.

Shareholder Voting and Other Rights  Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law.  Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) the Trustees determine that the matter affects more than one series and all affected series must vote.  The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a series is entitled to the shareholder’s pro-rata share of all distributions arising from that series’ assets and, upon redeeming shares, will receive the portion of the series’ net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a series’) outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Termination or Reorganization of Trust or Its Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company.  Under the trust instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act.  The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be affected by the Trustees without shareholder consent.

26

Fund Ownership As of the date hereof, the Fund has not commenced operations.

Limitations on Shareholders’ and Trustees’ Liability  Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point.  The Trust’s Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The Trust’s Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

2. Proxy Voting Procedures

A copy of the Trust’s proxy voting procedures are included in Appendix B . Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 is available (1) without charge, upon request, by contacting the Transfer Agent at (8 77 ) 828 - 8210 and (2) on the SEC’s web site at www.sec.gov.

3. Code of Ethics

The Trust, the Adviser, and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Advisor, and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

4. Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

5. Financial Statements

The Trust’s independent registered public accounting firm, BBD , audits and reports on the Fund’s annual financial statements. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. As of the date hereof, the Fund has not commenced operations, and thus financial statements are not available for the Fund.

27

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to

A-1

meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

3.
Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be

A-2

assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with

A-3

diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

A-4

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the

A-5

obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

A-6

APPENDIX B – PROXY VOTING PROCEDURES

FORUM FUNDS

POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

July 31, 2003
As Amended September 14, 2004 and December 11, 2009

SECTION 1.  PURPOSE

Shareholders of the various series of Forum Funds (the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

SECTION 2.  RESPONSIBILITIES

(A)           Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

(B)           Reporting. The Adviser shall provide periodic reports to the Trust as to the implementation and operation of these Policies and the proxy voting policies and procedures of the Adviser as they relate to the Funds.

SECTION 3.  SCOPE

These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

B-1

SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

(A)	General
(1)
Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Adviser’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Adviser Guidelines.

(2)	Absence of Proxy Voting Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund’s proxies consistent with Sections B and C below.

(B) Routine Matters As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

(1)
Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2)	Appointment of Auditors. Management recommendations will generally be supported.

(3)
Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)           Non-Routine Matters

(1)	Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

(2)	Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3)
Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4)
Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

B-2

(5)
Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D)           Conflicts of Interest Each Adviser is responsible for maintaining procedures to identify conflicts of interest and, when applicable, determining the adequacy of a Proxy Voting Service’s procedures to identify conflicts. The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, the Proxy Voting Service or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If a Proxy Voting Service determines it has a conflict of interest with respect to voting proxies on behalf of the Fund, the Adviser shall vote the proxy in the best interests of the Fund and its shareholders.

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

(E)           Abstention The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Chairman of the Board may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

B-3

Statement o f Additional Information

March 29 , 2010
Investment Adviser:
Utendahl Capital Management , LP
52 Vanderbilt Ave., Suite 401
New York, NY 100 17

Account Information
and Shareholder Services:
Attn:  Transfer Agent
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, ME  04112
(877) 828-8210

U CM Credit Floating NAV Fund Institutional Shares (UCMBX) U CM Government Floating NAV Fund Institutional Shares (UCMNX)

This Statement of Additional Information (the “SAI”) supplements the Prospectus dated March 29 , 20 1 0, as may be amended from time to time, offering Institutional Shares of U CM Credit Floating NAV Fund (the “Credit Fund”) and U CM Government Floating NAV Fund (the “Government Fund”) (each a “Fund”; together, the “Funds”) (the “Prospectus”), each a separate portfolio of Forum Funds, a registered, open-end management investment company (the “Trust”).

This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

The Credit Fund and Government Fund have not commenced operations as of the date hereof and so financial statements for the Funds are not available. Copies of the Annual Report may be obtained when they are available, without charge, upon request by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

Glossary	1

Investment Policies and Risks	2

Investment Limitations	8

Management	10

Portfolion Transactions	19

Purchase and Redemption Information	23

Taxation	25

Other Matters	30

Appendix A - Description of Securities Ratings	A-1

Appendix B - Proxy Voting Procedures	B-1

Appendix C – Subadviser Proxy Voting Procedures	C-1

Glossary

As used in this SAI, the following terms have the meanings listed.

“Accountant” means Atlantic.

“Administrator” means Atlantic.

“Adviser” means Utendahl Capital Management , LP.

“Atlantic” means Atlantic Fund Administration, LLC.

“Board” means the Board of Trustees of the Trust.

“CFTC” means the U.S. Commodities Future Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended , and includes the regulations thereunder and IRS interpretations  upon which a Fund may rely and private letter rulings and similar authority. .

“Custodian” means Union Bank, N.A.

“Distributor” means Foreside Fund Services, LLC.

“Fund” means each of U CM Credit Floating NAV Fund and U CM Government Floating NAV Fund, all together, the “Funds”.

“Fund Accountant” means Atlantic.

“Independent Trustee” means a Trustee that is not an interested person of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the U.S. Internal Revenue Service, Inc.

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means this Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s, a division of T he McGraw - Hill Companies , Inc .

“Sub a dviser” means Pacific Investment Management Company LLC (“PIMCO”).

“Transfer Agent” means Atlantic Shareholder Services, LLC.

“Trust” means Forum Funds, a Delaware statutory trust.

“U.S.” means United States.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, including rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended and includes the rules and regulations, SEC interpretations and any exemptive orders or interpretive relief thereunder.

Investment Policies and Risks

Each Fund is a diversified series of the Trust.  This section discusses investments that the Funds can make.  Please see the Prospectus for a discussion of the principal policies and risks of investing in the Funds.

Fixed Income Investments

Debt Securities  The Funds may invest in short- and long-term debt securities.  Changes in interest rates will affect the value of the Funds’ investments in debt securities.  Increases in interest rates may cause the value of the Funds’ investments to decline and this decrease in value may not be offset by higher interest income from new investments.  Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities.  Appendix A of this SAI describes the securities ratings used by various ratings agencies.

Corporate Debt Securities   Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs.  Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.  Fixed rate corporate debt securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest.  This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index.  Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates.  In periods of rising interest rates the value of a fixed rate security is likely to fall.  Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics.  Therefore, they behave more like floating rate securities with respect to price volatility.

Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates.  Issuers are more likely to call bonds during periods of declining interest rates.  In these cases, if a Fund owns a bond which is called, that Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to that Fund.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

Variable and Floating Rate Securities  Certain debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts.  These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on these securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.  Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as “inverse floaters”).  Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security’s market value while increasing the security’s yield.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Funds to dispose of the instrument during periods that a Fund is not entitled to exercise any demand rights it may have. The Funds could, for this or other reasons, suffer a loss with respect to those instruments.

U.S. Government Securities The Funds may invest in U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association (“GNMA”) and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) (“FNMA”) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation (“FHLMC”) securities).

U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Mortgage-Related Securities. The Funds may invest in mortgage-related securities.  Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types.  Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers.  Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.  As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security.  Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Government and Agency Mortgage-Related Securities. The Funds may invest in government and agency mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. GNMA, a wholly-owned U.S. Government corporation creates pass-through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA and FHLMC are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition. Under the conservatorship, the management of FNMA and FHLMC was replaced.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that FNMA and FHLMC maintain a positive net worth. FNMA and FHLMC’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury established a new secured lending credit facility to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury initiated a program to purchase FNMA and FHLMC mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

Privately Issued Mortgage-Related Securities.    The Funds may invest in privately issued mortgage-backed securities.  Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-related securities is smaller and less liquid than the market for mortgage-related securities issued by U.S. Government  issuers.

Municipal Securities  Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

Municipal securities may carry fixed or floating rates of interest.  Most municipal securities pay interest in arrears on a semi-annual or more frequent basis.  However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity.  Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate.  The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years.  Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes.  The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing.  An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.

Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables.  ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.  ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral.  The credit quality of an ABS transaction depends on the performance of the underlying assets.  To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement. Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk.  A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities.  ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses.  These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator.  Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.  Consistent with a Fund’s investment objectives and policies, the Adviser or Subadviser also may invest in other types of asset-backed securities.

Bank Obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.  A Fund  will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.  Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

General Risks of Debt Securities

Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.  Some municipal securities may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.  Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Funds to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Interest Rate Risk  The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  As a result, an investment in a Fund is subject to risk even if all debt securities in that Fund’s investment portfolio are paid in full at maturity.

Credit Risk  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  The financial condition of an issuer of a debt security held by the Funds may cause it to default on interest or principal payments due on a security.  This risk generally increases as security credit ratings fall.

Investments in Foreign Securities

Foreign Securities   The Credit Fund may invest in foreign debt securities which may be denominated in foreign currencies. Foreign securities are subject to additional investment risks.  All foreign investments are subject to foreign political and economic instability.  There may be less information publicly available about foreign issues than about domestic issues, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Income from foreign securities will be received and realized in foreign currencies and the Credit Fund is required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Credit Fund’s income has been earned and computed in U.S. dollars may require th e Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time the Credit Fund incurs expenses in U.S. dollars and the time such expenses are paid, th e Credit Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Foreign Market Risks  Investments in foreign securities also include the risk that the foreign government will impose restrictions on foreign currency transactions and rates of exchanges, will impose other regulations on exchange controls or will impose the seizure or nationalization of foreign assets.  There is also the risk that there will be changes in the administrations or economic and monetary policies of related foreign governments, resulting in the possibility of expropriation decrees and other adverse foreign governmental action, or the imposition of new taxes.  Foreign markets also tend to be less liquid and typically involve less government supervision of exchanges, brokers and issuers, as well as, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility and investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.  Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency denominated securities held by the Credit Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Additional Risks of High Yield Foreign Sovereign Debt Securities  Investing in fixed and floating rate high yield foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities.  The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries also are characterized by political uncertainty or instability.

Other factors that may influence the ability or willingness to service debt include, but are not limited to: a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.  The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be affected adversely.  If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

The cost of servicing external debt also generally will be affected adversely by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt also will depend on the level of the relevant government's international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations.  If such an event occurs, the Credit Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Credit Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit that may affect adversely the Credit Fund’ s holdings.  Furthermore, certain participants in the secondary market for such debt may be involved directly in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Illiquid and Restricted Securities

General. The term “illiquid securities,” as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. If, after the time of acquisition, due to subsequent fluctuations in value or any other reasons, the value of a Fund’s illiquid securities exceeds 15%, the Fund will consider what actions, if any, are necessary to maintain adequate liquidity and, if required by law, take appropriate steps to reduce the percentage held in illiquid securities within a reasonable amount of time. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”) .

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser or Subadviser  may determine that the securities are liquid.

Risks. Any security, including securities determined by the Adviser or Subadviser to be liquid, can become illiquid. Limitations on resale may have an adverse effect on the marketability of a security. Each Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, each Fund would not have the right to require an issuer to register a restricted security. Each Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience a loss or have difficulty satisfying redemption requests. There can be no assurance that a market will exist for any illiquid security at any particular time.

Determination of Liquidity. The Board has the ultimate responsibility for determining whether specific securities are liquid and has delegated this responsibility to the Adviser and Subadviser pursuant to guidelines approved by the Board. The Adviser and Subadviser determine and monitor the liquidity of the portfolio securities and reports periodically on their decisions to the Board. The Adviser and Subadviser take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

Other Investment Strategies

Repurchase Agreements  The Funds may enter into repurchase agreements.  Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security.  During the term of a repurchase agreement, the Funds’ custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price.  Repurchase agreements allow the Funds to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

Repurchase agreements involve credit risk.  In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Funds may have difficulties in exercising its rights to the underlying securities.  The Funds may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss.  Failure by the other party to deliver a security or currency purchased by or lent by the Funds may result in a missed opportunity to make an alternative investment.  Favorable insolvency laws that allow the Funds, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.  The Funds will only enter a repurchase agreement with a seller that the Adviser or the Subadviser believes presents minimal credit risk.

Foreign Currency Transactions  The Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs.  Foreign currency transactions involve certain costs and risks.  A Fund incurs foreign exchange expenses in converting assets from one currency to another.

Borrowing and Reverse Repurchase Agreements. The Credit Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing to enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which the Credit Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Credit Fund’s assets in reverse repurchase agreements will increase the volatility of the Credit Fund’s NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

Each Fund may borrow amounts up to 5% of its total assets to meet redemption requests.  Because the Funds’ investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Funds’ net asset value may tend to increase more than its investments increase in value, and decrease more when its investments decrease in value.  In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds.  Also, during times of borrowing under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

When-Issued, Delayed Delivery and Forward Commitment Transactions.   Each of the Funds may purchase or   sell securities on a when-issued, delayed delivery, or forward commitment basis.  When such purchases or sales are   outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by the Adviser or Subadviser or otherwise cover its position in an amount sufficient to   meet the Fund’s obligation.  Typically, no income accrues on securities a Fund has committed to purchase prior to the time   delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.  If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, a Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date.

A Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.  There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Dollar Roll Transactions. Dollar roll transactions are transactions in which the Credit Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but the Credit Fund assumes the risk of ownership. The Credit Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Credit Fund will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios.

Temporary Defensive Position  The Funds may invest in prime quality money market instruments, pending investment of cash balances.  The Funds may assume a temporary defensive position and may invest without limit in prime quality money market instruments.  Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Funds’ Adviser or the Subadviser to be of comparable quality.  The Funds can also invest in cash and prime quality cash equivalents pending settlement of investments.

Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Funds may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Funds may invest and money market mutual funds. The Funds will invest in money market mutual funds in compliance with the 1940 Act.

Open-End and Closed-End Investment Companies

General   The Funds may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act . Under the 1940 Act, the Funds’ investments in such securities is generally limited to 3% of the outstanding voting stock of any one company, 5% of the Funds’ total assets in any one company, and 10% of the Funds’ total assets in investment companies generally.  Shares of an exchange traded fund (“ETF”) that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations and shares of money market funds are generally excluded from such restrictions.

Risks  The Funds, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company.  To the extent that the Funds invest in open-end or closed-end companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Core and Gateway®

The Funds may seek to achieve their investment objectives by converting to a Core and Gateway structure.   A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies.  The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Funds’ shareholders.  The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

Investment Limitations

Except as required by the 1940 Act or the Code, such as with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Funds’ assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Funds and the Funds’ investment objectives cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of that Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of that Fund are present or represented.  A nonfundamental policy of the Funds may be changed by the Board without shareholder approval.

1. Fundamental Limitations

The Funds have adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

Diversification  With respect to 75% of its assets, the Funds will not purchase securities, other than U.S. Government Securities and securities of other investment companies, of any one issuer, if: (1) more than 5% of that Fund’s total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or  (2) such purchase would at the time of purchase cause that Fund to hold more than 10% of the outstanding voting securities of that issuer.

Borrowing Money  The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of that Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of that Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude that Fund from entering into reverse repurchase transactions, provided that such Fund has an asset coverage of 300% for all borrowings and repurchase commitments of that Fund pursuant to reverse repurchase transactions.

Senior Securities  The Funds will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that such Fund’s engagement in such activities is consistent with or permitted by the 1940 Act.

Underwriting  The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

Real Estate  The Funds will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate.  This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Commodities  The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

Loans The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Concentration A Fund will not invest 25% or more of its total assets in a particular industry.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government , its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust, on behalf of the Fund, as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the policy regarding borrowing money set forth above.

Management

1. Trustees and Officers of the Trust

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law, Delaware law and the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including the Funds’ advisers, who are responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance

Officer.   The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds, as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute at least two-thirds of the Board.  J. Michael Parish, an Independent Trustee, serves as Independent Chair of the Board.  The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers, other management personnel and counsel to the Funds.  The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee.  The Board has established four standing committees: the Audit Committee, the Nominating Committee, the Valuation Committee and the Qualified Legal and Compliance Committee.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Board holds four regularly scheduled in-person meetings and schedules four telephonic meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information.  Each Trustee serves until his or her death, resignation, removal or replacement.  The address for all Trustees and officers is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine, 04101.  Each Trustee oversees the thirty-two series of the Trust.  Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic.  Mr. Keffer is also an interested Trustee/Director of the Wintergreen Fund, Inc., another registered open-end investment company.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989	Retired since 2003.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University (since 2006); Professor of Economics, University of California-Los Angeles 1992- 2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989
Chairman, Atlantic (since 2008); President, Forum Foundation (a charitable organization) (since 2005); President, Forum Trust, LLC (a non-depository trust company of which Atlantic is a subsidiary) (since 1997); President, Citigroup Fund Services, LLC (“Citigroup”) (2003–2005).

Officers
Stacey Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic (since 2008); Director, Consulting Services, Foreside Fund Services (2007- September); Elder Care, (2005-2006); Director, Fund Accounting, Citigroup ( 2003-2005).
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic (since 2008); Section Manager/Vice President, Enterprise Support Services, Citigroup (2003–2008).
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic (since 2009); Vice President, Citi Fund Services Ohio, Inc. (2007–2009); Associate Counsel, Investors Bank & Trust Company (2006–2007); FDIC (2005).
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic (since 2008); Vice President, Citigroup (2003-2008).
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic (since 2008); Vice President, Citigroup (2003-2008).
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic (since 2008); Vice President, Citigroup (2005-2008).
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic (since 2008); Regulatory Administration Specialist, Citigroup (2006-2008).

In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills.  The following provides additional information about such qualifications and experience.

J. Michael Parish:  Mr. Parish has experience as a business attorney and long-time member of a law firm; service on the board of the foundation Hackensack Riverkeeper, Inc.,  and a private university; and multiple years of service as a Trustee and as Independent Chair.  Mr. Parish also served as a Trustee of Monarch Funds, a Massachusetts business trust and open-end, management investment company, from 2003 to 2009.

Costas Azariadis:  Mr. Azariadis has extensive experience with finance and economics, having served as a professor of economics at various top universities and a member of the various committees of the governing body of universities; multiple years of service as a Trustee.  Mr. Azariadis also served as a Trustee of Monarch Funds  from 2003 to 2009.

James C. Cheng:  Mr. Cheng has organizational experience as chairman and chief executive officer of a private marketing company; experience as co-founder of an IT firm; experience as a consultant; and multiple years of service as a Trustee.  Mr. Cheng also served as a Trustee of Monarch Funds  from 2003 to 2009.

 1 Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC. Atlantic Fund Administration, LLC, is a subsidiary of Forum Trust, LLC.

John Y. Keffer:  Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a Trustee.  Mr. Keffer also served as a Trustee of Monarch Funds  from 2003 to 2009 and other mutual funds.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  Each Fund’s investment adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds.  In addition, under the general oversight of the Board, each investment adviser, any subadviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, each investment adviser and any subadviser oversees and regularly monitors the investments, operations and compliance of the Funds’ investments.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  Senior officers of the Trust, senior officers of the advisers and the Trust Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management.  In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program.  Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance programs.

The Board also regularly receives reports from advisers with respect to the investments and securities trading of the Funds.  For example, typically, the Board receives reports, presentations and other information from advisers and subadvisers on at least an annual basis in connection with the Board’s consideration of the renewal of each of the Trust’s advisory and subadvisory agreements with them.  Also, if applicable, in connection with the Board’s consideration of the renewal of any distribution plan of a Fund under Rule 12b-1 under the 1940 Act, the Board receives reports from the adviser and other service providers.

Senior officers of the Trust and senior officers of the advisers also report regularly to the Valuation and Audit Committees on valuation matters, internal controls and accounting and financial reporting policies and practices.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

2 . Trustee Ownership in the Funds and Other Series of the Trust

Dollar Range of Beneficial Ownership in the Funds as of December 31, 2009		Aggregate Dollar Range of Ownership as of December 31, 2009 in all Funds Overseen by Trustee in the Trust
Credit Fund	Government Fund
Interested Trustees
John Y. Keffer	N/A	N/A	$10,001-$50,000
Independent Trustees
Costas Azariadis	N/A	N/A	None
James C. Cheng	N/A	N/A	None
J. Michael Parish	N/A	N/A	Over $100,000

3 . Ownership of Securities of the Adviser, the Subadviser and Related Companies

As of March 5 , 20 1 0, no Independent Trustee or any immediate family member owned beneficially or of record securities of any Trust investment adviser, subadviser , its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser, subadviser or principal underwriter.

4 .   Information Concerning Trust Committees

Audit Committee   The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust.  In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls.   During the fiscal year ended February 28, 20 1 0, the Audit Committee met seven times for the Trust.

Nominating Committee   The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board.  The Nominating Committee will not consider nominees for Trustees recommended by security holders.   During the fiscal year ended February 28, 20 1 0, the Nominating Committee did not meet.

Valuation Committee    The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, or Parish, the President or the Treasurer, a representative of the Fund Accountant and, if needed, a portfolio manager or a senior representative of the investment advisers to the Trust series holding securities that require fair valuation. Pursuant to the Trust’s Pricing and Valuation Procedures, the Valuation Committee oversees the pricing of the Funds’ shares and the activities of the Fund Accountant and the Advisers in connection with the valuation of the Funds’ portfolio securities; selects from time to time, subject to approval by the Board, independent pricing services to provide a market value or fair value of any portfolio security approved by the Board; makes and monitors fair value determinations pursuant to these Procedures; and carries out any other supervisory functions delegated to it by the Board relating to the valuation of Fund portfolio securities.   During the fiscal year ended February 28, 20 1 0, the Valuation Committee met seveny-five times.

Qualified Legal Compliance Committee The Qualified Legal Compliance Committee (the “QLCC’), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees.  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust.   During the fiscal year ended February 28, 20 1 0, the QLCC did not meet.

5 .   Compensation of Trustees and Officers

Each Trustee is paid an annual fee of $40,000 for service to the Trust.  The Chairman of the Board is paid an annual fee of $ 60,000.  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.    Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth estimated fees expected to be paid to each Trustee by the Funds and the Trust for the fiscal year ending February 28, 201 0 .

Trustee	Compensation from the Funds		Benefits	Retirement	Estimated Total Compensation from Trust
	Credit Fund	Government Fund
Costas Azariadis	$1,313	$3,063	$0	$0	$ 40 ,000
James C. Cheng	$1,313	$3,063	$0	$0	$ 40, 000
J. Michael Parish	$1,969	$4,594	$0	$0	$ 60 ,000
John Y. Keffer	$0	$0	$0	$0	$0

6 .   Investment Adviser

Services of Adviser and Subadviser   The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments and effecting portfolio transactions for the Funds. The Adviser may also pay fees to certain brokers/dealers to have the Funds available for sale through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Subject to the general oversight of the Board, the Adviser makes decisions regarding the investment and reinvestment of the Funds’ assets.

The Subadviser serves as investment adviser to the Credit Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  Under the Sub-Advisory Agreement, the Subadviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Credit Fund’s investments and effecting portfolio transactions for the Credit Fund. The Subadviser may also pay fees to certain brokers/dealers to have the Credit Fund available for sale through such institutions as well as for certain shareholder services provided to customers purchasing Fund shares through such institutions.

Subject to the general oversight of the Board and the Adviser, the Subadviser makes decisions regarding the investment and reinvestment of the Credit Fund assets.

Ownership of Adviser and Subadviser   The Funds’ A dviser is Utendahl Capital Management , LP, 52 Vanderbilt Ave., Suite 401 , New York, NY 100 17 . The Adviser is a Delaware limited partnership and is controlled by Richard Parsons through RDP LLC and Penny Zuckerwise through UCM Partners LLC.  The Subadviser for the Credit Fund is Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660 .   The Subadviser is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”).  Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.

Information Regarding Portfolio Managers  The following information regarding the Funds’ portfolio managers has been provided by the Adviser and the Subadviser .

Other Accounts under Management  As of January 3 1 , 20 1 0, Mr. Mandel acted as portfolio manager for 7 other accounts with assets totaling $200,000,000.  Mr. Mandel does not manage any other registered investment companies.  No account managed by Mr. Mandel pays the Adviser a performance-based fee.

As of January 3 1 , 20 1 0, Mr. Schneider acted as portfolio manager for 3 other accounts with assets totaling   $ 5,126,72 0,000.  Mr. Schneider does not manage any other registered investment companies.  No account managed by Mr. Sch n eider pays the Subadviser a performance-based fee.

Conflicts of Interest Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  The Adviser and Sub a dviser may seek to manage such competing interests for the time and attention of portfolio managers be having portfolio managers focus on a particular investment discipline.  Most other accounts managed by the portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•
If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Funds may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts.  To deal with these situations, the Adviser, the Subadviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for the Funds, the Adviser and the Subadviser determine which broker to use to execute each order, consistent with its duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Adviser and the Subadviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, the Adviser and the Subadviser may place separate, non-simultaneous transactions for the Funds and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Funds or the other account.

•
Finally, the appearance of a conflict of interest may arise if the Adviser or the Subadviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser, the Subadviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation of Portfolio Manager    For the period ended January 31, 20 10 , the Adviser compensated Mr. Mandel based on a fixed salary plus a bonus.  The bonus reflected the respective contribution of Mr. Mandel to and the overall profitability of the Adviser based on assets under management.

T he Subadviser has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of the Subadviser also receive compensation from the Subadviser ’s profits. Certain employees of the Subadviser , including portfolio managers, may elect to defer compensation through the Subadviser ’s deferred compensation plan. The Subadviser also offers its employees a non-contributory defined contribution plan through which the Subadviser makes a contribution based on the employee’s compensation. The Subadviser ’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with the Subadviser ’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;
•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of the Subadviser ’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the Subadviser ’s  Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of the Subadviser ’s parent company, Allianz Global Investors, and the Subadviser over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and Subadviser ’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at the Subadviser .

Key employees of the Subadviser , including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the Subadviser Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on the Subadviser ’s equity that vest in years three, four and five. Upon vesting, the options will convert into Subadviser M Units, which are non-voting common equity of the Subadviser . M Units pay out quarterly distributions equal to a pro-rata share of the Subadviser ’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of the Subadviser receive compensation from a non-qualified profit sharing plan consisting of a portion of the Subadviser ’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of the Subadviser was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with the Subadviser .

Portfolio Manager Ownership in the Funds

The Funds have not commenced operations as of the date of this SAI, thus the portfolio managers of the Funds do not own any shares of the Funds.

Fees  The Adviser’s and Subadviser ’s fees are calculated as a percentage of the relevant Fund’s average daily net assets.  The fee, if not waived, is accrued daily by the Funds.  The Adviser’s and Subadviser ’s fees are paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from the Funds, the Adviser and the Subadviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Funds.  If you have a separately managed account with the Adviser or the Subadviser with assets invested in a Fund, the Adviser or Subadviser , as appropriate, will not charge you a separate management fee on the account with respect to those assets.

As of the date hereof, the Funds have not commenced operations.

Advisory Agreement and Sub-Advisory Agreement  The Adviser is not affiliated with Atlantic or any company affiliated with Atlantic.  The Investment Advisory Agreement remains in effect for a period of two years from the date of its effectiveness, and thereafter the Investment Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of such Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Investment Advisory Agreement terminates immediately upon assignment.

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

The Subadviser is not affiliated with Atlantic or any company affiliated with Atlantic.  The Investment Sub-Advisory Agreement remains in effect for a period of two years from the date of its effectiveness, and thereafter the Investment Sub-Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust).

The Investment Sub-Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of such Fund’s shareholders or by a majority vote of the Board, by the Adviser on 60 days’ written notice to the Subadviser , or by the Subadviser on 60 days’ written notice to the Trust.  The Investment Advisory Agreement terminates immediately upon assignment.

Under the Investment Advisory Agreement, the Subadviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

7 .   Distributor

Distribution Services.   The Distributor (also known as the principal underwriter) of the shares of the Funds is located at Three Canal Plaza, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds.  The Distributor continually distributes shares of the Funds on a best effort s basis.  The Distributor has no obligation to sell any specific quantity of Fund shares.  The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries (each a “Financial In termediary ” collectively, the “Financial In termediaries ”) for distribution of shares of the Funds.  With respect to certain Financial Intermediaries and related Fund “supermarket” platform arrangements, the Funds and/or the Funds’ Adviser, rather than the Distributor, typically enter into such agreements (see also “Purchases through Financial Intermediaries ”).  These Financial Intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor.  These Financial Intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services.

8 .   Other Fund Service Providers

Administrator, Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries provide administration, fund accounting and transfer agency services to the Funds. Atlantic is a subsidiary of Forum Trust, LLC. Mr. John Y. Keffer, a Trustee of the Trust, is the Chairman of Atlantic and is also the founder and a substantial owner of Forum Trust, LLC, the corporate parent of Atlantic.

Pursuant to the Atlantic Services Agreement (the “Services Agreement”), the Fund s pay Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.04% on the first $500 million in aggregate assets of the Underlying Funds , 0.03% on the next $1,500 million in aggregate assets of the Underlying Funds and 0.025% on aggregate assets of the Underlying Funds exceeding $2 billion. The base fee is subject to an annual minimum of $100,000. The Fund s also pay Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Fund s and is paid monthly based on the average net assets, transactions and positions for the previous month.

As Administrator , Atlantic administers the Funds’ operations with respect to the Funds except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Funds by others, including its custodian, Transfer Agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Funds’ tax returns, the preparation of financial statements and related reports to the Funds’ shareholders, the SEC and state and other securities administrators; (4) providing the Funds with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Funds’ investment advisers in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As Fund Accountant , Atlantic provides fund accounting services to the Funds. These services include calculating the NAV of the Funds.

The Services Agreement with respect to the Funds continues in effect until terminated, so long as its continuance is specifically approved or ratified with respect to the Funds with such frequency and in such manner as required by applicable law. The Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Funds on 120 days’ written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Funds or the Funds’ shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement. Under the Services Agreement, Atlantic and certain related parties (such as Atlantic’s officers and persons who control Atlantic) are indemnified by the Funds against any and all claims and expenses related to the Atlantic’s actions or omissions that are consistent with Atlantic’s contractual standard of care. Under the Services Agreement, in calculating the Funds’ NAV, Atlantic is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to  1/2 of 1% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Funds.

Atlantic, located at Three Canal Plaza, Portland, Maine 04101, serves as Transfer Agent and distribution paying agent for the Funds. The Transfer Agent and distribution paying agent maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Atlantic provides a Principal Executive Officer (“PEO”), Principal Financial Officer (“PFO” and, with the PEO, “Certifying Officers”), a Chief Compliance Officer (“CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Funds, as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to its Compliance Services Agreement dated June 1, 2008 (the “Compliance Services Agreement”).

For making available the CCO, AMLCO and Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Fund s of (i) $20,000 (allocated equally to all Trust series for which the Adviser provides management services), and (ii) $5,000 per Fund.

The Compliance Services Agreement with respect to the Funds continues in effect until terminated. The Compliance Services Agreement is terminable with or without cause and without penalty by the Board of the Trust or by Atlantic with respect to the Funds on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance Services Agreement, (1) Atlantic is not liable to the Funds or the Funds’ shareholders for any act or omission, and (2) Atlantic and certain related parties (“Atlantic Indemnitees”) are indemnified by the Funds against any and all claims and expenses related to an Atlantic Indemnitee’s actions or omissions, except, with respect to (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

As of the date hereof, the Funds have not commenced operations.

Custodian  Union Bank, N.A., is the Custodian for the Funds and safeguards and controls the Funds’ cash and securities, determines income and collects interest on Fund investments.  The Custodian may employ subcustodians to provide custody of the Funds’ domestic and foreign assets.  The Custodian is located at 350 California Street, 6th Floor, San Francisco, CA 94104.

Legal Counsel  K&L Gates LLP, 1601 K Street, N.W., Washington D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm BBD, LLP (“BBD”), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103 is the independent registered public accounting firm for the Funds and provides audit and tax

services.   BBD   audits the annual financial statements of the Funds and provides the Funds with an audit opinion.   BBD also reviews certain regulatory filings of the Funds.

Portfolio Transactions

1. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

The price of securities purchased  from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

2. Adviser Responsibility for Purchases and Sales

The Adviser and the Subadviser place orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser and the Subadviser .  The Adviser and the Subadviser seek “best execution” for all portfolio transactions.  This means that the Adviser and the Subadviser seek the most favorable price and execution available for the purchase and sale of securities.  The Funds have no obligation to deal with a specific broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser and the Subadviser in their best judgment and in a manner deemed to be in the best interest of the Funds rather than by any formula.  The Adviser’s and the Subadviser ’s primary consideration in executing transactions for the Funds is prompt execution of orders in an effective manner and at the most favorable price available.

3. Choosing Broker-Dealers

The Adviser and the Subadviser seek “best execution” for all portfolio transactions. This means that the Adviser and the Subadviser seek the most favorable price and execution available. The Funds may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser and the Subadviser take into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser’s and the Subadviser ’s duties, the Adviser and the Subadviser may consider payments made by brokers effecting transactions for the Funds.  These payments may be made to the Funds or to other persons on behalf of the Funds for services provided to the Funds for which those other persons would be obligated to pay.

The Adviser and the Subadviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or the broker is efficient in trade execution.

4. Obtaining Research from Brokers

The Adviser and the Subadviser have full brokerage discretion.  The Adviser and the Subadviser evaluate the range and quality of a broker’s services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer.  The Adviser and the Subadviser may give consideration to research services furnished by brokers to the Adviser and the Subadviser for its use and may cause the Funds to pay these brokers a higher amount of commission than may be charged by other brokers.  This research is designed to augment the Adviser’s and the Subadviser ’s own internal research and investment strategy capabilities.  This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.  Typically, the research will be used to service all of the Adviser’s and the

Subadviser ’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser’s fees and the Subadviser ’s fees are not reduced by reason of the Adviser’s or the Subadviser ’s receipt of research services.  Since most of the Adviser’s and the Subadviser ’s brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser and the Subadviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser’s clients, the Subadviser ’s clients and the Funds’ investors.

5. Counterparty Risk

The Adviser and the Subadviser monitor the creditworthiness of counterparties to the Funds’ transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

6. Transactions through Affiliates

The Adviser and the Subadviser may effect brokerage transactions through affiliates of the Adviser or the Subadviser , as appropriate, (or affiliates of those persons) pursuant to procedures adopted by the Trust.

7. Other Accounts of the Adviser and the Subadviser

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser, the Subadviser , or their affiliates.  Investment decisions are the product of many factors, including basic suitability for the particular client involved. A particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s or the Subadviser ’s opinion, is in the best interests of the affected accounts and equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser or the Subadviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

8. Portfolio Turnover

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year-to-year depending on many factors.  From time to time, the Funds may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in the fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to the Funds and a possible increase in short-term capital gains or losses.

9. Securities of Regular Broker-Dealers

From time to time, the Funds may acquire and hold securities issued by its “regular brokers and dealers” or the parent companies of those brokers and dealers.  For this purpose, regular brokers and dealers means the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during each Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during that Fund’s last fiscal year; or (3) sold the largest amount of a Fund’s shares during that Fund’s last fiscal year.
As of the date hereof, the Funds have not commenced operations.

10. Portfolio Holdings

Portfolio holdings as of the end of the Funds’ annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within ten days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period) . Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Funds’ latest semi-annual report to shareholders or a copy of the Funds’ latest Form N-Q which contains the Funds’ portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds’ latest Form N-CSR and Form N-Q by accessing the SEC’s website at www.sec.gov.

In addition, the Funds’ Adviser may make publicly available, on a daily basis, information regarding the Funds’ portfolio holdings . This holding information is made available through a website and may be delayed by one or more days .

The Funds’ nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Funds’ operation that the Funds have retained them to perform. The Adviser and the Subadviser to the Funds have regular and continuous access to the Funds’ portfolio holdings. In addition, the Funds’ Administrator, Custodian, Distributor and Fund Accountant as well as independent auditors, proxy voting services, mailing services and financial printers may have access to the Funds’ nonpublic portfolio holdings information on an ongoing basis. The Trustees, the Trust’s officers, legal counsel to the Trust and to the Independent Trustees , and the Funds’ independent registered public accounting firm may receive such information on an as needed basis. From time to time, nonpublic information regarding the Funds’ portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating/ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information.  Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if a Trust Officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) a Fund has a legitimate business purposes for disclosing the information; and (3) the disclosure is in the best interests of a Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of such Fund, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information.  The Trust Officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust Officer’s reasons for determining to permit such disclosure.

No compensation is received by the Funds, nor, to the Funds’ knowledge, paid to its Adviser, Subadviser , or any other party in connection with the disclosure of the Funds’ portfolio holdings.  The codes of ethics of the Trust, the Adviser, the Subadviser ,  and the Distributor are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Funds’ portfolio holdings.  In addition, the Funds’ service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds’ portfolio holdings disclosure policy is subject to review by the Funds’ CCO who will report the results of such review at least annually to the Board. Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

There is no assurance that the Funds’ portfolio holdings disclosure policy will protect the Funds against potential misuse of holdings information by individuals or firms in possession of that information.

Purchase and Redemption Information

1. General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent .

The Funds accept orders for the purchase or redemption of shares on any weekday except Columbus Day, Veterans Day and days when the NYSE is closed, but under unusual circumstances, may accept orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

Not all classes or portfolios of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund’s availability.

Shares of the Funds are sold on a continuous basis by the Distributor. The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser’s discretion, however, the Funds may accept portfolio securities that meet the investment objective and policies of the Funds as payment for Fund shares. The Funds will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

2. IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

3. UGMAs/UTMAs

If the trustee’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the investor must provide a copy of the trust document.

4 . Additional Redemption Information

You may redeem Fund shares at the NAV per share minus any applicable redemption fee.  Accordingly, the redemption price per share of the Funds may be lower than the Funds’ NAV per share.  To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Funds will use the first-in-first-out (FIFO) method to determine the holding period.  Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

The Funds may redeem shares involuntarily to: (1) reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund’s shares as provided in the Prospectus.

5 . Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of a Fund.

6 . Redemption-In-Kind

Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only affect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund’s total net assets, whichever is less, during any 90-day period.

7 . NAV Determination

In determining a Fund’s NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services.  If no sale price is reported, the mean of the last bid and ask price is used.  If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

8 .  Distributions

Distributions of net investment income will be reinvested at a Fund’s NAV as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution.

Taxation

The tax information set forth in the Prospectus and the information in this section relate solely to f ederal tax law   and assume that each Fund will qualif y for treatment as a “regulated investment company” under the Code (as discussed below). Such information is only a summary of certain key federal tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund s or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code a s in effect on the date hereof. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the f ederal, state, local and foreign tax provisions applicable to them. The tax able year-end of each Fund is February 28 (the same as the Funds’ fiscal year - end).

1. Qualification for Treatment as a Regulated Investment Company

Each Fund intend s for each tax able year to qualify for treatment as a “regulated investment company” under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Funds.

2. Meaning of Qualification

As a regulated investment company, a Fund will not be subject to f ederal income tax on the portion of its investment company taxable income (that is, net investment income ) , the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. In order to qualify to be taxed as a regulated investment company , a Fund must satisfy the following requirements , among others :

•
The Fund must distribute at least 90% of its investment company taxable income for the tax able year. (Certain distributions made by a Fund after the close of a tax able year are considered distributions attributable to th at tax able year for purposes of satisfying this requirement.)

•
The Fund must derive at least 90% of its gross income each taxable year from dividend s , interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income   derived from its business of investing in securities or those currencies .

•
The Fund must satisfy the following asset diversification test s at the close of each quarter of its tax able year: (1) at least 50% of the value of th e Fund’s total assets must consist of cash and cash items, government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer ;   and (2) no more than 25% of the value of th e Fund’s total assets may be invested in (i) the securities (other than g overnment securities and securities of other regulated investment companies) of any one issuer or (ii) the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls that are determined to be engaged in the same , similar , or related trades or businesses .

Failure to Qualify  If for any tax able year a Fund does not qualify for treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to its shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as “ qualified dividend income ” ) to the extent of that Fund’s current and accumulated earnings and profits.

Failure to qualify for treatment as a regulated investment company would thus have a negative impact on a Fund’s income and performance. It is possible that a Fund will not qualify for treatment as a regulated investment company in any given tax able year.

3. Federal Excise Tax

A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute in any calendar year an amount equal to at least the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year plus (3) certain other amounts . The balance of a Fund’ s income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax able year ending in the calendar year.

For purposes of calculating the excise tax, each Fund (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary income for the current calendar year. Each Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

Each Fund intend s to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

4.   Fund Distributions

The Funds anticipate distributing substantially all of their investment company taxable income for each tax able year. These distributions will be taxable to you as ordinary income.

The Funds anticipate distributing substantially all of their net capital gain for each tax able year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held your Fund shares.

Distributions by a Fund that do not constitute ordinary income or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of your Fund shares to the extent your basis would be reduced below zero.

Every distribution by each Fund will be treated in the manner described above even though the distribution is reinvested in additional shares of th at Fund .   Y ou will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with a NAV at the time of purchase that reflects undistributed , recognized capital gain or unrealized appreciation in the value of a Fund’s assets. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of investment to you.

Ordinarily, you are required to include distributions by a Fund in income in the taxable year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that year if the distribution is actually paid in January of the following year.

Your Fund will send you information annually as to the federal income tax character of distributions made (or deemed made) to you during the year.

5. Redemption of Shares

In general, a shareholder will recognize gain or loss on the redemption of Fund shares in an amount equal to the difference between the proceeds of the redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends in ) other shares of the distributing Fund within 30 days before or after the redemption (a “wash sale”).

If disallowed, the loss will be reflected in an upward adjustment to the basis in the shares purchased. In general, any gain or loss arising from the redemption of Fund shares will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. In the unlikely event, however, that a Fund has made distributions of net capital gain on redeemed shares, and the shares have been held for six months or less, a ny capital loss arising from the redemption will be treated as a long-term capital loss to the extent of the amount of those distributions. In determining the holding period of shares for this purpose, any period during which a shareholder’s risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

6. Backup Withholding

Each Fund is required to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares (in the case of situation (1) below) , otherwise payable to any individual or certain non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number to the Fund, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly , or (3) who has failed to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather , any amounts so withheld may be credited against a shareholder’s f ederal income tax liability or refunded.

7. Certain Tax Rules Applicable to the Fund’s Transactions

If a Fund invests in bonds issued with "original issue discount" ( i.e ., with a face amount exceeding the issue price), it generally will be required to include in income as interest each taxable year a portion of the original issue discount, even though it does not receive payment with respect to such discount during the year. With respect to “market discount bonds” ( i.e. , bonds purchased by a Fund at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon), the Fund may elect to accrue and include in income each taxable year a portion of the market discount on the bonds. As a result, in order to make the distributions necessary for a Fund not to be subject to federal income or excise taxes, it may be required to pay out as an income dividend for a taxable year an amount greater than the total amount of cash it has actually received as interest during the year.

Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss.  Similarly, gains or losses from the disposition of foreign currencies and debt securities denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition thereof also are treated as ordinary income or loss.  These gains or losses increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

8 . State and Local Taxes

The tax rules of the various states and their local jurisdictions with respect to an investment in the Funds can differ from the rules for f ederal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Funds.

9 . Foreign Income Tax

Investment income received by a Fund, and gains realized, on foreign securities may be subject to income, withholding or other taxes of foreign countries and U.S. possessions that are withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance , since the amount of either Fund’ s assets to be invested within various countries cannot be now determined.

Other Matters

1. The Trust and Its Shareholders

General Information  Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 , the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust registered for sale shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

  Absolute Opportunities Fund (1)
Absolute Strategies Fund (2)
Adams Harkness Small Cap Growth Fund Auxier Focus Fund (3)
Beck, Mack & Oliver Global Equity Fund
Beck, Mack & Oliver Partners Fund
Brown Advisory Core International Fund (1)
Brown Advisory Flexible Value Fund (4)
Brown Advisory Growth Equity Fund (4)
Brown Advisory Intermediate Income Fund (4)
Brown Advisory Maryland Bond Fund (1)
Brown Advisory Opportunity Fund (4)
Brown Advisory Small-Cap Fundamental Value Fund (4)
Brown Advisory Small-Cap Growth Fund (5)
Brown Advisory Value Equity Fund (4)
DF Dent Premier Growth Fund

Fountainhead Special Value Fund
Golden Large Cap Core Fund (6)
Golden Small Cap Core Fund (6)
Grisanti Brown Value Fund (7)
Lou Holland Growth Fund (8)
Merk Absolute Return Currency Fund (6)
Merk Asian Currency Fund (6)
Merk Hard Currency Fund (6)
Payson Total Return Fund
Polaris Global Value Fund
The BeeHive Fund
UCM Credit Floating NAV Fund (1)
UCM Floating NAV Fund (1)
UCM Government Floating NAV Fund (1)
Waterville Large Cap Value Fund (6)

(1)	The Trust has registered for sale shares of beneficial interest in an Institutional class of these series.
(2)	The Trust has registered for sale shares of beneficial interest in Institutional, R and C classes of this series. Effective August 1, 2009, Class C shares were converted to R shares.
(3)	The Trust has registered for sale shares of beneficial interest in Investor, A and C classes of this series. Effective August 27, 2008, Class C shares were converted to Investor Shares.
(4)
The Trust has registered for sale shares of beneficial interest in Institutional and A classes of this series.  Currently A shares of Brown Advisory Small-Cap Fundamental Value Fund are not publicly offered.

(5)
The Trust has registered for sale shares of beneficial interest in Institutional and A classes of this series.  The Fund has ceased the public offering of D Shares.  This means that the class is closed to new investors, and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.

(6)
The Trust has registered for sale shares of beneficial interest in Institutional and Investor classes of this series.  Currently Investor Shares of the Golden Large Cap Core Fund and Golden Small Cap Core Fund are not offered for sale.

(7)	The Trust has registered for sale shares of beneficial interest in an I Shares class of this series. Previously, Grisanti Brown Value Fund’s I share class was named “Institutional Shares.”
(8)	The Trust has registered for sale shares of beneficial interest in Investor, Institutional, A and C classes of this series. Currently C shares are not offered for sale.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and class thereof will continue indefinitely until terminated.

Series and Classes of the Trust  Each series or class of the Trust may have a different expense ratio and its expenses will affect each class’ performance.  For more information on any other series or class of shares of the Trust, investors may contact the Transfer Agent.

Shareholder Voting and Other Rights  Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law.  Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) the Trustees determine that the matter affects more than one series and all affected series must vote.  The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a series is entitled to the shareholder’s pro-rata share of all distributions arising from that series’ assets and, upon redeeming shares, will receive the portion of the series’ net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a series’) outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Termination or Reorganization of Trust or Its Series

  The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company.  Under the trust instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act.  The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be affected by the Trustees without shareholder consent.

Fund Ownership  As of the date hereof, the Funds have not commenced operations.

Limitations on Shareholders’ and Trustees’ Liability  Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point.  The Trust’s Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The Trust’s Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

2. Proxy Voting Procedures

A copy of the Trust’s   and the Subadviser ’s proxy voting procedures are included in Appendi x B and Appendix C , respectively. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30 is available (1) without charge, upon request, by contacting the Transfer Agent at (8 77 ) 828-8210 and (2) on the SEC’s web site at www.sec.gov.

3. Code of Ethics

The Trust, the Adviser, the Subadviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor, the Subadviser and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchase or held by a Fund, subject to certain limitations.

4.   Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

5. Financial Statements

The Trust’s independent registered public accounting firm, BBD , audits and reports on the Funds’ annual financial statements. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. As of the date hereof, the Funds have not commenced operations, and thus financial statements are not available for the Funds.

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

A.	Long-Term Ratings

1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)

Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

3.
Fitch – International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC	Default of some kind appears probable.

C	Default is imminent.

RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

3.
Fitch

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B – PROXY VOTING PROCEDURES

FORUM FUNDS

POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

July 31, 2003
As Amended September 14, 2004 and December 11, 2009

SECTION 1.  PURPOSE

Shareholders of the various series of Forum Funds (the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

SECTION 2.  RESPONSIBILITIES

(A)           Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

(B)           Reporting. The Adviser shall provide periodic reports to the Trust as to the implementation and operation of these Policies and the proxy voting policies and procedures of the Adviser as they relate to the Funds.

SECTION 3.  SCOPE

These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

(A)	General
(1)
Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Adviser’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Adviser Guidelines.

(2)	Absence of Proxy Voting Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund’s proxies consistent with Sections B and C below.

(B) Routine Matters As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

(1)
Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2)	Appointment of Auditors. Management recommendations will generally be supported.

(3)
Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)           Non-Routine Matters

(1)	Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

(2)	Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3)
Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4)
Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5)
Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D)           Conflicts of Interest Each Adviser is responsible for maintaining procedures to identify conflicts of interest and, when applicable, determining the adequacy of a Proxy Voting Service’s procedures to identify conflicts. The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, the Proxy Voting Service or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If a Proxy Voting Service determines it has a conflict of interest with respect to voting proxies on behalf of the Fund, the Adviser shall vote the proxy in the best interests of the Fund and its shareholders.

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

(E)           Abstention The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Chairman of the Board may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

APPENDIX C – SUB ADVIS E R PROXY VOTING PROCEDURES

PIMCO

PROXY VOTING POLICY AND PROCEDURES1

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5

1	Revised as of May 7, 2007.

2
These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

3	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

4
Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

5
For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:

1.           convening an ad-hoc committee to assess and resolve the conflict;6

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

6	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

2.           Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.           Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4.           Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5.           Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6.           Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

Board of Directors

1.           Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.           Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.           Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.           Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.           D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.           Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.           Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

2.           Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

3.           Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

4.           Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

5.           Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.

6.           Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.           Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long¬term planning for the issuer; and (iii) guarding against unsolicited takeovers.

2.           Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

3.           Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.           Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

2.           Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

3.           Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.

4.           Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1.           Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.           Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3.           Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation

State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings

1.           Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.

2.           Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.           Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.           Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3.           Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.           Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.           Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.           Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.           Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.           Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.           Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.           Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.           Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.           Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1.           Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.           Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions

1.           Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.

2.           Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

3.           Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.           Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.
* * * * *

PART C
OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)
Trust Instrument of Registrant as amended and restated on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(b)
By-Laws of Registrant as amended on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(c)	See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)	(1)
Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

	(2)
Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(3)
Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

	(4)
Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

	(5)
Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

	(6)
Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

	(7)
Amended an Restated Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

	(8)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(9)
Sub-Advisory Agreements between Absolute Investment Advisers, LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(10)
Sub-Advisory Agreement between Absolute Investment Advisers LLC and Semaphore Management LLC dated March 12, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026).

	(11)
Amended and restated Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 258 via EDGAR on September 28, 2009, accession number 0000315774-09-000096).

	(12)
Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

	(13)
Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

	(14)
Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 244 via EDGAR on December 17, 2008 accession number 0001193125-08-255185).

	(15)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 217 via EDGAR on September 28, 2007, accession number 0001193125-07-210050).

	(16)
Sub-Advisory Agreement between Liberty Street Advisors, LLC and Horizon Asset Management, Inc. regarding Liberty Street Horizon Fund (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(17)
Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

	(18)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(19)
Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

	(20)
Investment Advisory Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).

	(21)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated September 30, 2008 with respect to Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 242 via EDGAR in October 15, 2008, accession number 0001193125-08-211081).

	(22)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Green Eagle Capital LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(23)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Kingstown Capital Management L.P. (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(24)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Madden Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(25)
Sub-Advisory Agreement between Brown Investment Advisory Inc. and Munder Capital Management (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(26)
Investment Advisory Agreement between Registrant and Waterville Capital, LLC dated October 8, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151.

	(27)
Advisory Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) ) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(28)	Investment Advisory Agreement between Registrant and Utendahl Capital Management, LP is filed herewith.

	(29)	Subadvisory Agreement between Utendahl Capital Management, LP and Pacific Investment Management Company LLC is filed herewith.

(e)	(1)
Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(2)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(2)(A)
Amended Appendix to Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(2)(A) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(f)	None.

(g)	(1)
Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

	(2)
Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

	(2)(A)
Amended Appendix to Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(2)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(3)
Custodian Agreement between Registrant and Union Bank, N.A., dated July 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

(h)	(1)
Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(2)
Amendment to Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026).

	(3)
Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(4)
Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(5)
Shareholder Service Plan of Registrant dated September 22, 2005 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

	(6)
Contractual Expense Limitation Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 23, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 248 via Edgar on February 26, 2009, accession number 0001193125-09-039031).

	(7)
Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(8)
Expense Limitation Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(8) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

	(9)
Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as Exhibit (h)(13) in post effective amendment No. 235 via EDGAR on July 25, 2008, accession number 0001193125-08-158164).

	(9)(A)
Amended Appendix to Compliance Services Agreement between Registrant and Atlantic Fund Administration, (Exhibit incorporated by reference as filed as Exhibit (h)(9)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(10)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC dated June 25, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(11) )  in post-effective amendment No. 254via EDGAR on July 30, 2009, accession number 0001193125-09-159494).

	(11)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC dated July 24, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(12)  in post-effective amendment No. 254 via EDGAR on  July 30, 2009, accession number 0001193125-09-159494).

	(12)
Expense Limitation Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(13)
Letter of Agreement between Registrant and RDK Strategies, LLC regarding Brown Advisory International Fund (Exhibit incorporated by reference as Exhibit (h)(22) in post-effective amendment No. 217 via Edgar on September 28, 2007 accession number 0001193125-07-210050).

	(14)
Expense Limitation Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund dated April 30, 2009 regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(15)
Expense Limitation Agreement between Registrant and Brown Investment Advisory, Inc. regarding the Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(16)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding the Absolute Opporunities Fund (Exhibit incorporated by reference as Exhibit (h)(23) in post-effective amendment No. 241 via EDGAR on October 1, 2008, accession number 0001193125-08-204655).

	(17)
Expense Limitation Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 268 via EDGAR on January 28, 2010  (accession number 0000315774-10-000011).

	(18)
Expense Limitation Agreement between Registrant and Grisanti Brown & Partners LLC (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 268 via EDGAR on January 28, 2010, accession number 0000315774-10-000011).

	(19)
Expense Limitation Agreement between Registrant and Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22)post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151).

	(20)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(21)
Expense Limitation Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(22)	Expense Limitation Agreement between Registrant and Utendahl Capital Management, LP regarding the UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund is filed herewith.

(i)		Opinion and consent of Counsel is filed herewith.

(j)		Consent of BBD, LLP filed herewith.

(k)		None.

(l)
Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as  Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)	(1)
Rule 12b-1 Plan dated February 17, 2006 adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, Lou Holland Growth Fund, Merk Hard Currency Fund, Merk Asian Currency Fund, Grisanti Brown Value Fund, The BeeHive Fund and Waterville Large Cap Value Fund is (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(n)	(1)
Amended and restated Rule 18f-3 Plan dated June 24, 2009 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Core International Fund, Brown Advisory Flexible Value Fund,  Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund,  Brown Advisory Maryland Bond Fund, Brown Advisory Opportunity Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Value Equity Fund,  Golden Large Cap Core Fund, Golden Small Cap Core Fund, Grisanti Brown Value Fund, Lou Holland Growth Fund, Merk Hard Currency Fund and Merk Asian Currency Fund, Merk Absolute Return Currency Fund and Waterville Large Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(1) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(p)	(1)
Code of Ethics adopted by Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 253 via EDGAR on July 29, 2009, accession number 0000315774-09-000063).

	(2)
Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

	(3)
Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(4)
Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(5)
Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(6)
Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(7)
Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(8)
Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043).

	(9)
Code of Ethics adopted by AH Lisanti Capital Growth, (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(10)
Code of Ethics adopted by Citi Fund Services, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(10) ) in post-effective amendment No. 254 via EDGAR on July 30, 2009, accession number 0001193125-09-159494).

	(11)	Code of Ethics adopted by Auxier Asset Management LLC is filed herewith.

	(12)
Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(13)
Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(14)
Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(15)
Code of Ethics adopted by Contravisory Investment Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(16)
Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(17)
Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(18)
Code of Ethics adopted by MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(19)
Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

	(20)
Code of Ethics adopted by Semaphore Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(20) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(21)
Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(22)
Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(23)
Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(24)
Code of Ethics adopted by Grisanti Brown & Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(25)
Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(26)	Code of Ethics adopted by Mohican Financial Management, LLC is filed herewith.

	(27)
Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(28)
Code of Ethics adopted by GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(29)
Code of Ethics adopted by Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 263 via EDGAR on November 30, 2009, accession number 0000315774-09-000178).

	(30)
Code of Ethics adopted by Green Eagle Capital LLC (Exhibit is incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(31)
Code of Ethics adopted by Kingstown Capital Partners LLC (Exhibit is incorporated by reference as Exhibit (p)(37) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(32)
Code of Ethics adopted by Madden Asset Management (Exhibit is incorporated by reference as Exhibit (p)(38) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(33)
Code of Ethics adopted by Twin Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(34)
Code of Ethics adopted by Holland Capital LLC (Exhibit incorporated by reference as filed herewith as Exhibit (p)(34) in post-effective amendment No. 266 via IDEA on December 23, 2009, accession number 0000315774-09-000232).

	(35)
Code of Ethics adopted by Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 272 via EDGAR on February 26, 2010, accession number 0000315774-10-000052).

	(36)	Code of Ethics adopted by Utendahl Capital Management, LP is filed herewith.

	(37)	Code of Ethics adopted by Pacific Investment Management Company LLC is filed herewith.

Other Exhibits:

(A)
Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits(A) in post-effective amendment No. 232 via EDGAR on June 6, 2008 accession number 0001193125-08-129746).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.

ITEM 30.	INDEMNIFICATION
In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

“10.02. INDEMNIFICATION

(a)  Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that Covered Person’s action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder’s heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and Beck, Mack & Oliver, LLC includes language similar to the following:

“SECTION 3. STANDARD OF CARE.

(a) The Trust shall expect, and the Adviser shall give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable for error of judgment or mistake of law or for any loss incurred by the Trust or any Fund in connection with matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

“SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Merk Investments, LLC; Polaris Capital Management, Inc.; Grisanti Brown & Partners, LLC; provide similarly as follows:

“SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

“(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor (“Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.”

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	AH Lisanti Capital Growth, LLC

The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mary Lisanti	President	AH Lisanti
John Adams	Chairman	AH Lisanti, Canaccord Adams Inc.
Kevin Dunn	Director	AH Lisanti, Canaccord Adams Inc.

(b)	Beck, Mack & Oliver LLC

The following chart reflects the directors and officers of Beck Mack & Oliver, including their business connections of a substantial nature. The address of BM&O is 360 Madison Ave., New York, NY 10017.

Name	Title	Business Connection
Peter A. Vlachos	Manager Director	BM&O
David E. Rappa	Member	BM&O
Zoe A. Vlachos		BM&O
Robert C. Beck	Senior Member	BM&O
Gerald M. Sedam, II	Member	BM&O
Robert J. Campbell	Member	BM&O
Walter K. Giles	Member	BM&O
Gilbert H. Dunham, Jr.	Member and Chief Compliance Officer	BM&O
Lyman Delano	Member	BM&O
Zachary A. Wydra	Member	BM&O

(c)	Auxier Asset Management LLC

The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5285 S.W. Meadows Road, Suite 333, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
J. Jeffrey Auxier	Chief Executive Officer	Auxier
Lillian Walker	Chief Compliance Officer	Auxier

(d)	Brown Investment Advisory Incorporated

The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Michael D. Hankin	President & Director	Brown; ABIM
	Director and Chief Executive Officer, Trustee	Brown Investment Advisory and Trust Company
	Director, President and Chief Executive Officer	Brown Advisory Holdings, Incorporated
David M. Churchill	Treasurer & Director	Brown; ABIM
	Treasurer and Chief Financial Officer	Brown Investment Advisory and Trust Company
	Treasurer and Chief Financial Officer	Brown Advisory Holdings, Incorporated
Patrick J. Ventura	Chief Compliance Officer	Brown; ABIM

(e)	D.F. Dent and Company, Inc.

The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel F. Dent	President and Treasurer	D.F. Dent
Thomas F. O’Neil	Vice President and Secretary	D.F. Dent
Linda W. McCleary	Vice President	D.F. Dent
Matt F. Dent	Vice President	D.F. Dent
Michael M. Morrill	Vice President	D.F. Dent
Gary D. Mitchell	Vice President	D.F. Dent

(f)	Golden Capital Management, LLC

The following chart reflects the officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 400, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Greg W. Golden	Chief Executive Officer and President	Golden Capital Management
Jeff C. Moser	Chief Operating Officer	Golden Capital Management
Jonathan W. Cangalosi	Managing Director of Sales and Client Service	Golden Capital Management
Lynette W. Alexander	Managing Director of Operations	Golden Capital Management
Robert B. Carroll	General Counsel and Chief Compliance Officer	Golden Capital Management
Fred H. Karimian	Director of Quantitative Research	Golden Capital Management

(g)	H.M. Payson & Co.

The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name	Title	Business Connection
John C. Downing	Managing Director, Treasurer, Chief Compliance Officer	H.M. Payson & Co.
Thomas M. Pierce	Managing Director	H.M. Payson & Co.
Peter E. Robbins	Managing Director, Chief Investment Officer	H.M. Payson & Co.
John H. Walker	Managing Director, Chairman of the Board	H.M. Payson & Co.
Teresa M. Esposito	Managing Director, Chief Operations Officer, Chief Financial Officer	H.M. Payson & Co.
John C. Knox	Managing Director	H.M. Payson & Co.
Michael R. Currie	Managing Director, President	H.M. Payson & Co.
William N. Weickert	Managing Director, Director of Research & Secretary	H.M. Payson & Co.
John S. Belivea	Managing Director	H.M. Payson & Co.
Joel S. Harri	Managing Director	H.M. Payson & Co.

(h)	King Investment Advisors, Inc.

The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Roger E. King	Chairman and President	King
John R. Servis	Director Owner, Commercial Real Estate	King, John R. Servis Properties 626 Wilcrest Dr. Houston, TX 77024
Pat H. Swanson	Chief Compliance Officer	King
Jane D. Lightfoot	Secretary/Treasurer	King

(i)	Munder Capital Management

The following chart reflects the directors and principal executive officers of Munder, including their business connections, which are of a substantial nature. The address of Munder is 480 Pierce Street, Birmingham, Michigan 48009 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
James S.Adams	Chief Executive Officer and Chief Investment Officer	Munder
Peter K. Hoglund	Managing Director and Chief Administrative Officer	Munder
Anne K. Kennedy	Managing Director	Munder
Peter G. Root	Managing Director and Chief Investment Officer	Munder
Stephen J. Shenkenberg	Managing Director, General Counsel, Chief Compliance Officer and Secretary	Munder
Sharon E. Fayolle	Managing Director	Munder
Beth A. Obear	Managing Director	Munder
James V. Fitzgerald	Managing Director	Munder
Tony Y. Dong	Managing Director	Munder
Munder Capital Holdings, LLC	General Partner	Munder
Munder Capital Holdings II, LLC	General Partner	Munder

(j)	Polaris Capital Management, Inc.

The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bernard R. Horn, Jr.	President, Portfolio Manager	Polaris
Edward E. Wendell, Jr.	Treasurer President	Polaris Boston Investor Services, Inc.

(k)	Grisanti Brown & Partners, LLC

The following chart reflects the directors and officers of Grisanti Brown & Partners, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Vance C. Brown	Principal	Grisanti Brown & Partners
Christopher C. Grisanti	Principal	Grisanti Brown & Partners

(l)	GMB Capital Management, LLC

The following chart reflects the directors and officers of GMB Capital Management LLC, including their business connections, which are of a substantial nature. The address of GMB is 225 Franklin Street, 26th Floor, Boston, MA 02110 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Gabriel R. Bitran	Managing Member	GMB; Sloan Fellows Professor MIT Sloan School of Management 50 Memorial Drive, Cambridge, MA 02142

(m)	Absolute Investment Advisers, LLC

The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 350 Lincoln Street, Suite 216, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Anthony R. Bosch	Principal	Absolute
Brian D. Hlidek	Principal	Absolute
James P. Compson	Principal	Absolute
Christian E. Aymond	Principal	Absolute
Alexander H. Petro	Principal	Absolute
Christopher A. Ward	Principal	Absolute
Fort Hill Capital Management	Direct Owner	Absolute

(n)	Aronson+Johnson+Ortiz, LP

The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Theodore R. Aronson	Managing Principal; Limited Partner	AJO
Martha E. Ortiz	Principal; Limited Partner	AJO
Kevin M. Johnson	Principal; Limited Partner	AJO
Paul E. Dodge	Principal; Limited Partner	AJO
Stefani Cranston	Principal; Limited Partner	AJO
Gina Maria N. Moore	Principal; Limited Partner	AJO
Stuart P. Kaye	Principal; Limited Partner	AJO. Prior to joining AJO in 2008, Mr. Kaye was head of research in the U.S. Structured Products Group at Invesco.
Gregory J. Rogers	Principal; Limited Partner	AJO
Aronson+Johnson+Ortiz, LLC	General Partner	AJO
Joseph F. Dietrick	Principal; Limited Partner; Chief Compliance Officer	AJO
Douglas D. Dixon	Principal; Limited Partner	AJO
R. Brian Wenzinger	Principal; Limited Partner	AJO
Christopher J. Whitehead	Principal; Limited Partner	AJO

(o)	Bernzott Capital Advisors

The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Kevin Bernzott	Chairman; CEO;	Bernzott
Peter F. Banks	President; Chief Investment Officer	Bernzott
Dale A. Eucker	Director	Bernzott
Scott T. Larson	Director	Bernzott
Priscilla A. Simon	Chief Financial Officer	Bernzott
Denelle Rutherford	Director	Bernzott
Thomas A. Derse	Director	Bernzott
Madeline Rhods	Director	Bernzott
Bernzott Capital Advisors Profit Sharing Plan	Shareholder	Bernzott
Hans Walsh	Director; Vice President; Chief Operating Officer; Chief Compliance Officer	Bernzott
Marilyn Bernzott	Owner	Bernzott

(p)	Contravisory Investment Management Corp.

The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
George E. Noonan, Jr.	Chairman	Contravisory
William M. Noonan	President & Chief Executive Officer	Contravisory
Philip A. Noonan	Chief Operating Officer	Contravisory

(q)	Horizon Asset Management, Inc.

The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Denise M. Kashey	Director	Horizon
Steven Bregman	Director; President & Chief Operations Officer	Horizon
Mark Wszolek	Chief Compliance Officer	Horizon
Peter Doyle	Director; Vice President;	Horizon
Thomas C. Ewing	Director	Horizon
Andrew M. Fishman	Chief Compliance Officer; General Counsel & Secretary	Horizon
John Meditz	Vice Chairman; Director	Horizon
Murray Stahl	Chairman; Treasurer & Chief Executive Officer	Horizon

(r)	Kinetics Asset Management, Inc.

The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 555 Taxter Road, Suite 175, Elmsford, New York 10523 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bruce P. Abel	Director; Secretary	Kinetics
Lawrence P. Doyle	Chairman	Kinetics
Peter Doyle	President; CEO; Director; Chief Investment Strategist	Kinetics
Andrew M. Fishman	Chief Compliance Officer & Assistant Secretary	Kinetics
Leonid Polyakov	Director; CFO	Kinetics
James G. Doyle	Of Counsel	Kinetics
Jay Kesslen	General Counsel	Kinetics
Frank Costa	Shareholder	Kinetics
Kinetics Voting Trust	Trust is Shareholder	Kinetics
Susan C. Conway	Shareholder	Kinetics
Karen & Larry Doyle Irrevocable Trust	Shareholder	Kinetics
Karen Doyle Trust	Shareholder	Kinetics
Lawrence Doyle Trust	Shareholder	Kinetics

(s)	MetWest Asset Management, LLC (MetWest)

The following chart reflects the directors and officers of MetWest, including their business connections, which are of a substantial nature. The address of MetWest is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Tad Rivelle	Chief Investment Officer	MetWest
David B. Lippman	Chief Executive Officer	MetWest
Laird R. Landmann	President	MetWest
Scott B. Dubchansky	Managing Director	MetWest
Bryan Whalen	Managing Director	MetWest
Mitchell Flack	Managing Director	MetWest
Stephen M. Kane	Generalist Portfolio Manager	MetWest
Joseph D. Hattesohl	Chief Financial Officer	MetWest
Anthony C. Scibelli	Director of Marketing	MetWest
Patrick A. Moore	Director of Client Service	MetWest
Keith T. Kirk	Chief Compliance Officer	MetWest
George Ristic	Chief Technology Officer	MetWest
Cal Rivelle	Chief Operating Officer	MetWest
MWAM Holdings, LLC	Member	MetWest

(t)	SSI Investment Management, Inc.

The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 9440 Santa Monica Blvd., 8th Floor, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
John D. Gottfurcht	President	SSI
Amy J. Gottfurcht	Chairman; CEO; Secretary	SSI
George M. Douglas	Vice President; Chief Investment Officer	SSI
Syed F. Mehdi	CCO; Vice President; Human Resources	SSI

(u)	TWIN Capital Management, Inc.

The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Geoffrey Gerber	President; CIO	TWIN
James D. Drake	Controller; Chief Compliance Officer	TWIN
Christopher Erfort	Senior Vice President, Portfolio Management	TWIN
James Hough	Senior Vice President, Quantitative Systems	TWIN

(v)	Yacktman Asset Management Co.

The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Donald A. Yacktman	President & Treasurer	Yacktman
Ronald W. Ball	Senior Vice President	Yacktman
Stephen A. Yacktman	Senior Vice President & Secretary	Yacktman
Jason Subotky	Vice President	Yacktman
Russell Wilkins	Vice President	Yacktman
Kent Arnett	Vice President & Chief Compliance Officer

(w)	Kovitz Investment Group, LLC

The following chart reflects the directors and officers of Kovitz, including their business connections, which are of a substantial nature. The address of Kovitz is 222 West Adams Street, Suite 2160, Chicago, Illinois 60606 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mitchell A. Kovitz	Chief Executive Officer	Kovitz
Jonathan A. Shapiro	Chief Financial Officer	Kovitz
Marc S. Brenner	President, Chief Legal Officer and Chief Compliance Officer	Kovitz
Bruce A. Weininger	Vice President	Kovitz
Harold (Skip) Gianopulos, Jr.	Managing Director	Kovitz
Edward W. Edens	Director-Client Services	Kovitz
Richard P. Salerno	Director-Fixed Income	Kovitz

(x)	Mohican Financial Management, LLC
The following chart reflects the directors and officers of Mohican, including their business connections, which are of a substantial nature. The address of Mohican is 21 Railroad Avenue, Suite 35, Cooperstown, New York 13326 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Eric C. Hage	Managing Member, Chief Executive Officer & Chief Investment Officer	Mohican
Daniel C. Hage	Chief Operating Officer and Senior Trader	Mohican

(y)	Merk Investments, LLC (“Merk”)

The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue #455, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Axel Merk	President	Merk Investments LLC
Hanna Tikkanen Merk	Vice President	Merk Investments LLC
Kimberly Schuster	Director of Finance	Merk Investments LLC
Deborah Goldberg	Chief Compliance Officer	Merk Investments LLC

(z)	Spears Abacus Advisors, LLC

The following chart reflects the directors and officers of Spears Abacus Advisors LLC (“Spears Abacus”), including their business connections, which are of a substantial nature. The address of Spears Abacus is 147 E. 48th Street, New York, NY 10017, and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
William G. Spears	Chief Executive Officer; Principal Financial Officer; Managing Partner	Spears Abacus; Spears, Grisanti & Brown, 2001-2006
Robert M. Raich	President	Spears Abacus; Abacus & Associates
Frank A. Weil	Partner; Chairman	Spears Abacus; Abacus & Associates

(aa)	Green Eagle Capital LLC

The following chart reflects the directors and officers of Green Eagle Capital LLC, including their business connections, which are of a substantial nature. The address of Green Eagle Capital LLC is 250 East Illinois Road, Suite 200, Lake Forest, IL 60045 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel Sperrazza	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.
Glenn Migliozzi	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.

(bb)	Madden Asset Management, LLC

The following chart reflects the directors and officers of Madden Asset Management, LLC, including their business connections, which are of a substantial nature. The address of Madden Asset Management, LLC is One International Place, 24th Floor, Boston, MA 02110 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Rob Madden	Managing Member	Madden Asset Management, LLC
Scott Madden	COO	Madden Asset Management, LLC

(cc)	Kingstown Capital Management, LP

The following chart reflects the directors and officers of Kingstown Capital Management, LP, including their business connections, which are of a substantial nature. The address of Kingstown Capital Management, LP, is 1270 Broadway, Suite 1009, New York, NY 10001 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Michael Blitzer	Managing Partner	Also Managing Partner of Kingstown Partners, LP
Guy Shanon	Managing Partner	Also Managing Partner of Kingstown Partners, LP

(dd)	Cardinal Capital Management, LLC

The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Amy K. Minella	Managing Partner	Cardinal
Eugene Fox	Managing Director	Cardinal
Robert B. Kirkpatrick	Managing Director	Cardinal
Thomas J. Spelman	Managing Director/Chief Financial Officer/Chief Compliance Officer	Cardinal

(ee)	Semaphore Management LLC

The following chart reflects the directors and officers of Semaphore Management LLC, including their business connections, which are of a substantial nature. The address of Semaphore Management LLC is 320 Park Avenue, 10th Floor, New York, New York 10022 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Paul J. Carpenter	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Hoyt Ammidon, III	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Robert C. Penberth	Chief Financial Officer and Chief Compliance	Semaphore Management LLC

(ff)	Holland Capital Management LLC

The following chart reflects the directors and officers of Holland Capital Management LLC, including their business connections, which are of a substantial nature.  The address of Holland Capital Management LLC is One North Wacker Drive, Suite 700, Chicago, Illinois, 60606 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Louis A. Holland	Retired Founder; Former Founding Partner, Investment Strategist, Chief Investment Officer, Managing Partner	None
Catherine E. Lavery	Managing Director and Chief Administrative Officer; Former Managing Partner	None
Monica L. Walker, CPA	President, Chief Investment Officer – Equity; Former Managing Director, Managing Partner and Portfolio Manager	None
Laura J. Janus, CFA	Managing Director, Chief Investment Officer – Fixed Income; Former Managing Partner and Portfolio Manager	None
Susan M. Chamberlain	Chief Compliance Officer	None

(gg)	Waterville Capital, LLC

The following chart reflects the directors and officers of Waterville Capital, LLC, including their business connections, which are of a substantial nature.  The address of Waterville Capital, LLC, is Radnor Court, Suite 140, 259 Radnor-Chester Road, Radnor, PA 19087 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Other Business Connection
Francis Bonner	Managing Member	None
Joseph Delaney	Managing Member, Chief Compliance Officer	None

(hh)Utendahl Capital Management, LP
The following chart reflects the directors and officers of Utendahl Capital Management, LP, including their business connections, which are of a substantial nature.  The address of Utendahl Capital Management, LP is 30 Broad Street, 21st Floor, New York, NY 10004 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Penny Zuckerwise	Chief Executive Officer	Utendahl Capital Management, LP
	Director	Lebenthal Funds Inc.
	Director	Boston Advisors
	Managing Partner	Boldcap Ventures
	Managing Member	Wiserock, LLC
Jo Ann Corkran	Chief Investment Officer	Utendahl Capital Management, LP
Gregory Parsons	Chief Operating Officer	Utendahl Capital Management, LP
	Managing Member (1998-1999)	CP Capital Partners
Thomas Mandel	Managing Director	Utendahl Capital Management, LP

(ii)   Pacific Investment Management Company LLC
The following chart reflects the directors and officers of Pacific Investment Management Company LLC, including their business connections, which are of a substantial nature.  The address of Pacific Investment Management Company LLC, is 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Adatia, Tina	Vice President	PIMCO
Afrasiabi, Mark S.	Senior Vice President	PIMCO
Agredano, Carlos	Vice President	PIMCO
Akerberg, Oskar	Vice President	PIMCO
Allamanis, Georgios	Vice President	PIMCO
Althof, Michael	Vice President	PIMCO
Amey, Mike	Executive Vice President	PIMCO and PIMCO Europe Limited
Ananthanarayanan, Mangala V.	Vice President	PIMCO
Anctil, Stacie D.	Senior Vice President Assistant Treasurer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust
Anderson, Joshua M.	Executive Vice President	PIMCO
Andrews, David S.	Executive Vice President	PIMCO
Anochie, Kwame A.	Vice President	PIMCO
Arnold, Tammie J.	Managing Director	PIMCO
Arora, Amit	Senior Vice President	PIMCO, Formerly, Executive Director, J.P. Morgan
Avancini, Joerg	Vice President	PIMCO
Baker, Brian P.	Managing Director	PIMCO
Balls, Andrew Thomas	Executive Vice President	PIMCO
Bansal, Sharad	Vice President	PIMCO
Barnes, Donna E.	Vice President	PIMCO
Beard, Christopher	Vice President	PIMCO
Beaumont, Stephen B.	Executive Vice President	PIMCO
Beck, Lee Davison	Senior Vice President	PIMCO, Formerly, Senior Vice President, Allianz Global Investors Distributors
Benson, Sandra M.	Vice President	PIMCO
Benz II, William R.	Managing Director	PIMCO
Ben-Zvi, Kfir	Vice President	PIMCO
Berman, Scott	Senior Vice President	PIMCO. Formerly, Vice President, JPMorgan Chase Proprietary Positioning Business.
Berndt, Andreas	Senior Vice President	PIMCO
Bertolo, Matteo	Vice President	PIMCO
Bhansali, Vineer	Managing Director	PIMCO
Bierman, Dave H.	Vice President	PIMCO
Bishop, Gregory A.	Executive Vice President	PIMCO
Blair, David James	Senior Vice President	PIMCO
Blau, Volker	Executive Vice President	PIMCO
Blomenkamp, Felix	Senior Vice President	PIMCO
Blute, Ryan Patrick	Senior Vice President	PIMCO
Bodereau, Philippe	Executive Vice President	PIMCO
Boehm, Timo	Vice President	PIMCO
Bolton, Laurence Edwin	Vice President	PIMCO. Formerly, Senior Associate, Dechert LLP
Bosomworth, Andrew	Executive Vice President	PIMCO
Boyd, C. Robert	Vice President	PIMCO
Brandl, Michael	Vice President	PIMCO
Braun, David L.	Senior Vice President, PIMCO	PIMCO. Formerly, Executive Vice President and Chief Risk Officer, The Hartford-Hartford Investment Management Co.
Brenner, Matthew H.	Vice President	PIMCO
Bridwell, Jennifer S	Executive Vice President	PIMCO
Brittain, WH Bruce	Executive Vice President	PIMCO
Broadwater, Kevin M.	Senior Vice President	PIMCO
Brons, Jelle	Vice President, PIMCO.	PIMCO
Brown, Erik C.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Brune, Christopher P.	Vice President	PIMCO
Bui, Giang H.	Senior Vice President	PIMCO
Burdian, Michael R.	Vice President	PIMCO
Burns, Michael A.	Senior Vice President	PIMCO and PIMCO Europe Limited
Burns, Robert	Vice President	PIMCO
Byer, Jeffrey A.	Vice President	PIMCO
Callin, Sabrina C.	Executive Vice President Vice President	PIMCO StocksPLUS Management, Inc.
Caltagirone, Christopher	Vice President	PIMCO
Cantrill, Elizabeth D.	Vice President	PIMCO
Carnachan, Robert Scott	Senior Vice President	PIMCO and PIMCO Asia PTE Limited
Cavalieri, John R.	Senior Vice President	PIMCO
Chen, Wing-Harn	Vice President	PIMCO
Cheng, Audrey	Vice President	PIMCO. Formerly, Associate, Morrison & Foerster, LLP
Chin, Tracy	Vice President	PIMCO and PIMCO Asia PTE Limited.
Chipp, William	Vice President	PIMCO
Chopra, Amit	Vice President	PIMCO
Clarida, Richard H	Executive Vice President	PIMCO
Clark, Raymond Matthew	Vice President	PIMCO
Clarke, James Robert	Vice President	PIMCO
Colasuonno, Richard T.	Vice President	PIMCO
Colter Jr., Eugene M.	Senior Vice President	PIMCO. Formerly, Editorial Director, Peppercorn.
Conseil, Cyrille R.	Executive Vice President	PIMCO
Cooke, Anthony H.	Vice President	PIMCO
Cornelius, Darryl P.	Vice President	PIMCO
Cortes Gonzalez, Ana	Vice President	PIMCO. Formerly, Portfolio Manager, Commerzbank AG.
Crescenzi, Anthony	Senior Vice President	PIMCO. Formerly, Chief Bond Market Strategist, Partner and Chairman, Miller Tabak Asset Management.
Cressy, Jonathan B.	Senior Vice President	PIMCO
Cumby III, William S.	Vice President	PIMCO. Formerly, Trader, CMBS Capital Markets Desk.
Cummings, John B.	Executive Vice President	PIMCO
Cupps, Wendy W.	Managing Director, PIMCO.	PIMCO
Dada, Suhail H.	Executive Vice President	PIMCO
Dahlhoff, Juergen	Vice President	PIMCO
Damodaran, Kumaran	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Danielsen, Birgitte	Vice President	PIMCO
Darling, James	Senior Vice President	PIMCO. Formerly, Vice President, Desjardins Securities Inc.
Das, Aniruddha	Vice President	PIMCO
David, Evan A.	Vice President	PIMCO
Dawson, Craig A.	Managing Director	PIMCO
De Bellis, Mary	Vice President	PIMCO
De Leon, William	Executive Vice President	PIMCO
De Lorenzo, Nicola A.	Vice President	PIMCO
Devlin, Edward	Executive Vice President	PIMCO
Dialynas, Chris P.	Managing Director	PIMCO
Dilek, Burcin	Vice President	PIMCO
Dittrich, Hanno	Vice President	PIMCO. Formerly, Vice President, DWS Holdings & Service GmbH.
Fisher, Marcellus M.	Senior Vice President	PIMCO
Flattum, David C.	Managing Director, General Counsel Chief Legal Officer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Forsyth, Andrew C.	Vice President	PIMCO
Fournier, Joseph A.	Executive Vice President	PIMCO
Fowler, Ellen	Vice President	PIMCO
Foxall, Julian	Senior Vice President	PIMCO
Frisch, Ursula T.	Senior Vice President	PIMCO
Froehlich, Frank	Vice President.	PIMCO
Fuhrmann, Dorothee J.	Executive Vice President	PIMCO. Formerly, Managing Director, Lehman Brothers International.
Fulford III, Richard F.	Executive Vice President	PIMCO
Furusho, Hiroaki	Vice President	PIMCO
Galli, Leandro J.	Vice President	PIMCO
Gandolfi, Alessandro	Senior Vice President, PIMCO.	PIMCO. Formerly, Director, Sanpaolo IMI Group.
Garbuzov, Yuri P.	Senior Vice President	PIMCO
Garnett, Andrew	Vice President	PIMCO. Formerly, Director, UBS Global Asset Management (UK) Limited).
Getter, Christopher T.	Senior Vice President	PIMCO. Formerly, Emerging Market Debt Research Analyst, Fidelity Management & Research Co.
Gibson, Thomas C.	Vice President	PIMCO
Gingrich, Robert M.	Vice President, PIMCO.	PIMCO
Giurlani, Gian Luca	Senior Vice President	PIMCO. Formerly, Managing Director, Crosby Forsyth.
Gleason, G. Steven	Executive Vice President	PIMCO
Gomez, Michael A.	Executive Vice President	PIMCO
Gould, Linda J	Vice President	PIMCO
Grabar, Gregory S.	Senior Vice President	PIMCO
Grady, Myrrha H.	Vice President	PIMCO
Graham, Stuart T.	Senior Vice President	PIMCO. Formerly, Vice President & Managing Director, MFC Global Investment Management.
Graves, Zoya S.	Vice President	PIMCO
Greer, Robert J.	Executive Vice President	PIMCO
Griffiths, John	Senior Vice President	PIMCO. Formerly, Head of Pension Fund Development, Santander Global Banking & Markets.
Gross, Jared B.	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member Director Senior Vice President	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Gruben, Kristin L.	Vice President	PIMCO
Grzesik, Marco	Vice President	PIMCO
Gu, Haidi	Vice President, PIMCO.	PIMCO
Gupta, Sachin	Senior Vice President, PIMCO.	PIMCO
Gupta, Shailesh	Senior Vice President, PIMCO.	PIMCO
Haaf, Tim	Vice President, PIMCO.	PIMCO
Hagmeier, William Robert	Vice President	PIMCO. Formerly, Vice President, Advantus Capital Management.
Hally, Gordon C.	Executive Vice President	PIMCO
Hardaway, John P.	Executive Vice President Vice President Treasurer	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and President Trustee, Chairman and President Director	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust. PIMCO Luxembourg S.A. and PIMCO Luxembourg II.
Harumi, Kazunori	Executive Vice President	PIMCO
Hastings, Arthur J.	Senior Vice President Vice President	PIMCO StocksPLUS Management Inc.
Hauschild, Matthew R.	Vice President	PIMCO
Hayes, Ray C.	Senior Vice President	PIMCO
Heimann, Ilan	Senior Vice President	PIMCO
Helsing, Jeffrey	Senior Vice President	PIMCO
Heravi, Kaveh C.	Vice President	PIMCO
Herlan, Hans Joerg	Vice President, PIMCO.	PIMCO
Hockswender, Thomas R.	Vice President	PIMCO. Formerly, Executive Director, JPMorgan.
Hodge, Douglas M.	Managing Director	PIMCO
Hofmann, Richard P.E.	Senior Vice President	PIMCO. Formerly, Analyst, Creditsights, Inc.
Holden, Brent L.	Managing Director	PIMCO
Holloway Jr., Dwight F.	Executive Vice President	PIMCO
Horne, Jonathan L.	Senior Vice President	PIMCO
Hsiang, Hwa-Ming	Vice President	PIMCO
Hu, Gang	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank.
Huerta, Maryam	Vice President	PIMCO
Hyman, Daniel Herbert	Senior Vice President	PIMCO. Formerly, Vice President, Credit Suisse.
Ing, Terrence	Vice President	PIMCO. Formerly, Senior Research Analyst, Wells Fargo Securities Investment Group.
Ivascyn, Daniel J.	Managing Director	PIMCO
Jacobs IV, Lew W.	Managing Director	PIMCO
Jacobs, Brian H.	Vice President	PIMCO
Jann, Juergen	Senior Vice President	PIMCO
Johnson, Eric D	Vice President	PIMCO
Johnson, Kelly	Vice President	PIMCO
Johnson, Nicholas, J.	Senior Vice President	PIMCO
Jones, Jeff	Vice President	PIMCO. Formerly, Head of Leadership Assessment & Development Group, HSBC Holding PLC
Jones, Steven L.	Vice President	PIMCO, StocksPLUS Management Inc.
Jordan, Daniel V.	Vice President	PIMCO
Kakuchi, Tadashi	Vice President	PIMCO
Karpov, Natalie	Vice President	PIMCO
Katz, Ulrich	Senior Vice President	PIMCO
Kavafyan, Constance	Vice President	PIMCO
Keck, Andreas	Senior Vice President	PIMCO
Kellerhals, Philipp	Vice President	PIMCO
Kelly, Benjamin Marcus	Senior Vice President	PIMCO
Kersman, Alec	Vice President	PIMCO
Kezelman, Jason M	Vice President	PIMCO
Kiesel, Mark R.	Executive Vice President	PIMCO
Kim, Aaron	Vice President	PIMCO. Formerly, Executive Director and Counsel, JPMorgan Chase Bank, N.A.
Kim, Lisa	Vice President	PIMCO
King Jr., John Stephen	Senior Vice President Vice President, Senior Counsel, and Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
King, Stephanie Lorraine	Executive Vice President	PIMCO
Kingston, Rafer A.	Vice President	PIMCO
Kirkbaumer, Steven P.	Senior Vice President	PIMCO
Kirkowski, John J.	Vice President	PIMCO
Kishimoto, Yayoi	Vice President	PIMCO
Klug, Harald	Vice President	PIMCO
Komatsu, Hugo	Vice President	PIMCO
Komatsu, Mitsuaki	Senior Vice President	PIMCO
Korinke, Kimberley Grace	Senior Vice President	PIMCO
Korinke, Ryan P.	Senior Vice President	PIMCO
Kressin, Thomas	Senior Vice President	PIMCO
Kuhner, Kevin D.	Senior Vice President	PIMCO
Kumar, Mukund	Vice President	PIMCO
Lachhammer, Stefan	Vice President	PIMCO
Lackey, Warren M.	Senior Vice President	PIMCO
Lang, Eddie	Vice President	PIMCO
Lange, Thomas	Vice President	PIMCO
Larsen, Henrik P.	Senior Vice President Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
LeBrun Jr., Richard R.	Senior Vice President Assistant Secretary	PIMCO StocksPLUS Management, Inc.
Lee, Alvin Lip Sin	Vice President	PIMCO
Lee, Robert Ru-Bor	Vice President	PIMCO
Lehavi, Yanay	Executive Vice President	PIMCO
Leong, Chon-Ian	Vice President	PIMCO
Leong, Foong C.	Vice President	PIMCO
Lettich, Bruno J.	Executive Vice President	PIMCO. Formerly, Managing Director, Merrill Lynch & Co.
Li, Ji	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs.
Li, Li	Vice President	PIMCO
Lian, Chia Liang	Senior Vice President	PIMCO
Lilly III, Frederick V.	Vice President	PIMCO. Formerly, Vice President, Portfolio Manager, The Bank of New York.
Linder, Astrid	Vice President	PIMCO
Linke, Gordon F.	Senior Vice President	PIMCO. Formerly, Strategic Account Manager, Barclays Global Investors.
Liwski, Michael V.	Vice President	PIMCO
Lofdahl, Christopher F.	Vice President	PIMCO
Loh, Cynthia E. Yue-Ling	Vice President	PIMCO
Loh, John J.	Senior Vice President	PIMCO
Long, Hui	Vice President	PIMCO. Formerly, Vice President, Countrywide Financial Corp.
Lopez, Joy L.	Vice President	PIMCO
Lopez, Rafael A.	Senior Vice President	PIMCO
Loriferne, Matthieu H. F.	Vice President	PIMCO
Louanges, Matthieu	Executive Vice President	PIMCO
Love, David B.	Vice President	PIMCO. Formerly, Director, Treesdale Partners, LLC.
Lowe, Erika Hayflick	Vice President	PIMCO
Lown, David C.	Managing Director	PIMCO
Ludwig, Steven	Senior Vice President	PIMCO
Mak, Richard	Senior Vice President	PIMCO
Mandy, Alain	Vice President	PIMCO. Formerly, Audit Senior Manager/Director, PricewaterhouseCoopers.
Manseau Guerdat, Chantal Marie-Helene	Vice President	PIMCO
Maoui, Idriss	Vice President	PIMCO. Formerly, Assistant Vice President, Barclays Capital.
Martel, Rene	Senior Vice President	PIMCO
Martin, Scott W.	Senior Vice President	PIMCO
Martini, Nadege	Vice President	PIMCO
Masanao, Tomoya	Executive Vice President	PIMCO
Mather, Scott A.	Managing Director	PIMCO
Mayershofer, Veronika	Vice President	PIMCO
Mazzocchi, Bettina E.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
McCann, Patrick Murphy	Vice President	PIMCO
McCarthy, Sean M.	Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers Inc.
McCray, Mark V.	Managing Director	PIMCO
McCulley, Paul A.	Managing Director	PIMCO
McDevitt, Joseph V.	Managing Director Director and Chief Executive Officer	PIMCO PIMCO Europe Limited. Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.
Mead, Robert	Executive Vice President	PIMCO
Meggers, Julie Ann	Senior Vice President	PIMCO
Merz, Frederic	Vice President	PIMCO
Metsch, Mark E.	Vice President	PIMCO
Mewbourne, Curtis A.	Managing Director	PIMCO
Meyn, Cynthia L.	Senior Vice President	PIMCO. Formerly, Managing Director, Morgan Stanley.
Micali, Carlo	Vice President	PIMCO. Formerly, Financial Analyst, Perlinski & Co.
Mierau, Kristion T.	Vice President	PIMCO
Mieth, Roland	Vice President	PIMCO. Formerly, Emerging Markets Marketer/Structurer, JPMorgan.
Miller Jr., Kendall P.	Senior Vice President	PIMCO
Miller, John M.	Executive Vice President	PIMCO
Millimet, Scott A.	Executive Vice President	PIMCO
Milo, Davida J.	Senior Vice President	PIMCO
Minaki, Haruki	Executive Vice President	PIMCO
Mitchell, Gail	Senior Vice President	PIMCO
Mittal, Mohit	Vice President	PIMCO
Moeljanto, Lanny H.	Vice President	PIMCO
Mogelof, Eric J.	Executive Vice President	PIMCO
Molloy, Carol	Vice President	PIMCO
Monson, Kristen S.	Executive Vice President	PIMCO
Moore, James F.	Executive Vice President	PIMCO
Morena, Robert	Executive Vice President	PIMCO. Formerly, Managing Director, JPMorgan Asset Management.
Morrison, John E.	Vice President	PIMCO
Moyer, Stephen G.	Senior Vice President	PIMCO. Formerly, Director, Tennenbaum Capital Partners, LLC.
Muehlethaler, Jeffrey Charles	Vice President	PIMCO. Formerly, Vice President, Deutsche Bank.
Mukherji, Raja	Senior Vice President	PIMCO. Formerly, Senior Research Analyst, Chatham Asset Management.
Mulcahy, Matthew J.	Senior Vice President	PIMCO
Murano, Yuko	Vice President	PIMCO
Murata, Alfred T.	Executive Vice President	PIMCO
Murray, John W.	Senior Vice President	PIMCO. Formerly, Vice President, JER Partners.
Nabors, Robin	Vice President	PIMCO
Nambimadom, Ramakrishnan S.	Senior Vice President	PIMCO
Nest, Matthew J.	Senior Vice President	PIMCO
Ng, Albert K.	Vice President	PIMCO
Nguyen, Tommy D.	Vice President	PIMCO
Nicholls, Steven B.	Senior Vice President	PIMCO
Nieves, Roger O.	Senior Vice President	PIMCO
Nojima, Sachiko	Vice President	PIMCO
Norris, John F.	Vice President	PIMCO
Nunziata, Cristina	Vice President	PIMCO
O’Connell, Gillian	Senior Vice President	PIMCO
Okamura, Shigeki	Senior Vice President	PIMCO
Okuma, Sachiko	Vice President	PIMCO
Okun, Eric A.	Executive Vice President	PIMCO
Olazabal, Joshua A.	Vice President	PIMCO
Oliva, Jennifer L.	Vice President	PIMCO
Ollenburger, Loren P.	Vice President	PIMCO
Ong, Arthur Y.D.	Executive Vice President, PIMCO Secretary	PIMCO StocksPLUS Management, Inc.
Ongaro, Douglas J.	Executive Vice President	PIMCO
Osborne, Simon Timothy	Senior Vice President	PIMCO
Osses, Guillermo Ariel	Executive Vice President	PIMCO. Formerly, Director, Barclays Capital.
Otterbein, Marie S.	Vice President	PIMCO
Otterbein, Thomas J.	Managing Director	PIMCO
Ozeki, Koyo	Executive Vice President	PIMCO. Formerly, Senior Advisor, Nomura Securities.
Padmanabhan, Lalantika	Vice President	PIMCO
Pagani, Lorenzo P.	Senior Vice President	PIMCO
Parikh, Bijal Y.	Vice President	PIMCO
Parikh, Saumil H.	Executive Vice President	PIMCO
Park, Jung	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear Stearns Asia Limited.
Pascutti, Michael J.	Executive Vice President	PIMCO. Formerly Founding Partner, Sandelman Partners.
Paulson, Bradley W.	Executive Vice President	PIMCO
Pejavar, Sheila M.	Vice President	PIMCO
Perez, Iohan	Vice President	PIMCO
Perez, Keith	Senior Vice President	PIMCO
Philipp, Elizabeth M.	Executive Vice President	PIMCO
Phillipson, Daniel	Senior Vice President	PIMCO
Pimentel, Rudolph	Senior Vice President	PIMCO
Pittman, David J.	Senior Vice President	PIMCO
Pont, Nicholas J.	Vice President	PIMCO
Porterfield, Mark J.	Executive Vice President	PIMCO
Posch, Brigitte	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank.
Pothalingam, Ketishwaran S.	Senior Vice President	PIMCO. Formerly, Credit Fund Manager, Threadneedle Asset Management.
Potthof, Axel	Senior Vice President	PIMCO
Powers, William C.	Managing Director	PIMCO
Price, Rosamond J.	Vice President	PIMCO
Pricer, Jesse L.	Vice President	PIMCO
Putnicki, Matthew S.	Vice President	PIMCO
Putyatin, Vladyslav	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank AG.
Qiao, Yi	Vice President	PIMCO
Qiu, Ying	Vice President	PIMCO. Formerly, Portfolio Manager, ING Investment Management.
Qu, Wendong	Senior Vice President	PIMCO
Rahari, Pierre-Yves	Vice President	PIMCO. Formerly, Senior Associate, Morgan Stanley Investment Management (Luxembourg).
Rahman, Lupin	Vice President	PIMCO. Formerly, Policy Review Division, Policy Development and Review.
Ratner, Joshua D.	Vice President Assistant Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Ravano, Emanuele	Managing Director	PIMCO
Reimer, Danelle J.	Vice President	PIMCO
Reimer, Ronald M.	Senior Vice President	PIMCO
Reisz, Paul W.	Senior Vice President	PIMCO
Repoulis, Yiannis	Senior Vice President	PIMCO
Rice, Thomas Edmund	Senior Vice President	PIMCO
Riendeau, Kevin	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Rodosky, Stephen A.	Executive Vice President	PIMCO
Rogers, William A.	Vice President	PIMCO
Rollins, Melody	Senior Vice President	PIMCO
Romano, Mark A.	Senior Vice President	PIMCO
Rowe, Cathy T.	Vice President	PIMCO
Rudolph, Lynn	Vice President	PIMCO. Formerly, Head of Human Resources, ING.
Ruebesam, Roland	Vice President	PIMCO
Ruthen, Seth R.	Executive Vice President	PIMCO
Sakane, Yoshiyuki	Vice President	PIMCO
Salastekar, Deepa A.	Vice President	PIMCO. Formerly, Managing Director, Bear, Stearns & Co., Inc.
Sargent, Jeffrey M.	Executive Vice President Senior Vice President	PIMCO PIMCO Variable Insurance Trust and ETF Trust.
Schaus, Stacy Leigh	Senior Vice President	PIMCO. Formerly, Principal, Hewitt Associates.
Schneider, Jerome M.	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear, Stearns & Co., Inc.
Schneider, Patrick	Vice President	PIMCO
Schuetz, Patricia Ann	Vice President	PIMCO. Formerly, Director, Credit Suisse Asset Management.
Schulist, Stephen O.	Senior Vice President	PIMCO
Schultes, Adrian O.	Vice President	PIMCO. Formerly, Regional Director, Ibbotson Associates.
Schwab, Gerlinde	Vice President	PIMCO
Schwab, Stephen D.	Vice President	PIMCO. Formerly, Vice President, Fidelity Investment.
Schwetz, Myckola	Senior Vice President	PIMCO
Scibisz, Iwona E.	Vice President	PIMCO
Scorah, Ian	Vice President	PIMCO. Formerly, Senior Investment Lawyer, Morley Fund Management Limited.
Seidner, Marc P.	Vice President	PIMCO. Formerly, Managing Director, Domestic Fixed Income Portfolio Manager, Harvard Management Company.
Sejima, Toru	Senior Vice President	PIMCO
Seksaria, Rahul M.	Vice President	PIMCO
Senne, Verena	Senior Vice President	PIMCO
Serafino Jr., George P.	Vice President	PIMCO
Sesay, Therenah	Vice President	PIMCO
Shah, Sapna K.	Vice President	PIMCO
Shaw, Matthew D.	Senior Vice President	PIMCO
Sheehy, Erica H.	Vice President	PIMCO
Shepherd, Julie M.	Vice President	PIMCO
Shiroyama, Taro	Vice President	PIMCO
Short, Jonathan D.	Executive Vice President	PIMCO
Simon, W Scott	Managing Director	PIMCO
Singal, Alka	Vice President	PIMCO
Skobtsov, Ivan	Senior Vice President	PIMCO
Smith, Kenton Todd	Senior Vice President	PIMCO. Formerly, Vice President, First Horizon.
Somersan-Coqui, Aylin	Vice President	PIMCO
Sonner, Michael	Senior Vice President	PIMCO
Soto, Alyssa Michele	Vice President	PIMCO
Spajic, Luke	Executive Vice President	PIMCO. Formerly, Proprietary Trader, Goldman Sachs.
Spalding, Scott M.	Senior Vice President	PIMCO
Spandri, Tobias	Vice President	PIMCO
Spicijaric, Jennifer N.	Vice President	PIMCO
Springer, Jeffrey	Senior Vice President	PIMCO
Stack, Candice E.	Senior Vice President	PIMCO
Stancil, Thomas A.	Vice President	PIMCO. Formerly Partner, Ashland Partners & Co., LLP
Staub, Christian M.	Senior Vice President	PIMCO
Stauffer, Christina	Vice President	PIMCO
Steele, Scott Patrick	Senior Vice President	PIMCO. Formerly, Chief Investment Officer, BMO Mutual Funds
Steiner, Jason R.	Vice President	PIMCO. Formerly Consultant, Centerline Capital Group.
Stracke, Thibault C.	Executive Vice President	PIMCO. Formerly, Senior Credit Strategist, CreditSights.
Strauch, Joel Edward	Senior Vice President	PIMCO
Stravato, Richard	Vice President	PIMCO
Streiff, Thomas F.	Executive Vice President	PIMCO. Formerly, Managing Director, UBS Investment Bank.
Strelow, Peter G	Executive Vice President	PIMCO
Struc, Alexandru	Vice President	PIMCO
Sun, Hao	Vice President	PIMCO
Suo, Yuanyuan	Vice President	PIMCO
Suskind, Donald W.	Vice President	PIMCO, StocksPLUS Management Inc.
Taborsky, Mark A.	Executive Vice President	PIMCO. Formerly, Managing Director of External Management, Harvard Management Company.
Takano, Makoto	Managing Director	PIMCO
Takeuchi, Ichiro	Vice President	PIMCO
Takizuka, Hikaru	Vice President	PIMCO
Tam Joe	Vice President	PIMCO
Tamura, Maiko	Vice President	PIMCO. Formerly, Manager, AIG Japan Capital Investment Co., Ltd.
Tarman, Daniel	Executive Vice President	PIMCO
Telish, Christine M.	Vice President	PIMCO
Terry, Michael A.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Tersin, Dominique	Vice President	PIMCO
Theodore, Kyle J.	Senior Vice President	PIMCO
Thompson, Michael Frazier	Senior Vice President	PIMCO
Thurston, Powell C.	Senior Vice President	PIMCO
To, Steven P.	Vice President	PIMCO
Toloui-Tehrani, Ramin	Executive Vice President	PIMCO
Tomlinson, Brian	Vice President	PIMCO
Tournier, Eve	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank AG.
Traber, Eva-Maria	Vice President	PIMCO
Tran, Loc K.	Vice President	PIMCO
Tredwell, Alonzo S.	Vice President	PIMCO
Trevithick, Natalie	Senior Vice President	PIMCO
Trovato, Michael J.	Vice President	PIMCO
Tsubota, Shiro	Senior Vice President	PIMCO
Tyson, Richard E.	Executive Vice President	PIMCO
Tzemach, Y. Gayle	Vice President	PIMCO
Upadhyay, Nishant	Vice President	PIMCO
Vallarta-Jordal,Maria-Theresa F.	Senior Vice President	PIMCO
Vames, Steven	Vice President	PIMCO
van Akkeren, Marco	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs & Co.
van Bezooijen, Jeroen	Senior Vice President	PIMCO. Formerly, Executive Director, Goldman Sachs.
van De Zilver, Peter A.	Vice President	PIMCO
van Heel, Marc	Executive Vice President	PIMCO
van Zoelen, Henk Jan	Senior Vice President	PIMCO
Veit, Konstantin	Vice President	PIMCO
Velasco, Christine Ann	Vice President	PIMCO
Velicer, Erik A.	Vice President	PIMCO
Viana, David	Senior Vice President	PIMCO
von der Linden, Greg	Vice President	PIMCO
Walenbergh, Mark	Vice President	PIMCO
Walker, Trent W.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Walsh, Lauren R.	Vice President	PIMCO
Walther, Kasten	Vice President	PIMCO
Ward, Jim	Executive Vice President	PIMCO
Warner IV, Hansford B.	Vice President	PIMCO
Watchorn, Michael	Senior Vice President	PIMCO
Watford, Charles	Vice President	PIMCO
Weil, Richard M.	Managing Director	PIMCO
Weinberger, Michele Deborah	Vice President	PIMCO. Formerly, Vice President, Goldman Sachs Asset Mgmt.
Wendler IV, Paul F.	Vice President	PIMCO
Werber, Keith A.	Vice President	PIMCO. Formerly, Vice President, Countrywide Securities Corporation.
White, Timothy C.	Senior Vice President	PIMCO
Whitewolf, Lance E.	Vice President	PIMCO
Whitton, Bransby M.	Senior Vice President	PIMCO
Wild, Christian	Senior Vice President	PIMCO
Wildermuth, Paul T.	Vice President	PIMCO
Williams III, Charles A	Vice President	PIMCO
Williams, Jason A.	Vice President	PIMCO
Wilner, Mitchell W.	Senior Vice President	PIMCO
Wilson, John F.	Executive Vice President	PIMCO
Wilson, Susan L.	Executive Vice President	PIMCO
Winters, Kevin M.	Vice President	PIMCO
Witt, Frank	Executive Vice President	PIMCO
Wittkop, Andrew T.	Vice President	PIMCO
Wolf, Greggory S.	Vice President	PIMCO
Wong, Tammy Nguyen	Vice President	PIMCO
Wood, George H.	Executive Vice President	PIMCO
Worah, Mihir P.	Executive Vice President	PIMCO
Xu, Jianghua	Vice President	PIMCO
Yamamoto, Shinichi	Senior Vice President	PIMCO
Yang, Jing	Vice President	PIMCO
Yasnov, Vadim I.	Vice President	PIMCO
Yildiz, Sadettin	Vice President	PIMCO
Yip, Jonathan	Vice President	PIMCO
Yoon, Kenneth G.	Vice President	PIMCO
Young, Robert O.	Executive Vice President	PIMCO. Formerly Managing Director, Global Capital Markets.
Yu, Anna W.	Vice President	PIMCO
Yu, Cheng-Yuan	Executive Vice President	PIMCO
Zerner, Mary	Vice President	PIMCO. Formerly Senior Vice President, Lazard Asset Management Limited – London.
Zhu, Changhong	Managing Director	PIMCO

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant’s Principal Underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds		Dundee Wealth Funds
American Beacon Mileage Funds		Henderson Global Funds
American Beacon Select Funds		Nomura Partners Funds, Inc.
Bridgeway Funds, Inc.		PMC Funds, Series of the Trust for Professional Managers
Central Park Group Multi-Event Fund		Revenue Shares ETF Trust
Century Capital Management Trust		Sound Shore Fund, Inc.
Direxion Shares ETF Trust		Wintergreen Fund, Inc.
Forum Funds		Javelin Exchange-Traded Trust
AdvisorShares Trust		Liberty Street Horizon Fund, Series of Investment Managers Series Trust

(b)	The following are officers of Foreside Fund Services, LLC, the Registrant’s Principal Underwriter. Their business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Position with Registrant
Mark S. Redman	President	None
Nanette K. Chern	Chief Compliance Officer, Vice President	None
Richard J. Berthy	Vice President & Treasurer	Principal Executive Officer only for Brown Advisory Funds, series of the Forum Funds
Mark A. Fairbanks	Deputy Chief Compliance Officer, Vice President	None
Jennifer E. Hoopes	Secretary	None
James E. Pike	Financial and Operations Principal	None
(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio, 43219 and at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 31 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on March 26, 2010.

Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on March 26, 2010.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Chief Financial

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBIT

(d)(28)	Investment Advisory Agreement between Registrant and Utendahl Capital Management, LP is filed herewith.

(d)(29)	Subadvisory Agreement between Utendahl Capital Management, LP and Pacific Investment Management Company LLC is filed herewith.

(h)(22)	Expense Limitation Agreement between Registrant and Utendahl Capital Management, LP regarding the UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund is filed herewith.

(i)	Opinion and consent of Counsel is filed herewith.

(j)	Consent of BBD, LLP is filed herewith.

(p)(11)	Code of Ethics adopted by Auxier Asset Management LLC is filed herewith.

(p)(26)	Code of Ethics adopted by Mohican Financial Management, LLC is filed herewith.

(p)(36)	Code of Ethics adopted by Utendahl Capital Management, LP is filed herewith.

(p)(37)	Code of Ethics adopted by Pacific Investment Management Company LLC is filed herewith.